UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Computers Portfolio

May 31, 2018

COM-QTLY-0718
1.802161.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Electronic Equipment & Components - 5.0%
Technology Distributors - 5.0%
Dell Technologies, Inc. (a)	324,635	$26,185,059
Household Durables - 13.4%
Consumer Electronics - 13.4%
Sony Corp.	1,499,106	70,726,175
Internet Software & Services - 7.2%
Internet Software & Services - 7.2%
Alphabet, Inc.:
Class A (a)	22,027	24,229,700
Class C (a)	19	20,615
Facebook, Inc. Class A (a)	72,850	13,971,173
		38,221,488
IT Services - 4.0%
Data Processing & Outsourced Services - 4.0%
MasterCard, Inc. Class A	41,717	7,931,236
PayPal Holdings, Inc. (a)	65,249	5,354,985
Visa, Inc. Class A	60,726	7,938,103
		21,224,324
Semiconductors & Semiconductor Equipment - 3.5%
Semiconductor Equipment - 0.5%
ASML Holding NV	13,678	2,689,779
Semiconductors - 3.0%
Mellanox Technologies Ltd. (a)	186,801	15,952,805
Qualcomm, Inc.	325	18,889
		15,971,694

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,661,473

Software - 1.4%
Systems Software - 1.4%
Microsoft Corp.	75,893	7,501,264
Technology Hardware, Storage & Peripherals - 65.0%
Technology Hardware, Storage & Peripherals - 65.0%
Apple, Inc.	654,999	122,399,665
Canon, Inc.	227,698	7,764,384
Cray, Inc. (a)	23,289	579,896
Fujifilm Holdings Corp.	133,108	5,093,545
Hewlett Packard Enterprise Co.	742,827	11,320,683
HP, Inc.	1,177,753	25,945,899
Logitech International SA (Reg.)	232,811	9,500,465
NCR Corp. (a)	124,104	3,735,530
NetApp, Inc.	375,720	25,669,190
Quanta Computer, Inc.	8,887,735	15,706,115
Samsung Electronics Co. Ltd.	1,514,950	71,105,318
Seagate Technology LLC	353,531	19,921,472
Super Micro Computer, Inc. (a)	27,847	671,113
Western Digital Corp.	243,405	20,326,752
Xerox Corp.	160,869	4,372,419
		344,112,446
TOTAL COMMON STOCKS
(Cost $302,519,645)		526,632,229

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.76% (b)
(Cost $424,246)	424,161	424,246
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $302,943,891)		527,056,475
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,107,240
NET ASSETS - 100%		$529,163,715

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,951
Total	$9,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$526,632,229	$443,048,125	$83,584,104	$--
Money Market Funds	424,246	424,246	--	--
Total Investments in Securities:	$527,056,475	$443,472,371	$83,584,104	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$86,251,471

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Semiconductors Portfolio

May 31, 2018

ELE-QTLY-0718
1.802167.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Communications Equipment - 1.9%
Communications Equipment - 1.9%
Finisar Corp. (a)(b)	2,006,800	$32,530,228
Quantenna Communications, Inc. (a)(c)	2,524,095	40,385,520
		72,915,748
Electronic Equipment & Components - 4.4%
Electronic Manufacturing Services - 4.0%
Flextronics International Ltd. (a)	1,396,800	19,401,552
Jabil, Inc.	2,845,837	80,480,270
TTM Technologies, Inc. (a)	2,845,598	51,306,132
		151,187,954
Technology Distributors - 0.4%
Arrow Electronics, Inc. (a)	76,500	5,670,180
Tech Data Corp. (a)	91,200	7,917,072
		13,587,252

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		164,775,206

Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Alphabet, Inc. Class A (a)	14,100	15,510,000
Semiconductors & Semiconductor Equipment - 88.2%
Semiconductor Equipment - 3.6%
Applied Materials, Inc.	1,389,000	70,533,420
Lam Research Corp.	218,473	43,296,979
PDF Solutions, Inc. (a)	816,320	10,318,285
Xperi Corp.	484,000	9,559,000
		133,707,684
Semiconductors - 84.6%
Acacia Communications, Inc. (a)(b)	803,000	25,969,020
Advanced Micro Devices, Inc. (a)(b)	3,393,800	46,596,874
Alpha & Omega Semiconductor Ltd. (a)	823,700	12,792,061
Analog Devices, Inc.	1,950,196	189,520,047
Broadcom, Inc.	1,607,400	405,177,318
Cavium, Inc. (a)	2,226,466	186,154,822
Cirrus Logic, Inc. (a)	1,026,300	38,465,724
Cypress Semiconductor Corp.	1,301,700	21,425,982
Inphi Corp. (a)(b)	1,576,795	53,264,135
Integrated Device Technology, Inc. (a)	60,667	2,016,571
Intel Corp.	11,917,271	657,833,361
MACOM Technology Solutions Holdings, Inc. (a)(b)	2,833,800	63,902,190
Marvell Technology Group Ltd.	8,581,746	184,850,809
Maxim Integrated Products, Inc.	189,925	11,139,101
MaxLinear, Inc. Class A (a)	3,186,431	58,471,009
Microchip Technology, Inc.	847,200	82,500,336
Micron Technology, Inc. (a)	3,592,540	206,894,379
NVIDIA Corp.	1,072,392	270,446,538
NXP Semiconductors NV (a)	1,312,569	149,632,866
O2Micro International Ltd. sponsored ADR (a)	739,800	1,183,680
ON Semiconductor Corp. (a)	3,222,546	80,982,581
Qorvo, Inc. (a)	369,428	29,646,597
Qualcomm, Inc.	5,712,684	332,021,194
Renesas Electronics Corp. (a)	1,140,925	11,347,896
Semtech Corp. (a)	300,725	14,555,090
SK Hynix, Inc.	150,760	13,035,534
Synaptics, Inc. (a)	267,600	11,249,904
Xilinx, Inc.	298,757	20,348,339
		3,181,423,958

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,315,131,642

Technology Hardware, Storage & Peripherals - 2.4%
Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co. Ltd.	1,314,495	61,696,812
Super Micro Computer, Inc. (a)	875,700	21,104,370
Western Digital Corp.	68,200	5,695,382
		88,496,564
TOTAL COMMON STOCKS
(Cost $2,710,660,452)		3,656,829,160

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 1.76% (d)	93,270,854	93,289,509
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	140,303,877	140,317,907
TOTAL MONEY MARKET FUNDS
(Cost $233,607,416)		233,607,416
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $2,944,267,868)		3,890,436,576
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(130,046,128)
NET ASSETS - 100%		$3,760,390,448

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$247,573
Fidelity Securities Lending Cash Central Fund	455,651
Total	$703,224

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MACOM Technology Solutions Holdings, Inc.	$73,590,990	$--	$12,958,868	$--	$(9,053,783)	$12,323,851	$--
Quantenna Communications, Inc.	48,428,806	--	14,595,052	--	(2,123,122)	8,674,888	40,385,520
Total	$122,019,796	$--	$27,553,920	$--	$(11,176,905)	$20,998,739	$40,385,520

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$107,256,020

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Staples Portfolio

May 31, 2018

FOO-QTLY-0718
1.802172.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Beverages - 29.0%
Brewers - 1.1%
Beijing Yanjing Brewery Co. Ltd. Class A	10,571,440	$14,182,547
China Resources Beer Holdings Co. Ltd.	140,000	677,073
Molson Coors Brewing Co. Class B	55,100	3,396,915
		18,256,535
Distillers & Vintners - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.)	146,300	32,636,604
Kweichow Moutai Co. Ltd. (A Shares)	13,453	1,576,362
Pernod Ricard SA	48,400	8,130,836
		42,343,802
Soft Drinks - 25.2%
Britvic PLC	453,974	4,885,254
Coca-Cola Bottling Co. Consolidated	80,244	10,223,888
Coca-Cola European Partners PLC	629,653	23,907,924
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	71,000	4,150,660
Coca-Cola West Co. Ltd.	42,900	1,808,122
Dr. Pepper Snapple Group, Inc.	250,000	29,825,000
Fever-Tree Drinks PLC	55,476	2,215,361
Monster Beverage Corp. (a)	1,178,502	60,292,162
PepsiCo, Inc.	1,010,000	101,252,500
The Coca-Cola Co.	3,821,618	164,329,576
		402,890,447

TOTAL BEVERAGES		463,490,784

Chemicals - 0.2%
Specialty Chemicals - 0.2%
Frutarom Industries Ltd.	26,600	2,604,222
Food & Staples Retailing - 9.7%
Drug Retail - 2.1%
Rite Aid Corp. (a)(b)	1,367,770	2,188,432
Walgreens Boots Alliance, Inc.	492,424	30,722,333
		32,910,765
Food Distributors - 1.6%
Sysco Corp.	361,500	23,508,345
United Natural Foods, Inc. (a)	52,100	2,374,718
		25,883,063
Food Retail - 1.0%
Kroger Co.	354,670	8,629,121
Sprouts Farmers Market LLC (a)	309,100	6,707,470
		15,336,591
Hypermarkets & Super Centers - 5.0%
Costco Wholesale Corp.	297,500	58,976,400
Walmart, Inc.	262,700	21,683,258
		80,659,658

TOTAL FOOD & STAPLES RETAILING		154,790,077

Food Products - 20.1%
Agricultural Products - 1.7%
Bunge Ltd.	188,135	13,084,789
Darling International, Inc. (a)	500,800	9,410,032
Ingredion, Inc.	44,300	4,934,577
		27,429,398
Packaged Foods & Meats - 18.4%
ConAgra Foods, Inc.	606,600	22,480,596
Danone SA	185,791	14,227,288
JBS SA	4,970,800	11,919,615
Kellogg Co.	350,100	22,542,939
Mondelez International, Inc.	1,589,658	62,425,870
Post Holdings, Inc. (a)	126,200	9,700,994
The Hain Celestial Group, Inc. (a)	482,399	12,310,822
The Hershey Co.	131,900	11,876,276
The J.M. Smucker Co.	267,700	28,777,750
The Kraft Heinz Co.	801,400	46,064,472
The Simply Good Foods Co.	1,735,900	23,000,675
TreeHouse Foods, Inc. (a)	602,259	28,854,229
		294,181,526

TOTAL FOOD PRODUCTS		321,610,924

Health Care Providers & Services - 0.9%
Health Care Services - 0.9%
CVS Health Corp.	224,303	14,218,567
Hotels, Restaurants & Leisure - 1.3%
Restaurants - 1.3%
Compass Group PLC	49,911	1,073,198
U.S. Foods Holding Corp. (a)	535,516	19,107,211
		20,180,409
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	79,000	1,862,820
Household Products - 14.3%
Household Products - 14.3%
Colgate-Palmolive Co.	403,180	25,436,626
Essity AB Class B	443,000	11,251,942
Procter & Gamble Co.	1,591,550	116,453,714
Reckitt Benckiser Group PLC	81,700	6,253,579
Spectrum Brands Holdings, Inc. (b)	861,399	68,644,886
		228,040,747
Internet & Direct Marketing Retail - 0.0%
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. (a)	600	977,772
Multiline Retail - 0.3%
General Merchandise Stores - 0.3%
Dollar Tree, Inc. (a)	55,200	4,558,968
Personal Products - 9.2%
Personal Products - 9.2%
Avon Products, Inc. (a)	8,840,335	15,912,603
Coty, Inc. Class A	4,448,097	58,937,285
Estee Lauder Companies, Inc. Class A	129,639	19,373,252
Herbalife Nutrition Ltd. (a)	93,520	4,748,010
Ontex Group NV	243,300	6,627,216
Unilever NV (Certificaten Van Aandelen) (Bearer)	734,830	40,980,613
		146,578,979
Tobacco - 14.6%
Tobacco - 14.6%
Altria Group, Inc.	1,248,445	69,588,324
British American Tobacco PLC sponsored ADR	663,726	33,982,771
Philip Morris International, Inc.	1,643,091	130,691,458
		234,262,553
TOTAL COMMON STOCKS
(Cost $1,562,077,671)		1,593,176,822

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.76% (c)	471,033	471,127
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	48,036,904	48,041,707
TOTAL MONEY MARKET FUNDS
(Cost $48,513,018)		48,512,834
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $1,610,590,689)		1,641,689,656
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(43,092,477)
NET ASSETS - 100%		$1,598,597,179

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,653
Fidelity Securities Lending Cash Central Fund	52,370
Total	$58,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,593,176,822	$1,531,038,269	$62,138,553	$--
Money Market Funds	48,512,834	48,512,834	--	--
Total Investments in Securities:	$1,641,689,656	$1,579,551,103	$62,138,553	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$69,269,915

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Software and IT Services Portfolio

May 31, 2018

SOF-QTLY-0718
1.802189.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Electronic Equipment & Components - 0.7%
Technology Distributors - 0.7%
Dell Technologies, Inc. (a)	532,200	$42,927,252
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Inovalon Holdings, Inc. Class A (a)(b)	1,009,800	10,501,920
Household Durables - 0.2%
Household Appliances - 0.2%
iRobot Corp. (a)(b)	215,800	13,468,078
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
The Booking Holdings, Inc. (a)	15,400	32,477,368
Internet Software & Services - 34.3%
Internet Software & Services - 34.3%
Akamai Technologies, Inc. (a)	1,683,100	126,872,078
Alibaba Group Holding Ltd. sponsored ADR (a)	144,600	28,632,246
Alphabet, Inc.:
Class A (a)	439,500	483,450,000
Class C (a)	524,560	569,142,354
Facebook, Inc. Class A (a)	3,461,000	663,750,580
Instructure, Inc. (a)	282,381	12,142,383
MercadoLibre, Inc.	115,900	33,707,197
Mix Telematics Ltd.	11,982,476	8,800,954
NIC, Inc.	2,441,399	37,475,475
Shutterstock, Inc. (a)	198,700	9,416,393
SPS Commerce, Inc. (a)	674,000	50,165,820
Twitter, Inc. (a)	110,600	3,837,820
		2,027,393,300
IT Services - 19.0%
Data Processing & Outsourced Services - 12.7%
Alliance Data Systems Corp.	285,400	60,168,028
ExlService Holdings, Inc. (a)	307,518	17,433,195
Fidelity National Information Services, Inc.	395,300	40,407,566
FleetCor Technologies, Inc. (a)	340,100	67,798,935
Global Payments, Inc.	163,700	18,196,892
MasterCard, Inc. Class A	672,500	127,855,700
PayPal Holdings, Inc. (a)	1,534,600	125,944,622
The Western Union Co.	730,300	14,525,667
Total System Services, Inc.	689,000	58,695,910
Visa, Inc. Class A	1,716,720	224,409,638
		755,436,153
IT Consulting & Other Services - 6.3%
Capgemini SA	323,900	42,655,519
Cognizant Technology Solutions Corp. Class A	1,682,500	126,776,375
Conduent, Inc. (a)	178,700	3,439,975
Gartner, Inc. (a)	362,400	48,104,976
IBM Corp.	755,800	106,802,098
Leidos Holdings, Inc.	718,800	43,171,128
		370,950,071

TOTAL IT SERVICES		1,126,386,224

Semiconductors & Semiconductor Equipment - 1.1%
Semiconductors - 1.1%
Qualcomm, Inc.	1,107,100	64,344,652
Software - 40.2%
Application Software - 13.8%
Adobe Systems, Inc. (a)	1,157,600	288,566,528
Autodesk, Inc. (a)	450,000	58,095,000
Citrix Systems, Inc. (a)	495,250	52,308,305
Constellation Software, Inc.	36,200	28,511,618
Deem, Inc. (a)(c)(d)	124,895	62,448
Micro Focus International PLC	1,885,700	33,408,014
Monotype Imaging Holdings, Inc.	1,434,700	30,989,520
Salesforce.com, Inc. (a)	1,532,626	198,214,521
Ultimate Software Group, Inc. (a)	213,400	55,942,810
Workday, Inc. Class A (a)	538,900	70,574,344
		816,673,108
Home Entertainment Software - 3.1%
Activision Blizzard, Inc.	1,243,500	88,176,585
Electronic Arts, Inc. (a)	751,300	98,352,683
		186,529,268
Systems Software - 23.3%
Check Point Software Technologies Ltd. (a)	380,300	37,026,008
Microsoft Corp.	11,387,600	1,125,550,384
Oracle Corp.	2,344,300	109,525,696
Red Hat, Inc. (a)	299,100	48,579,822
Symantec Corp.	2,702,600	56,160,028
		1,376,841,938

TOTAL SOFTWARE		2,380,044,314

Technology Hardware, Storage & Peripherals - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	188,700	35,262,369
TOTAL COMMON STOCKS
(Cost $3,098,970,622)		5,732,805,477

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.76% (e)	177,450,440	177,485,930
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	19,391,063	19,393,002
TOTAL MONEY MARKET FUNDS
(Cost $196,866,426)		196,878,932
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,295,837,048)		5,929,684,409
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(10,794,723)
NET ASSETS - 100%		$5,918,889,686

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,448 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$8,064,516

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$802,270
Fidelity Securities Lending Cash Central Fund	30,683
Total	$832,953

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$5,732,805,477	$5,699,335,015	$33,408,014	$62,448
Money Market Funds	196,878,932	196,878,932	--	--
Total Investments in Securities:	$5,929,684,409	$5,896,213,947	$33,408,014	$62,448

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Air Transportation Portfolio

May 31, 2018

AIR-QTLY-0718
1.802153.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Aerospace & Defense - 31.6%
Aerospace & Defense - 31.6%
Astronics Corp. (a)	38,600	$1,358,720
Astronics Corp. Class B (a)	4,755	169,326
Bombardier, Inc. Class B (sub. vtg.) (a)	2,442,700	9,193,565
CAE, Inc.	376,200	7,923,818
Hexcel Corp.	166,400	11,786,112
Moog, Inc. Class A	102,900	8,389,437
Spirit AeroSystems Holdings, Inc. Class A	168,500	14,273,635
Textron, Inc.	64,000	4,261,120
The Boeing Co.	46,610	16,414,178
TransDigm Group, Inc.	21,800	7,283,598
United Technologies Corp.	182,900	22,829,578
		103,883,087
Air Freight & Logistics - 22.2%
Air Freight & Logistics - 22.2%
Air Transport Services Group, Inc. (a)	155,400	3,263,400
Atlas Air Worldwide Holdings, Inc. (a)	5,600	381,640
C.H. Robinson Worldwide, Inc.	20,200	1,757,400
Expeditors International of Washington, Inc.	244,400	18,202,912
FedEx Corp.	49,200	12,256,704
Forward Air Corp.	101,950	6,047,674
United Parcel Service, Inc. Class B	268,000	31,120,160
		73,029,890
Airlines - 38.5%
Airlines - 38.5%
Air Canada (a)	263,900	4,675,137
Alaska Air Group, Inc.	195,900	11,912,679
Allegiant Travel Co.	4,600	696,210
American Airlines Group, Inc.	356,000	15,500,240
Dart Group PLC	94,386	1,013,187
Delta Air Lines, Inc.	657,202	35,521,766
Hawaiian Holdings, Inc.	56,300	2,083,100
JetBlue Airways Corp. (a)	225,500	4,259,695
SkyWest, Inc.	181,700	10,356,900
Southwest Airlines Co.	538,400	27,501,472
Spirit Airlines, Inc. (a)	216,000	7,925,040
United Continental Holdings, Inc. (a)	75,700	5,267,963
		126,713,389
Internet Software & Services - 1.3%
Internet Software & Services - 1.3%
Stamps.com, Inc. (a)	17,000	4,263,600
Machinery - 0.4%
Industrial Machinery - 0.4%
Global Brass & Copper Holdings, Inc.	25,987	815,992
Park-Ohio Holdings Corp.	16,990	670,256
		1,486,248
Road & Rail - 2.6%
Railroads - 2.6%
Genesee & Wyoming, Inc. Class A (a)	29,800	2,327,678
Norfolk Southern Corp.	33,500	5,080,275
Union Pacific Corp.	8,100	1,156,356
		8,564,309
Trading Companies & Distributors - 0.4%
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	28,700	1,168,951
TOTAL COMMON STOCKS
(Cost $217,826,940)		319,109,474

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.76% (b)
(Cost $9,395,289)	9,394,112	9,395,991
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $227,222,229)		328,505,465
NET OTHER ASSETS (LIABILITIES) - 0.2%		625,595
NET ASSETS - 100%		$329,131,060

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,747
Total	$38,747

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

May 31, 2018

ENE-QTLY-0718
1.802168.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Capital Markets - 0.2%
Investment Banking & Brokerage - 0.2%
TPG Pace Energy Holdings Corp. (a)	458,700	$4,816,350
Chemicals - 1.5%
Commodity Chemicals - 1.5%
LG Chemical Ltd.	11,325	3,548,891
LyondellBasell Industries NV Class A	220,600	24,733,672
		28,282,563
Energy Equipment & Services - 12.1%
Oil & Gas Drilling - 2.4%
Nabors Industries Ltd.	2,419,236	18,071,693
Odfjell Drilling Ltd. (a)	1,143,380	5,023,343
Precision Drilling Corp. (a)	1,217,900	4,208,077
Shelf Drilling Ltd. (a)(b)	1,563,913	13,378,703
Trinidad Drilling Ltd. (a)	1,575,700	2,138,849
Xtreme Drilling & Coil Services Corp. (a)	1,801,400	2,723,079
		45,543,744
Oil & Gas Equipment & Services - 9.7%
Baker Hughes, a GE Co. Class A	1,485,000	51,366,150
C&J Energy Services, Inc. (a)	84,200	2,266,664
Dril-Quip, Inc. (a)	192,553	9,252,172
Halliburton Co.	1,218,300	60,598,242
Liberty Oilfield Services, Inc. Class A (a)(c)	318,800	6,777,688
NCS Multistage Holdings, Inc. (a)	367,200	5,588,784
Oceaneering International, Inc.	376,127	8,963,106
RigNet, Inc. (a)	490,096	5,807,638
Schlumberger Ltd.	309,758	21,271,082
Smart Sand, Inc. (a)(c)	212,200	1,298,664
TechnipFMC PLC	296,300	9,229,745
Weatherford International PLC (a)(c)	700,500	2,374,695
		184,794,630

TOTAL ENERGY EQUIPMENT & SERVICES		230,338,374

Gas Utilities - 0.3%
Gas Utilities - 0.3%
Indraprastha Gas Ltd. (a)	1,460,597	5,740,148
Machinery - 0.8%
Industrial Machinery - 0.8%
Apergy Corp. (a)	98,458	4,252,401
Cactus, Inc. (a)	107,800	3,635,016
Gardner Denver Holdings, Inc.	143,500	4,716,845
ProPetro Holding Corp. (a)	206,600	3,361,382
		15,965,644
Oil, Gas & Consumable Fuels - 83.6%
Coal & Consumable Fuels - 0.2%
Peabody Energy Corp.	114,300	4,945,761
Integrated Oil & Gas - 15.1%
Chevron Corp.	1,048,523	130,331,409
Exxon Mobil Corp.	902,548	73,323,000
Occidental Petroleum Corp.	633,800	53,365,960
Suncor Energy, Inc.	773,600	30,810,353
		287,830,722
Oil & Gas Exploration & Production - 45.4%
Anadarko Petroleum Corp.	1,015,815	70,903,887
Cabot Oil & Gas Corp.	1,653,500	37,782,475
California Resources Corp. (a)(c)	61,900	2,274,206
Callon Petroleum Co. (a)	593,517	7,027,241
Centennial Resource Development, Inc.:
Class A (a)	115,200	2,027,520
Class A (a)	602,039	10,595,886
Cimarex Energy Co.	210,445	19,554,549
Concho Resources, Inc. (a)	148,300	20,363,073
ConocoPhillips Co.	174,000	11,725,860
Continental Resources, Inc. (a)	842,200	56,713,748
Devon Energy Corp.	1,253,100	52,091,367
Diamondback Energy, Inc.	507,600	61,297,776
Encana Corp.	3,624,000	46,117,538
EOG Resources, Inc.	1,068,364	125,863,963
Extraction Oil & Gas, Inc. (a)(c)	752,412	12,760,908
GeoPark Ltd. (a)	120,800	1,886,896
Gran Tierra Energy, Inc. (U.S.) (a)	1,721,200	5,628,324
Hess Corp.	376,700	22,760,214
Noble Energy, Inc.	549,700	19,624,290
Parex Resources, Inc. (a)	555,600	10,031,310
Parsley Energy, Inc. Class A (a)	1,602,200	47,232,856
PDC Energy, Inc. (a)	206,351	12,482,172
Pioneer Natural Resources Co.	429,099	82,859,017
PrairieSky Royalty Ltd. (c)	136,400	2,811,948
Ring Energy, Inc. (a)	414,722	5,727,311
RSP Permian, Inc. (a)	999,500	43,718,130
Seven Generations Energy Ltd. (a)	147,200	1,904,995
Viper Energy Partners LP	739,900	24,105,942
Whiting Petroleum Corp. (a)	545,100	28,574,142
WildHorse Resource Development Corp. (a)	229,900	6,175,114
WPX Energy, Inc. (a)	741,700	13,506,357
		866,129,015
Oil & Gas Refining & Marketing - 17.4%
Andeavor	244,100	35,255,363
Delek U.S. Holdings, Inc.	1,729,955	96,496,890
HollyFrontier Corp.	176,200	13,599,116
Marathon Petroleum Corp.	129,600	10,242,288
Phillips 66 Co.	676,473	78,802,340
Reliance Industries Ltd.	395,832	5,408,569
Valero Energy Corp.	760,000	92,112,000
		331,916,566
Oil & Gas Storage & Transport - 5.5%
Cheniere Energy, Inc. (a)	359,100	23,923,242
Enterprise Products Partners LP	680,700	19,672,230
GasLog Partners LP	233,500	5,709,075
Gener8 Maritime, Inc. (a)	1,201,790	8,027,957
Golar LNG Ltd.	370,500	9,625,590
Noble Midstream Partners LP	119,327	6,153,693
Noble Midstream Partners LP (d)	101,027	5,209,962
Plains GP Holdings LP Class A	346,549	8,514,709
Teekay LNG Partners LP	142,300	2,461,790
The Williams Companies, Inc.	584,662	15,704,021
		105,002,269

TOTAL OIL, GAS & CONSUMABLE FUELS		1,595,824,333

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (a)	94,792	5,294,133
TOTAL COMMON STOCKS
(Cost $1,483,239,970)		1,886,261,545

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.76% (e)	21,018,129	21,022,332
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	9,939,148	9,940,142
TOTAL MONEY MARKET FUNDS
(Cost $30,962,497)		30,962,474
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,514,202,467)		1,917,224,019
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,772,768)
NET ASSETS - 100%		$1,909,451,251

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,378,703 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,209,962 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$4,086,542

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,369
Fidelity Securities Lending Cash Central Fund	26,037
Total	$97,406

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$40,309,609

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Leisure Portfolio

May 31, 2018

LEI-QTLY-0718
1.802179.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Diversified Consumer Services - 4.1%
Education Services - 1.9%
Adtalem Global Education, Inc. (a)	65,900	$3,146,725
Grand Canyon Education, Inc. (a)	57,100	6,343,810
		9,490,535
Specialized Consumer Services - 2.2%
ServiceMaster Global Holdings, Inc. (a)	98,034	5,601,663
Weight Watchers International, Inc. (a)	74,200	5,588,744
		11,190,407

TOTAL DIVERSIFIED CONSUMER SERVICES		20,680,942

Food & Staples Retailing - 0.6%
Food Distributors - 0.6%
Performance Food Group Co. (a)	80,100	2,863,575
Hotels, Restaurants & Leisure - 92.5%
Casinos & Gaming - 14.2%
Boyd Gaming Corp.	120,100	4,533,775
Caesars Entertainment Corp. (a)	300,200	3,647,430
Eldorado Resorts, Inc. (a)	226,800	10,251,360
Las Vegas Sands Corp.	328,708	26,497,152
MGM Mirage, Inc.	344,400	10,831,380
Penn National Gaming, Inc. (a)	164,149	5,594,198
Pinnacle Entertainment, Inc. (a)	30,400	1,030,864
Scientific Games Corp. Class A (a)	46,100	2,733,730
Wynn Resorts Ltd.	33,300	6,527,133
		71,647,022
Hotels, Resorts & Cruise Lines - 32.0%
Bluegreen Vacations Corp.	43,300	870,330
Carnival Corp.	338,200	21,063,096
Greentree Hospitality Group Ltd. ADR (a)	62,100	1,162,512
Hilton Grand Vacations, Inc. (a)	365,612	14,536,733
Hilton Worldwide Holdings, Inc.	257,997	20,822,938
Hyatt Hotels Corp. Class A	72,700	5,941,771
Marriott International, Inc. Class A	309,493	41,892,972
Marriott Vacations Worldwide Corp.	71,297	8,572,751
Norwegian Cruise Line Holdings Ltd. (a)	137,200	7,181,048
Royal Caribbean Cruises Ltd.	226,490	23,776,920
Wyndham Worldwide Corp.	143,414	15,551,814
		161,372,885
Leisure Facilities - 4.3%
Planet Fitness, Inc. (a)	298,200	11,817,666
Vail Resorts, Inc.	40,778	9,818,935
		21,636,601
Restaurants - 42.0%
ARAMARK Holdings Corp.	143,650	5,576,493
Chipotle Mexican Grill, Inc. (a)	24,600	10,582,428
Darden Restaurants, Inc.	11,800	1,031,438
Del Frisco's Restaurant Group, Inc. (a)	34,500	457,125
DineEquity, Inc.	23,900	1,516,455
Domino's Pizza, Inc.	19,200	4,828,416
Dunkin' Brands Group, Inc. (b)	166,500	10,660,995
McDonald's Corp.	672,058	107,536,001
Red Robin Gourmet Burgers, Inc. (a)	8,600	433,010
Restaurant Brands International, Inc.	79,800	4,712,545
Shake Shack, Inc. Class A (a)(b)	21,000	1,252,020
Starbucks Corp.	861,800	48,838,206
U.S. Foods Holding Corp. (a)	108,633	3,876,025
Wendy's Co.	327,900	5,282,469
Yum! Brands, Inc.	61,636	5,012,856
		211,596,482

TOTAL HOTELS, RESTAURANTS & LEISURE		466,252,990

Internet & Direct Marketing Retail - 1.4%
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	1,000	1,629,620
The Booking Holdings, Inc. (a)	2,500	5,272,300
		6,901,920
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
2U, Inc. (a)	17,424	1,651,795
Alphabet, Inc. Class A (a)	1,800	1,980,000
		3,631,795
Multiline Retail - 0.2%
General Merchandise Stores - 0.2%
Dollar Tree, Inc. (a)	12,700	1,048,893
Textiles, Apparel & Luxury Goods - 0.2%
Apparel, Accessories & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton SA	3,242	1,128,860
TOTAL COMMON STOCKS
(Cost $321,229,260)		502,508,975

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.76% (c)	616,228	616,351
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	5,995,950	5,996,550
TOTAL MONEY MARKET FUNDS
(Cost $6,612,901)		6,612,901
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $327,842,161)		509,121,876
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,180,266)
NET ASSETS - 100%		$503,941,610

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,201
Fidelity Securities Lending Cash Central Fund	9,366
Total	$12,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$502,508,975	$501,380,115	$1,128,860	$--
Money Market Funds	6,612,901	6,612,901	--	--
Total Investments in Securities:	$509,121,876	$507,993,016	$1,128,860	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Portfolio

May 31, 2018

HEA-QTLY-0718
1.802174.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Biotechnology - 25.8%
Biotechnology - 25.8%
Abeona Therapeutics, Inc. (a)(b)	1,550,000	$27,435,000
AC Immune SA (a)(b)	1,000,000	10,480,000
Acceleron Pharma, Inc. (a)	400,000	14,216,000
Acorda Therapeutics, Inc. (a)	986,928	25,906,860
Alexion Pharmaceuticals, Inc. (a)	1,180,000	137,033,400
Alnylam Pharmaceuticals, Inc. (a)	548,300	54,539,401
Amgen, Inc.	1,000,000	179,620,000
AnaptysBio, Inc. (a)	437,162	34,011,204
Argenx SE ADR	522,900	49,936,950
Ascendis Pharma A/S sponsored ADR (a)	620,000	44,652,400
Atara Biotherapeutics, Inc. (a)	1,080,000	53,784,000
Audentes Therapeutics, Inc. (a)	580,000	21,982,000
BeiGene Ltd. ADR (a)	463,300	92,715,596
Biogen, Inc. (a)	280,000	82,308,800
bluebird bio, Inc. (a)	232,200	41,575,410
Blueprint Medicines Corp. (a)	751,100	63,152,488
Cellectis SA sponsored ADR (a)	674,000	20,179,560
CytomX Therapeutics, Inc. (a)	415,020	10,653,563
Five Prime Therapeutics, Inc. (a)	600,000	10,536,000
Global Blood Therapeutics, Inc. (a)	460,000	22,149,000
GlycoMimetics, Inc. (a)	1,120,000	20,014,400
Heron Therapeutics, Inc. (a)	800,000	26,080,000
Insmed, Inc. (a)	2,525,205	70,352,211
Intercept Pharmaceuticals, Inc. (a)(b)	366,200	25,710,902
La Jolla Pharmaceutical Co. (a)	500,000	15,600,000
Loxo Oncology, Inc. (a)	290,000	51,425,700
Momenta Pharmaceuticals, Inc. (a)	75,107	1,772,525
Neurocrine Biosciences, Inc. (a)	1,099,549	105,842,587
Sage Therapeutics, Inc. (a)	16,609	2,536,028
Sarepta Therapeutics, Inc. (a)(b)	1,290,000	121,066,500
Spark Therapeutics, Inc. (a)	300,000	23,937,000
TESARO, Inc. (a)(b)	690,000	31,581,300
uniQure B.V. (a)(b)	521,238	18,264,180
Vertex Pharmaceuticals, Inc. (a)	1,228,391	189,172,214
Xencor, Inc. (a)	1,053,412	42,147,014
Zai Lab Ltd. ADR (b)	609,300	14,269,806
		1,756,639,999
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	651,800	16,392,770
Health Care Equipment & Supplies - 30.8%
Health Care Equipment - 30.0%
Atricure, Inc. (a)	1,500,000	35,565,000
Baxter International, Inc.	2,660,000	188,434,400
Becton, Dickinson & Co.	2,020,000	447,611,800
Boston Scientific Corp. (a)	14,000,000	425,460,000
Danaher Corp.	360,000	35,740,800
DexCom, Inc. (a)	800,000	70,392,000
Edwards Lifesciences Corp. (a)	660,000	90,624,600
Genmark Diagnostics, Inc. (a)	2,500,000	18,325,000
Insulet Corp. (a)	1,092,514	102,466,888
Integra LifeSciences Holdings Corp. (a)	1,440,000	92,937,600
Intuitive Surgical, Inc. (a)	386,000	177,432,620
Penumbra, Inc. (a)	600,000	96,540,000
Stryker Corp.	1,000,000	174,020,000
Wright Medical Group NV (a)	3,300,000	82,368,000
		2,037,918,708
Health Care Supplies - 0.8%
Align Technology, Inc. (a)	172,238	57,174,404

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,095,093,112

Health Care Providers & Services - 22.7%
Health Care Distributors & Services - 1.9%
Amplifon SpA	1,000,000	18,026,751
EBOS Group Ltd.	2,816,478	35,615,451
Henry Schein, Inc. (a)	1,060,000	73,352,000
		126,994,202
Health Care Facilities - 1.8%
HCA Holdings, Inc.	1,200,000	123,768,000
Health Care Services - 1.5%
Diplomat Pharmacy, Inc. (a)	1,000,000	23,540,000
G1 Therapeutics, Inc.	700,000	30,317,000
Premier, Inc. (a)	600,000	19,572,000
United Drug PLC (United Kingdom) (b)	2,550,000	30,474,684
		103,903,684
Managed Health Care - 17.5%
Cigna Corp.	800,000	135,496,000
Humana, Inc.	1,200,000	349,176,000
Molina Healthcare, Inc. (a)	640,000	54,355,200
Notre Dame Intermedica Participacoes SA	1,721,400	9,938,132
UnitedHealth Group, Inc.	2,640,000	637,586,401
		1,186,551,733

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,541,217,619

Health Care Technology - 1.9%
Health Care Technology - 1.9%
Castlight Health, Inc. (a)	1,875,650	6,752,340
Castlight Health, Inc. Class B (a)	3,040,500	10,945,800
Teladoc, Inc. (a)(b)	2,120,000	107,908,000
		125,606,140
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Benefitfocus, Inc. (a)(b)	1,420,000	47,641,000
Life Sciences Tools & Services - 0.8%
Life Sciences Tools & Services - 0.8%
Hangzhou Tigermed Consulting Co. Ltd. Class A	1,800,000	16,044,803
Lonza Group AG	140,000	37,485,929
		53,530,732
Pharmaceuticals - 14.8%
Pharmaceuticals - 14.8%
Allergan PLC	560,000	84,448,000
Amneal Pharmaceuticals, Inc. (a)	140,000	2,763,600
Amneal Pharmaceuticals, Inc. (c)	1,621,622	32,010,818
AstraZeneca PLC (United Kingdom)	3,000,000	218,867,806
Bristol-Myers Squibb Co.	800,000	42,096,000
CymaBay Therapeutics, Inc. (a)	480,000	6,225,600
Dechra Pharmaceuticals PLC	2,020,000	74,973,213
Indivior PLC (a)	6,093,100	38,952,239
Jazz Pharmaceuticals PLC (a)	200,000	33,800,000
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	5,200,000	61,756,236
Mylan NV (a)	290,000	11,153,400
MyoKardia, Inc. (a)	307,200	14,622,720
Nektar Therapeutics (a)	1,641,300	131,747,151
Perrigo Co. PLC	540,000	39,506,400
Roche Holding AG (participation certificate)	440,000	94,341,206
RPI International Holdings LP (c)(d)	199,753	29,014,123
The Medicines Company (a)(b)	1,000,000	33,860,000
Theravance Biopharma, Inc. (a)(b)	1,238,666	30,149,130
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	7,200,000	29,528,727
		1,009,816,369
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Scholar Rock Holding Corp. (b)	30,500	533,445
TOTAL COMMON STOCKS
(Cost $4,723,292,053)		6,646,471,186

Convertible Preferred Stocks - 1.5%
Biotechnology - 0.7%
Biotechnology - 0.7%
10X Genomics, Inc.:
Series C (a)(c)(d)	2,958,778	28,315,505
Series D (c)(d)	60,000	574,200
BioNTech AG Series A (c)(d)	78,748	16,803,776
		45,693,481
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Shockwave Medical, Inc. Series C (c)(d)	7,425,890	10,173,469
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)(d)	1,639,892	11,528,441
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc. Series B (a)(c)(d)	8,159,125	23,171,915
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Generation Bio Series B (c)(d)	130,800	1,196,258
Harmony Biosciences II, Inc. Series A (c)(d)	10,935,215	10,935,215
		12,131,473
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $80,002,165)		102,698,779

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.76% (e)	26,762,739	26,768,092
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	143,243,957	143,258,281
TOTAL MONEY MARKET FUNDS
(Cost $170,023,693)		170,026,373
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $4,973,317,911)		6,919,196,338
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(113,046,400)
NET ASSETS - 100%		$6,806,149,938

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,723,720 or 2.4% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$13,250,000
10X Genomics, Inc. Series D	4/10/18	$574,200
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Amneal Pharmaceuticals, Inc.	5/4/18	$29,594,602
BioNTech AG Series A	12/29/17	$17,246,491
Generation Bio Series B	2/21/18	$1,196,258
Harmony Biosciences II, Inc. Series A	9/22/17	$10,935,215
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031
Shockwave Medical, Inc. Series C	9/27/17	$7,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$257,139
Fidelity Securities Lending Cash Central Fund	524,818
Total	$781,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Benefitfocus, Inc.	$43,414,800	$1,261,419	$10,220,979	$--	$(2,232,822)	$15,418,582	$--
Total	$43,414,800	$1,261,419	$10,220,979	$--	$(2,232,822)	$15,418,582	$--

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,646,471,186	$6,266,762,122	$350,694,941	$29,014,123
Convertible Preferred Stocks	102,698,779	--	--	102,698,779
Money Market Funds	170,026,373	170,026,373	--	--
Total Investments in Securities:	$6,919,196,338	$6,436,788,495	$350,694,941	$131,712,902

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$231,060,617

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$85,231,129
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	16,893,450
Cost of Purchases	574,200
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$102,698,779
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$16,893,450
Other Investments in Securities
Beginning Balance	$28,424,852
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	589,271
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$29,014,123
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$589,271

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$131,712,902	Market approach	Transaction price	$9.57 - $145.24 / $77.56	Increase
		Market comparable	Transaction price	$1.00 - $213.39 / $124.68	Increase
			Enterprise value/Sales multiple (EV/S)	3.7 - 5.1 / 4.4	Increase
			Discount rate	20.0% - 24.0% / 21.2%	Decrease
			Enterprise value/Revenue multiple (EV/R)	4.9	Increase
			Premium rate	86.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

May 31, 2018

TEC-QTLY-0718
1.802190.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
Best, Inc. ADR (a)	959,400	$11,503,206
Automobiles - 4.0%
Automobile Manufacturers - 4.0%
Tesla, Inc. (a)(b)	887,256	252,628,401
Biotechnology - 0.3%
Biotechnology - 0.3%
BeiGene Ltd. ADR (b)	88,200	17,650,584
Communications Equipment - 1.6%
Communications Equipment - 1.6%
Applied Optoelectronics, Inc. (a)(b)	118,900	5,560,953
Cisco Systems, Inc.	544,400	23,251,324
CommScope Holding Co., Inc. (b)	715,600	20,981,392
Hytera Communications Corp. Ltd. Class A	12,182,500	18,852,534
Lumentum Holdings, Inc. (a)(b)	108,600	6,380,250
Palo Alto Networks, Inc. (b)	81,400	16,938,526
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,176,300	8,481,123
		100,446,102
Diversified Consumer Services - 1.0%
Education Services - 1.0%
China Online Education Group sponsored ADR (a)(b)	5,848	68,363
TAL Education Group ADR	1,522,684	64,653,163
		64,721,526
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Jianpu Technology, Inc. ADR (a)(b)	1,744,900	10,312,359
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
BizLink Holding, Inc.	806,505	5,674,026
Electronic Equipment & Components - 3.6%
Electronic Components - 1.1%
E Ink Holdings, Inc.	12,374,000	14,130,987
Ledlink Optics, Inc.	1,055,624	1,341,022
LG Innotek Co. Ltd.	288,548	38,465,943
Samsung Electro-Mechanics Co. Ltd.	111,960	13,888,761
		67,826,713
Electronic Equipment & Instruments - 1.6%
Chroma ATE, Inc.	10,534,644	52,512,521
Hitachi High-Technologies Corp.	211,300	9,643,834
Trimble, Inc. (b)	1,114,921	36,859,288
		99,015,643
Technology Distributors - 0.9%
Dell Technologies, Inc. (b)	740,952	59,765,188

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		226,607,544

Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. (c)(d)(e)	4,366,389	24,495,442
Internet & Direct Marketing Retail - 1.5%
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (b)	27,100	44,162,702
China Internet Plus Holdings Ltd. Class B (b)(d)(e)	759,582	3,759,931
Netflix, Inc. (b)	133,100	46,797,960
		94,720,593
Internet Software & Services - 12.5%
Internet Software & Services - 12.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	831,900	164,724,519
Alphabet, Inc.:
Class A (b)	78,303	86,133,300
Class C (b)	81,168	88,066,468
eBay, Inc. (b)	721,000	27,196,120
Envestnet, Inc. (b)	334	17,669
Facebook, Inc. Class A (b)	227,474	43,624,964
GoDaddy, Inc. (b)	756,800	54,179,312
LogMeIn, Inc.	406,069	43,814,845
MercadoLibre, Inc.	131,000	38,098,730
MongoDB, Inc. Class A (a)	13,352	629,280
NetEase, Inc. ADR	149,500	34,133,840
New Relic, Inc. (b)	202,000	20,521,180
Nutanix, Inc.:
Class A (b)	549,300	29,360,085
Class B (b)(f)	72,872	3,895,008
Okta, Inc. (b)	152,300	8,560,783
SMS Co., Ltd.	831,800	31,235,032
Tencent Holdings Ltd.	904,300	46,166,439
Xunlei Ltd. sponsored ADR (a)(b)	2,502,605	30,957,224
Yandex NV Series A (b)	1,016,200	34,063,024
		785,377,822
IT Services - 5.7%
Data Processing & Outsourced Services - 4.2%
FleetCor Technologies, Inc. (b)	361,400	72,045,090
Global Payments, Inc.	183,600	20,408,976
PayPal Holdings, Inc. (b)	1,616,700	132,682,569
Square, Inc. (b)	660,600	38,479,950
		263,616,585
IT Consulting & Other Services - 1.5%
Cognizant Technology Solutions Corp. Class A	827,106	62,322,437
DXC Technology Co.	343,900	31,676,629
		93,999,066

TOTAL IT SERVICES		357,615,651

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)(e)	1,015,442	2,082,246
Machinery - 0.8%
Industrial Machinery - 0.8%
Minebea Mitsumi, Inc.	2,588,819	48,855,133
Media - 0.5%
Advertising - 0.0%
iCar Asia Ltd. (b)	3,353,382	595,959
Cable & Satellite - 0.4%
Naspers Ltd. Class N	93,686	22,269,744
Publishing - 0.1%
China Literature Ltd. (b)(f)	490,796	4,560,026

TOTAL MEDIA		27,425,729

Semiconductors & Semiconductor Equipment - 23.5%
Semiconductor Equipment - 3.7%
ASM Pacific Technology Ltd.	3,602,500	46,995,786
ASML Holding NV	63,600	12,506,940
Ferrotec Holdings Corp.	730,700	14,824,240
KLA-Tencor Corp.	351,900	39,845,637
Lam Research Corp.	153,600	30,440,448
Screen Holdings Co. Ltd.	229,600	19,403,436
Sino-American Silicon Products, Inc.	15,189,000	71,408,532
		235,425,019
Semiconductors - 19.8%
Acacia Communications, Inc. (b)	85,700	2,771,538
Advanced Micro Devices, Inc. (a)(b)	2,604,100	35,754,293
ams AG	900,889	77,804,050
ASPEED Tech, Inc.	135,775	4,078,932
Broadcom, Inc.	412,500	103,978,875
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	283,218	4,092,500
Cree, Inc. (b)	408,800	19,058,256
Global Unichip Corp.	960,000	8,162,313
Himax Technologies, Inc. sponsored ADR (a)	6,303,283	46,959,458
Inphi Corp. (b)	405,707	13,704,782
Intel Corp.	1,118,500	61,741,200
International Quantum Epitaxy PLC (a)(b)	13,520,470	19,698,887
MACOM Technology Solutions Holdings, Inc. (a)(b)	1,579,000	35,606,450
Marvell Technology Group Ltd.	3,362,554	72,429,413
Micron Technology, Inc. (b)	561,200	32,319,508
Monolithic Power Systems, Inc.	74,495	9,819,186
Nanya Technology Corp.	30,480,000	101,222,280
NVIDIA Corp.	1,268,650	319,940,844
NXP Semiconductors NV (b)	484,900	55,278,600
Qorvo, Inc. (b)	222,761	17,876,570
Qualcomm, Inc.	2,762,900	160,579,748
Renesas Electronics Corp. (b)	439,400	4,370,371
Semtech Corp. (b)	337,476	16,333,838
Silicon Laboratories, Inc. (b)	116,100	12,260,160
Silicon Motion Technology Corp. sponsored ADR	9,700	471,711
Win Semiconductors Corp.	830,000	6,738,743
		1,243,052,506

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,478,477,525

Software - 39.3%
Application Software - 17.9%
Adobe Systems, Inc. (b)	742,039	184,975,482
Atlassian Corp. PLC (b)	4,825	307,787
Autodesk, Inc. (b)	1,039,400	134,186,540
Ceridian HCM Holding, Inc.	19,900	686,948
Citrix Systems, Inc. (b)	1,031,048	108,899,290
Ellie Mae, Inc. (a)(b)	293,600	31,206,744
HubSpot, Inc. (b)	16,500	1,999,800
Intuit, Inc.	355,000	71,568,000
Parametric Technology Corp. (b)	2,098,132	180,942,904
Pivotal Software, Inc.	12,000	215,880
RealPage, Inc. (b)	13,500	793,125
Salesforce.com, Inc. (b)	1,268,492	164,054,070
Snap, Inc. Class A (a)(b)	1,480,700	16,865,173
Splunk, Inc. (b)	303,100	33,586,511
SS&C Technologies Holdings, Inc.	10,800	549,828
Ultimate Software Group, Inc. (b)	495,101	129,790,727
Workday, Inc. Class A (b)	210,700	27,593,272
Zendesk, Inc. (b)	633,375	35,399,329
		1,123,621,410
Home Entertainment Software - 7.0%
Activision Blizzard, Inc.	2,178,800	154,498,708
Electronic Arts, Inc. (b)	1,174,200	153,714,522
Nintendo Co. Ltd.	164,200	67,212,975
Nintendo Co. Ltd. ADR	553,800	28,265,952
Take-Two Interactive Software, Inc. (b)	339,500	38,051,160
		441,743,317
Systems Software - 14.4%
Microsoft Corp.	7,805,640	771,509,460
Oracle Corp.	995,800	46,523,776
Red Hat, Inc. (b)	460,900	74,859,378
ServiceNow, Inc. (b)	72,200	12,823,442
		905,716,056

TOTAL SOFTWARE		2,471,080,783

Technology Hardware, Storage & Peripherals - 2.3%
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	750,797	140,301,435
Samsung Electronics Co. Ltd.	96,090	4,510,056
		144,811,491
TOTAL COMMON STOCKS
(Cost $4,915,801,430)		6,124,486,163

Convertible Preferred Stocks - 1.1%
Food & Staples Retailing - 0.3%
Food Retail - 0.3%
Roofoods Ltd. Series F (d)(e)	41,041	15,078,053
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
China Internet Plus Holdings Ltd.:
Series A-11 (b)(d)(e)	2,802,162	13,870,702
Series B (b)(d)(e)	3,918,573	19,396,936
		33,267,638
Internet Software & Services - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (b)(d)(e)	515,696	20,627,840
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $46,496,557)		68,973,531

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 1.76% (g)	93,982,725	94,001,521
Fidelity Securities Lending Cash Central Fund 1.76% (g)(h)	353,746,710	353,782,085
TOTAL MONEY MARKET FUNDS
(Cost $447,783,606)		447,783,606
TOTAL INVESTMENT IN SECURITIES - 105.7%
(Cost $5,410,081,593)		6,641,243,300
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(356,267,289)
NET ASSETS - 100%		$6,284,976,011

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,228,904 or 1.5% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,455,034 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd.	5/16/18	$24,495,442
China Internet Plus Holdings Ltd. Class B	11/16/16	$2,140,730
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,857,214
China Internet Plus Holdings Ltd. Series B	12/11/15	$15,128,435
Roofoods Ltd. Series F	9/12/17	$14,510,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$292,598
Fidelity Securities Lending Cash Central Fund	2,926,458
Total	$3,219,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,124,486,163	$5,860,954,749	$233,193,795	$30,337,619
Convertible Preferred Stocks	68,973,531	--	--	68,973,531
Money Market Funds	447,783,606	447,783,606	--	--
Total Investments in Securities:	$6,641,243,300	$6,308,738,355	$233,193,795	$99,311,150

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$669,451,028

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$6,373,324
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(531,147)
Cost of Purchases	24,495,442
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$30,337,619
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$(531,147)
Convertible Preferred Stocks
Beginning Balance	$70,174,412
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(1,200,881)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$68,973,531
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$(1,200,881)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$97,228,904	Market approach	Transaction price	$5.61 - $40.00 / $21.33	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.8	Increase
			Discount rate	57.0% - 73.0% / 61.6%	Decrease
			Discount for lack of marketability	15.0%	Decrease
			Enterprise value/Gross Profit multiple (EV/GP)	4.1	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Utilities Portfolio

May 31, 2018

UTI-QTLY-0718
1.802193.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Diversified Telecommunication Services - 0.5%
Integrated Telecommunication Services - 0.5%
Verizon Communications, Inc.	68,400	$3,260,628
Electric Utilities - 48.1%
Electric Utilities - 48.1%
American Electric Power Co., Inc.	248,900	16,912,755
Edison International	193,000	11,996,880
El Paso Electric Co.	131,455	7,703,263
Eversource Energy	439,700	25,098,076
Exelon Corp.	1,121,392	46,414,415
FirstEnergy Corp.	1,204,903	41,472,761
Great Plains Energy, Inc.	754,982	25,624,089
NextEra Energy, Inc.	384,132	63,692,926
PG&E Corp.	437,107	18,939,846
PPL Corp.	592,868	16,197,154
Vistra Energy Corp. (a)	1,029,507	25,253,807
Westar Energy, Inc.	406,868	23,069,416
		322,375,388
Equity Real Estate Investment Trusts (REITs) - 2.0%
Specialized REITs - 2.0%
InfraReit, Inc.	618,420	13,209,451
Gas Utilities - 2.5%
Gas Utilities - 2.5%
South Jersey Industries, Inc.	507,400	16,805,088
Independent Power and Renewable Electricity Producers - 12.7%
Independent Power Producers & Energy Traders - 10.4%
NRG Energy, Inc.	919,402	31,471,130
NRG Yield, Inc. Class C	298,300	5,220,250
The AES Corp.	2,556,904	32,600,526
		69,291,906
Renewable Electricity - 2.3%
NextEra Energy Partners LP	344,916	15,507,423

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		84,799,329

Media - 7.2%
Cable & Satellite - 2.0%
Comcast Corp. Class A	427,206	13,320,283
Movies & Entertainment - 5.2%
Time Warner, Inc.	371,367	34,967,917

TOTAL MEDIA		48,288,200

Multi-Utilities - 19.8%
Multi-Utilities - 19.8%
Ameren Corp.	41,998	2,485,862
Avangrid, Inc.	262,431	13,932,462
Dominion Resources, Inc.	595,300	38,212,307
Public Service Enterprise Group, Inc.	831,570	44,056,579
SCANA Corp.	167,018	6,062,753
Sempra Energy	259,942	27,691,621
		132,441,584
Oil, Gas & Consumable Fuels - 5.7%
Oil & Gas Storage & Transport - 5.7%
Boardwalk Pipeline Partners, LP	1,626,700	17,226,753
Cheniere Energy Partners LP Holdings LLC	274,042	8,284,290
Cheniere Energy, Inc. (a)	142,909	9,520,598
The Williams Companies, Inc.	122,000	3,276,920
		38,308,561
TOTAL COMMON STOCKS
(Cost $550,097,365)		659,488,229

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.76% (b)
(Cost $2,860,471)	2,859,899	2,860,471
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $552,957,836)		662,348,700
NET OTHER ASSETS (LIABILITIES) - 1.1%		7,382,711
NET ASSETS - 100%		$669,731,411

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,946
Fidelity Securities Lending Cash Central Fund	946
Total	$53,892

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events{^^, changes in interest rates and credit quality}. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Financial Services Portfolio

May 31, 2018

FIN-QTLY-0718
1.802171.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Banks - 34.9%
Diversified Banks - 16.1%
Bank of America Corp.	1,679,000	$48,758,161
Citigroup, Inc.	548,590	36,585,467
JPMorgan Chase & Co.	200,000	21,402,000
Wells Fargo & Co.	310,400	16,758,496
		123,504,124
Regional Banks - 18.8%
Bank of the Ozarks, Inc.	186,700	8,875,718
CoBiz, Inc.	230,000	5,133,600
East West Bancorp, Inc.	140,000	9,727,200
First Citizen Bancshares, Inc.	3,700	1,625,373
First Hawaiian, Inc.	63,600	1,862,208
First Horizon National Corp.	268,100	4,970,574
First Republic Bank	30,000	2,988,000
Huntington Bancshares, Inc.	2,274,300	33,818,841
M&T Bank Corp.	50,000	8,604,000
PNC Financial Services Group, Inc.	189,500	27,176,195
Popular, Inc.	124,500	5,632,380
Preferred Bank, Los Angeles	31,100	1,981,070
Signature Bank (a)	79,000	10,071,710
SunTrust Banks, Inc.	270,000	18,227,700
United Community Bank, Inc.	28,000	908,880
Wintrust Financial Corp.	20,000	1,842,200
		143,445,649

TOTAL BANKS		266,949,773

Capital Markets - 24.1%
Asset Management & Custody Banks - 5.8%
Apollo Global Management LLC Class A	170,000	5,324,400
BlackRock, Inc. Class A	32,600	17,415,898
Northern Trust Corp.	192,000	19,683,840
Oaktree Capital Group LLC Class A	50,000	2,047,500
		44,471,638
Financial Exchanges & Data - 3.2%
Cboe Global Markets, Inc.	115,000	11,219,400
IntercontinentalExchange, Inc.	190,000	13,469,100
		24,688,500
Investment Banking & Brokerage - 15.1%
E*TRADE Financial Corp. (a)	500,000	31,675,000
Goldman Sachs Group, Inc.	130,000	29,364,400
Greenhill & Co., Inc. (b)	31,100	819,485
Hamilton Lane, Inc. Class A	87,100	4,072,796
Investment Technology Group, Inc.	217,300	4,767,562
Lazard Ltd. Class A	75,000	3,858,000
PJT Partners, Inc.	65,000	3,592,550
TD Ameritrade Holding Corp.	625,000	37,000,000
		115,149,793

TOTAL CAPITAL MARKETS		184,309,931

Consumer Finance - 10.8%
Consumer Finance - 10.8%
Capital One Financial Corp.	420,000	39,480,000
Discover Financial Services	15,000	1,107,900
OneMain Holdings, Inc. (a)	250,000	8,132,500
SLM Corp. (a)	1,050,000	12,001,500
Synchrony Financial	635,000	21,990,050
		82,711,950
Diversified Financial Services - 3.2%
Multi-Sector Holdings - 3.2%
Berkshire Hathaway, Inc. Class B (a)	130,000	24,898,900
Insurance - 20.6%
Life & Health Insurance - 5.5%
MetLife, Inc.	552,800	25,423,272
Torchmark Corp.	192,700	16,346,741
		41,770,013
Multi-Line Insurance - 5.7%
American International Group, Inc.	335,000	17,684,650
Hartford Financial Services Group, Inc.	489,600	25,620,768
		43,305,418
Property & Casualty Insurance - 7.4%
Aspen Insurance Holdings Ltd.	20,000	868,000
Axis Capital Holdings Ltd.	31,100	1,768,035
Chubb Ltd.	90,000	11,762,100
FNF Group	293,800	10,858,848
Hiscox Ltd.	225,000	4,492,538
The Travelers Companies, Inc.	211,700	27,207,684
		56,957,205
Reinsurance - 2.0%
Reinsurance Group of America, Inc.	105,000	15,691,200

TOTAL INSURANCE		157,723,836

IT Services - 2.2%
Data Processing & Outsourced Services - 2.2%
Visa, Inc. Class A	66,600	8,705,952
WEX, Inc. (a)	46,700	8,210,327
		16,916,279
Mortgage Real Estate Investment Trusts - 0.5%
Mortgage REITs - 0.5%
AGNC Investment Corp.	186,700	3,513,694
Software - 0.6%
Application Software - 0.6%
Black Knight, Inc. (a)	93,300	4,720,980
Thrifts & Mortgage Finance - 1.1%
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (a)	525,000	5,454,750
NMI Holdings, Inc. (a)	62,200	1,035,630
Radian Group, Inc.	100,000	1,590,000
		8,080,380
TOTAL COMMON STOCKS
(Cost $612,273,729)		749,825,723

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.76% (c)	15,563,086	15,566,198
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	145,766	145,780
TOTAL MONEY MARKET FUNDS
(Cost $15,711,978)		15,711,978
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $627,985,707)		765,537,701
NET OTHER ASSETS (LIABILITIES) - 0.0%		(260,852)
NET ASSETS - 100%		$765,276,849

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,281
Fidelity Securities Lending Cash Central Fund	1,276
Total	$65,557

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Defense and Aerospace Portfolio

May 31, 2018

DEF-QTLY-0718
1.802165.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Aerospace & Defense - 95.9%
Aerospace & Defense - 95.9%
Airbus Group NV	102,400	$11,682,179
Astronics Corp. (a)	1,764,053	62,094,666
Astronics Corp. Class B (a)	144,569	5,148,102
BAE Systems PLC	5,476,550	46,489,661
Bombardier, Inc. Class B (sub. vtg.) (a)	22,941,700	86,345,439
Elbit Systems Ltd.	549,085	64,819,484
Elbit Systems Ltd. (Israel)	30,000	3,601,936
Engility Holdings, Inc. (a)	1,151,009	36,187,723
FACC AG (a)	235,920	4,594,866
General Dynamics Corp.	1,248,600	251,855,106
Harris Corp.	132,800	19,982,416
HEICO Corp.	300,928	27,643,246
HEICO Corp. Class A	1,577,182	119,944,691
Hexcel Corp.	1,306,500	92,539,395
Huntington Ingalls Industries, Inc.	632,375	139,799,141
KEYW Holding Corp. (a)	247,582	2,339,650
KLX, Inc. (a)	1,157,283	85,442,204
Kongsberg Gruppen ASA	70,500	1,487,076
Leonardo SpA	1,108,243	11,302,740
Lockheed Martin Corp.	248,515	78,167,908
Magellan Aerospace Corp.	99,600	1,332,763
Moog, Inc. Class A	944,017	76,965,706
Northrop Grumman Corp.	1,030,050	337,083,863
Raytheon Co.	504,226	105,635,347
Saab AB (B Shares)	130,200	5,376,834
Senior Engineering Group PLC	2,783,000	11,557,491
Spirit AeroSystems Holdings, Inc. Class A	1,367,050	115,802,806
Teledyne Technologies, Inc. (a)	746,700	150,430,182
Textron, Inc.	125,831	8,377,828
The Boeing Co.	1,274,519	448,834,611
TransDigm Group, Inc.	443,476	148,169,766
United Technologies Corp.	2,254,101	281,356,887
		2,842,391,713
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
KBR, Inc.	307,400	5,662,308
Industrial Conglomerates - 0.2%
Industrial Conglomerates - 0.2%
General Electric Co.	500,000	7,040,000
IT Services - 1.3%
IT Consulting & Other Services - 1.3%
Leidos Holdings, Inc.	622,030	37,359,122
Machinery - 0.7%
Industrial Machinery - 0.7%
Woodward, Inc.	257,500	19,510,775
Trading Companies & Distributors - 0.5%
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	359,820	15,979,606
TOTAL COMMON STOCKS
(Cost $2,057,715,939)		2,927,943,524

Nonconvertible Preferred Stocks - 0.2%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR
(Cost $5,816,197)	296,450	7,132,587

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.76% (b)
(Cost $22,357,348)	22,352,943	22,357,413
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,085,889,484)		2,957,433,524
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,542,760
NET ASSETS - 100%		$2,962,976,284

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$126,588
Fidelity Securities Lending Cash Central Fund	21,632
Total	$148,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,927,943,524	$2,869,771,684	$58,171,840	$--
Nonconvertible Preferred Stocks	7,132,587	7,132,587	--	--
Money Market Funds	22,357,413	22,357,413	--	--
Total Investments in Securities:	$2,957,433,524	$2,899,261,684	$58,171,840	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$35,002,194

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Brokerage and Investment Management Portfolio

May 31, 2018

BRO-QTLY-0718
1.802157.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
Capital Markets - 100.3%
Asset Management & Custody Banks - 32.1%
Affiliated Managers Group, Inc.	32,300	$5,144,098
Ameriprise Financial, Inc.	121,300	16,815,819
Apollo Global Management LLC Class A	437,300	13,696,236
BlackRock, Inc. Class A	61,100	32,641,454
Eaton Vance Corp. (non-vtg.)	167,700	9,022,260
Invesco Ltd.	451,100	12,324,052
Legg Mason, Inc.	289,942	10,806,138
State Street Corp.	163,800	15,742,818
T. Rowe Price Group, Inc.	149,900	18,200,858
		134,393,733
Financial Exchanges & Data - 21.7%
Cboe Global Markets, Inc.	144,938	14,140,151
CME Group, Inc.	92,000	14,986,800
MarketAxess Holdings, Inc.	21,300	4,550,745
Moody's Corp.	52,000	8,869,640
MSCI, Inc.	51,800	8,421,126
S&P Global, Inc.	159,000	31,402,500
The NASDAQ OMX Group, Inc.	95,500	8,772,630
		91,143,592
Investment Banking & Brokerage - 46.5%
Charles Schwab Corp.	514,980	28,643,188
E*TRADE Financial Corp. (a)	204,400	12,948,740
Gain Capital Holdings, Inc. (b)	650,200	5,351,146
Goldman Sachs Group, Inc.	89,200	20,148,496
Lazard Ltd. Class A	89,200	4,588,448
LPL Financial	279,800	19,241,846
Moelis & Co. Class A	179,800	10,653,150
Morgan Stanley	517,700	25,957,478
PJT Partners, Inc.	228,112	12,607,750
Raymond James Financial, Inc.	110,100	10,631,256
TD Ameritrade Holding Corp.	488,600	28,925,120
Virtu Financial, Inc. Class A	481,900	14,962,995
		194,659,613

TOTAL COMMON STOCK

(Cost $323,779,073)		420,196,938

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.76% (c)	1,005,258	1,005,459
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	3,296,097	3,296,426
TOTAL MONEY MARKET FUNDS
(Cost $4,301,885)		4,301,885
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $328,080,958)		424,498,823
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(5,535,846)
NET ASSETS - 100%		$418,962,977

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,984
Fidelity Securities Lending Cash Central Fund	26,466
Total	$34,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Chemicals Portfolio

May 31, 2018

CHE-QTLY-0718
1.802159.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Biotechnology - 0.2%
Biotechnology - 0.2%
Calyxt, Inc.	187,310	$3,534,540
Building Products - 0.5%
Building Products - 0.5%
GCP Applied Technologies, Inc. (a)	270,300	8,554,995
Chemicals - 92.6%
Commodity Chemicals - 27.5%
Alpek SA de CV	4,880,400	7,279,742
Cabot Corp.	361,800	21,798,450
Ciner Resources LP	301,818	8,146,068
LG Chemical Ltd.	21,998	6,893,467
LyondellBasell Industries NV Class A	1,438,498	161,284,396
Olin Corp.	3,447,641	111,462,234
Orion Engineered Carbons SA	704,000	20,204,800
Tronox Ltd. Class A	2,879,866	52,903,138
Westlake Chemical Corp.	583,403	67,517,229
		457,489,524
Diversified Chemicals - 36.1%
Ashland Global Holdings, Inc.	201,495	15,660,191
DowDuPont, Inc.	6,105,980	391,454,377
Eastman Chemical Co.	400,757	41,802,963
Huntsman Corp.	395,600	12,647,332
LSB Industries, Inc. (a)(b)	351,697	1,783,104
The Chemours Co. LLC	2,765,400	135,476,946
		598,824,913
Fertilizers & Agricultural Chemicals - 6.5%
CF Industries Holdings, Inc.	368,600	15,164,204
CVR Partners LP	1,058,200	3,100,526
FMC Corp.	603,800	52,584,942
The Mosaic Co.	1,010,000	27,764,900
The Scotts Miracle-Gro Co. Class A	117,212	9,978,258
		108,592,830
Industrial Gases - 9.5%
Air Products & Chemicals, Inc.	476,611	76,929,782
Linde AG	351,300	80,494,704
		157,424,486
Specialty Chemicals - 13.0%
Axalta Coating Systems Ltd. (a)	670,400	20,856,144
Celanese Corp. Class A	380,400	42,954,768
Covestro AG (c)	55,700	5,075,148
KMG Chemicals, Inc.	51,500	3,442,775
Platform Specialty Products Corp. (a)	5,787,490	69,797,129
Sherwin-Williams Co.	163,153	61,875,775
Venator Materials PLC	676,500	11,919,930
		215,921,669

TOTAL CHEMICALS		1,538,253,422

Metals & Mining - 0.4%
Diversified Metals & Mining - 0.4%
Elkem ASA (a)(c)	1,694,900	7,332,477
Trading Companies & Distributors - 2.8%
Trading Companies & Distributors - 2.8%
Univar, Inc. (a)	1,712,394	46,696,984
TOTAL COMMON STOCKS
(Cost $1,158,860,919)		1,604,372,418

Nonconvertible Preferred Stocks - 2.7%
Chemicals - 2.7%
Commodity Chemicals - 2.7%
Braskem SA (PN-A)
(Cost $52,956,442)	3,619,700	44,127,866

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.76% (d)	3,967,584	3,968,377
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	1,332,106	1,332,239
TOTAL MONEY MARKET FUNDS
(Cost $5,300,616)		5,300,616
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,217,117,977)		1,653,800,900
NET OTHER ASSETS (LIABILITIES) - 0.5%		7,836,311
NET ASSETS - 100%		$1,661,637,211

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,407,625 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96,390
Fidelity Securities Lending Cash Central Fund	2,809
Total	$99,199

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$128,921,222

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Telecommunications Portfolio

May 31, 2018

TEL-QTLY-0718
1.802191.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Communications Equipment - 1.0%
Communications Equipment - 1.0%
Quantenna Communications, Inc. (a)	177,200	$2,835,200
Diversified Telecommunication Services - 63.0%
Alternative Carriers - 16.6%
Cogent Communications Group, Inc.	198,639	10,170,317
Globalstar, Inc. (a)(b)	2,517,148	1,365,049
Iliad SA	23,167	3,925,736
Iridium Communications, Inc. (a)(b)	728,911	11,079,447
ORBCOMM, Inc. (a)	187,749	1,813,655
Vonage Holdings Corp. (a)	854,571	9,784,838
Zayo Group Holdings, Inc. (a)	205,900	7,165,320
		45,304,362
Integrated Telecommunication Services - 46.4%
AT&T, Inc.	1,397,720	45,174,310
Atlantic Tele-Network, Inc.	76,200	4,101,846
Bandwidth, Inc. (a)	19,700	735,007
Cincinnati Bell, Inc. (a)	318,802	3,921,265
Consolidated Communications Holdings, Inc. (b)	375,600	4,210,476
Frontier Communications Corp. (b)	330,975	2,459,144
Verizon Communications, Inc.	1,364,697	65,055,109
Windstream Holdings, Inc. (b)	173,646	956,789
		126,613,946

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		171,918,308

Equity Real Estate Investment Trusts (REITs) - 1.6%
Specialized REITs - 1.6%
American Tower Corp.	31,290	4,329,597
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Gogo, Inc. (a)(b)	307,047	1,575,151
Media - 15.0%
Cable & Satellite - 13.4%
Altice NV Class A (a)	237,222	840,293
Altice U.S.A., Inc. Class A	98,755	1,931,648
Comcast Corp. Class A	285,300	8,895,654
DISH Network Corp. Class A (a)	88,100	2,603,355
GCI Liberty, Inc. (a)	57,000	2,382,600
Liberty Broadband Corp. Class A (a)	110,000	7,511,900
Liberty Global PLC Class C (a)	346,036	9,578,276
Liberty Latin America Ltd. (a)	68,734	1,476,406
Megacable Holdings S.A.B. de CV unit	280,100	1,193,729
		36,413,861
Movies & Entertainment - 1.6%
Time Warner, Inc.	46,600	4,387,856

TOTAL MEDIA		40,801,717

Software - 2.0%
Home Entertainment Software - 2.0%
Activision Blizzard, Inc.	77,600	5,502,616
Wireless Telecommunication Services - 16.6%
Wireless Telecommunication Services - 16.6%
Millicom International Cellular SA	19,500	1,236,495
Shenandoah Telecommunications Co.	175,667	5,603,777
Sprint Corp. (a)(b)	1,211,385	6,226,519
T-Mobile U.S., Inc. (a)	352,397	19,628,513
Telephone & Data Systems, Inc.	295,164	7,541,440
U.S. Cellular Corp. (a)	136,600	4,906,672
		45,143,416
TOTAL COMMON STOCKS
(Cost $259,209,854)		272,106,005

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.76% (c)	1,140,340	1,140,568
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	11,488,429	11,489,577
TOTAL MONEY MARKET FUNDS
(Cost $12,629,192)		12,630,145
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $271,839,046)		284,736,150
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(12,021,942)
NET ASSETS - 100%		$272,714,208

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,482
Fidelity Securities Lending Cash Central Fund	152,233
Total	$157,715

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$5,515,374

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Gold Portfolio

May 31, 2018

GOL-QTLY-0718
1.802173.114

Consolidated Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
Australia - 4.5%
Metals & Mining - 4.5%
Gold - 4.5%
Dacian Gold Ltd. (a)	72,596	$158,114
Evolution Mining Ltd.	1,791,243	4,416,086
Gold Road Resources Ltd. (a)	1,080,000	616,646
Newcrest Mining Ltd.	2,199,162	34,526,294
Northern Star Resources Ltd.	548,118	2,599,004
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	577,869
(Canada) (a)	1,300,000	411,075
Resolute Mng Ltd.	4,791,949	4,493,650
Saracen Mineral Holdings Ltd. (a)	2,987,787	4,880,550
Silver Lake Resources Ltd. (a)	2,840,985	1,289,097
St Barbara Ltd.	797,257	2,881,984
		56,850,369
Bailiwick of Jersey - 6.9%
Metals & Mining - 6.9%
Diversified Metals & Mining - 0.1%
Glencore Xstrata PLC	265,500	1,313,122
Gold - 6.8%
Randgold Resources Ltd. sponsored ADR	1,087,895	86,509,410
TOTAL METALS & MINING		87,822,532
Canada - 61.4%
Metals & Mining - 61.4%
Copper - 0.2%
First Quantum Minerals Ltd.	128,600	2,018,363
Lundin Mining Corp.	40,000	250,810
		2,269,173
Diversified Metals & Mining - 0.9%
Arizona Mining, Inc. (a)	1,320,622	4,206,516
Ivanhoe Mines Ltd. (a)	3,070,000	7,742,480
Sabina Gold & Silver Corp. (a)	65,500	82,847
		12,031,843
Gold - 58.4%
Agnico Eagle Mines Ltd. (Canada)	1,857,801	83,376,091
Alacer Gold Corp. (a)	2,594,063	4,761,584
Alamos Gold, Inc.	4,926,012	27,240,094
Argonaut Gold, Inc. (a)	5,916,462	10,768,819
B2Gold Corp. (a)	28,175,793	77,143,348
Barrick Gold Corp.	5,935,669	78,144,277
Centerra Gold, Inc. (a)	472,500	2,481,664
Continental Gold, Inc. (a)(b)	9,596,700	27,015,236
Detour Gold Corp. (a)	2,565,600	20,281,814
Detour Gold Corp. (a)(c)	785,900	6,212,768
Eldorado Gold Corp. (a)	8,095,935	9,178,640
First Mining Finance Corp. (a)	170,000	66,867
Franco-Nevada Corp.	878,400	61,940,546
Gold Standard Ventures Corp. (a)	3,114,300	4,851,832
Goldcorp, Inc.	3,301,900	47,188,190
Guyana Goldfields, Inc. (a)	4,735,800	17,860,606
Guyana Goldfields, Inc. (a)(c)	155,000	584,567
IAMGOLD Corp. (a)	2,807,000	17,535,632
Kinross Gold Corp. (a)	5,031,291	18,160,143
Kirkland Lake Gold Ltd.	799,319	14,696,718
Liberty Gold Corp. (a)	1,418,150	459,373
Lundin Gold, Inc. (a)	3,800	14,947
New Gold, Inc. (a)	5,441,375	12,631,913
Novagold Resources, Inc. (a)	1,899,500	9,185,458
OceanaGold Corp.	9,871,932	24,287,724
Osisko Gold Royalties Ltd.	1,220,293	12,489,039
Premier Gold Mines Ltd. (a)(b)	16,800,022	34,983,850
Pretium Resources, Inc. (a)	1,787,683	12,932,644
Pretium Resources, Inc. (a)(c)	225,000	1,627,719
Sandstorm Gold Ltd. (a)	1,880,475	8,556,843
Seabridge Gold, Inc. (a)	1,449,090	16,084,899
SEMAFO, Inc. (a)	7,560,000	20,582,138
Ssr Mining, Inc. (a)	1,328,700	13,598,526
Tahoe Resources, Inc.	2,854,438	14,948,044
Teranga Gold Corp. (a)	1,050,814	4,360,157
Torex Gold Resources, Inc. (a)	2,637,600	25,753,522
Wesdome Gold Mines, Inc. (a)	140,000	240,784
Yamana Gold, Inc.	1,480,620	4,305,057
		746,532,073
Precious Metals & Minerals - 0.3%
Dalradian Resources, Inc. (a)	1,414,500	1,036,384
Osisko Mining, Inc. (a)	1,864,800	3,336,677
		4,373,061
Silver - 1.6%
MAG Silver Corp. (a)	608,901	7,095,862
Pan American Silver Corp.	70,900	1,254,221
Wheaton Precious Metals Corp.	545,300	11,918,712
		20,268,795
TOTAL METALS & MINING		785,474,945
Cayman Islands - 1.7%
Metals & Mining - 1.7%
Gold - 1.7%
Endeavour Mining Corp. (a)	1,235,940	21,437,830
China - 0.3%
Metals & Mining - 0.3%
Gold - 0.3%
Zijin Mng Group Co. Ltd. (H Shares)	9,052,000	3,745,255
Mexico - 0.0%
Metals & Mining - 0.0%
Precious Metals & Minerals - 0.0%
Industrias Penoles SA de CV	10,000	168,907
Peru - 1.7%
Metals & Mining - 1.7%
Gold - 1.7%
Compania de Minas Buenaventura SA sponsored ADR	1,423,697	22,024,593
South Africa - 3.9%
Metals & Mining - 3.9%
Gold - 3.9%
AngloGold Ashanti Ltd. sponsored ADR	3,425,808	29,530,465
Gold Fields Ltd. sponsored ADR	3,289,426	11,743,251
Harmony Gold Mining Co. Ltd.	1,484,000	2,478,198
Harmony Gold Mining Co. Ltd. sponsored ADR	1,460,400	2,482,680
Sibanye-Stillwater ADR	1,506,660	3,887,183
		50,121,777
United Kingdom - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Acacia Mining PLC	1,851,536	3,177,589
Pan African Resources PLC	550,000	54,105
Solgold PLC (a)	4,152,758	1,402,199
		4,633,893
Precious Metals & Minerals - 0.0%
Fresnillo PLC	34,000	600,454
TOTAL METALS & MINING		5,234,347
United States of America - 11.8%
Metals & Mining - 11.8%
Copper - 0.1%
Freeport-McMoRan, Inc.	76,900	1,299,610
Gold - 11.7%
McEwen Mining, Inc.	1,216,410	2,736,923
Newmont Mining Corp.	2,918,678	113,624,136
Royal Gold, Inc.	364,867	32,713,975
		149,075,034
TOTAL METALS & MINING		150,374,644
TOTAL COMMON STOCKS
(Cost $1,192,236,319)		1,183,255,199
	Troy Ounces

Commodities - 6.8%
Gold Bullion(a)	12,010	15,604,593
Silver Bullion (a)	4,372,000	71,807,914
TOTAL COMMODITIES
(Cost $86,155,758)		87,412,507
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.76% (d)	6,569,767	6,571,081
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	44,597	44,601
TOTAL MONEY MARKET FUNDS
(Cost $6,615,678)		6,615,682
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,285,007,755)		1,277,283,388
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,313,696
NET ASSETS - 100%		$1,278,597,084

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,425,054 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,596
Fidelity Securities Lending Cash Central Fund	541
Total	$33,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Consolidated Subsidiary

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Cayman Gold Ltd.	$85,477,120	$6,693,193	$4,521,619	$--	$(220,759)	$(100,104)	$87,327,831

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2018, the Fund held $87,327,831 in the Subsidiary, representing 6.8% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Continental Gold, Inc.	$28,390,023	$95,681	$--	$--	$--	$(1,470,468)	$27,015,236
Premier Gold Mines Ltd.	40,731,717	320,755	--	--	--	(6,068,622)	34,983,850
Total	$69,121,740	$416,436	$--	$--	$--	$(7,539,090)	$61,999,086

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,183,255,199	$1,177,031,746	$6,223,453	$--
Commodities	87,412,507	87,412,507	--	--
Money Market Funds	6,615,682	6,615,682	--	--
Total Investments in Securities:	$1,277,283,388	$1,271,059,935	$6,223,453	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$62,311,687

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

May 31, 2018

BIO-QTLY-0718
1.802156.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Biotechnology - 87.6%
Biotechnology - 87.6%
AbbVie, Inc.	3,269,546	$323,488,881
Abeona Therapeutics, Inc. (a)	1,211,873	21,450,152
AC Immune SA (a)	726,514	7,613,867
ACADIA Pharmaceuticals, Inc. (a)(b)	2,882,880	52,180,128
Acceleron Pharma, Inc. (a)	1,035,083	36,786,850
Achaogen, Inc. (a)(b)	1,323,077	16,406,155
Achillion Pharmaceuticals, Inc. (a)	1,171,620	3,971,792
Acorda Therapeutics, Inc. (a)	1,828,214	47,990,618
Adamas Pharmaceuticals, Inc. (a)(b)	800,469	22,925,432
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	1,602,642	21,218,980
ADMA Biologics, Inc. (a)	183,926	996,879
Aduro Biotech, Inc. (a)	2,525,864	22,227,603
Adverum Biotechnologies, Inc. (a)	837,115	5,231,969
Agenus, Inc. (a)(b)	650,018	2,177,560
Agios Pharmaceuticals, Inc. (a)	413,890	38,698,715
Aimmune Therapeutics, Inc. (a)	1,473,571	48,760,464
Akebia Therapeutics, Inc. (a)	674,878	6,627,302
Albireo Pharma, Inc. (a)	481,000	15,069,730
Alder Biopharmaceuticals, Inc. (a)	777,334	13,564,478
Aldeyra Therapeutics, Inc. (a)(c)	1,076,452	9,042,197
Alexion Pharmaceuticals, Inc. (a)	1,677,064	194,757,442
Alkermes PLC (a)	1,577,474	74,456,773
Allena Pharmaceuticals, Inc. (a)(c)	183,277	2,628,192
Allena Pharmaceuticals, Inc. (c)(d)	1,447,443	20,756,333
Alnylam Pharmaceuticals, Inc. (a)	1,485,678	147,780,391
AMAG Pharmaceuticals, Inc. (a)	378,377	9,251,318
Amarin Corp. PLC ADR (a)	772,831	2,558,071
Amgen, Inc.	3,063,777	550,315,620
Amicus Therapeutics, Inc. (a)	3,953,862	66,820,268
AnaptysBio, Inc. (a)	438,170	34,089,626
Apellis Pharmaceuticals, Inc. (a)	640,834	13,079,422
Applied Genetic Technologies Corp. (a)	84,044	378,198
Ardelyx, Inc. (a)	65,581	260,684
Arena Pharmaceuticals, Inc. (a)	1,632,373	74,632,094
Argenx SE ADR	814,892	77,822,186
Array BioPharma, Inc. (a)	9,071,503	148,319,074
Arsanis, Inc. (a)(b)	681,900	11,742,318
Ascendis Pharma A/S sponsored ADR (a)	265,232	19,102,009
Atara Biotherapeutics, Inc. (a)(b)	1,993,860	99,294,228
aTyr Pharma, Inc. (a)	294,729	265,993
aTyr Pharma, Inc. (a)(d)	675,659	609,782
Audentes Therapeutics, Inc. (a)	769,214	29,153,211
Bellicum Pharmaceuticals, Inc. (a)(b)	1,342,278	10,845,606
BioCryst Pharmaceuticals, Inc. (a)	3,287,837	21,140,792
Biogen, Inc. (a)	1,350,744	397,064,706
Biohaven Pharmaceutical Holding Co. Ltd.	1,015,590	35,545,650
BioMarin Pharmaceutical, Inc. (a)	1,423,535	128,602,152
BioTime, Inc. warrants 10/1/18 (a)	30,113	2,108
bluebird bio, Inc. (a)	398,386	71,331,013
Blueprint Medicines Corp. (a)	1,709,411	143,727,277
Calithera Biosciences, Inc. (a)	489,722	2,522,068
Cara Therapeutics, Inc. (a)(b)	534,675	8,362,317
Celgene Corp. (a)	3,563,743	280,395,299
Chimerix, Inc. (a)	1,871,867	8,554,432
Cidara Therapeutics, Inc. (a)(c)	146,000	817,600
Cidara Therapeutics, Inc. (a)(c)(d)	1,066,786	5,974,002
Clovis Oncology, Inc. (a)	898,851	42,210,043
Corbus Pharmaceuticals Holdings, Inc. (a)(b)(c)	3,366,167	20,870,235
Corvus Pharmaceuticals, Inc. (a)(c)	1,980,356	27,190,288
CRISPR Therapeutics AG (a)(b)	127,836	8,809,179
CTI BioPharma Corp. (a)	1,073,300	4,615,190
Cytokinetics, Inc. (a)	1,216,664	10,949,976
CytomX Therapeutics, Inc. (a)(d)	287,485	7,379,740
Deciphera Pharmaceuticals, Inc. (a)	598,920	15,404,222
Denali Therapeutics, Inc. (a)(b)	470,790	9,053,292
Dicerna Pharmaceuticals, Inc. (a)	1,122,298	15,975,912
Dynavax Technologies Corp. (a)(b)	1,274,698	20,140,228
Eagle Pharmaceuticals, Inc. (a)(b)	253,208	17,068,751
Editas Medicine, Inc. (a)	407,718	15,623,754
Emergent BioSolutions, Inc. (a)	75,549	3,895,306
Enanta Pharmaceuticals, Inc. (a)	284,367	28,376,983
Epizyme, Inc. (a)(c)	4,010,822	69,988,844
Esperion Therapeutics, Inc. (a)(b)	703,574	27,080,563
Evelo Biosciences, Inc.	125,000	1,986,250
Exact Sciences Corp. (a)	1,504,200	89,560,068
Exelixis, Inc. (a)	2,534,240	52,534,795
Fate Therapeutics, Inc. (a)(c)	2,819,387	30,872,288
FibroGen, Inc. (a)	2,005,619	108,102,864
Five Prime Therapeutics, Inc. (a)	651,600	11,442,096
Foundation Medicine, Inc. (a)	101,450	10,058,768
Galapagos Genomics NV sponsored ADR (a)	624,949	63,638,557
Genmab A/S (a)	68,861	10,361,625
Genomic Health, Inc. (a)	114,023	4,551,798
GenSight Biologics SA (a)(b)(d)	446,320	1,654,012
Geron Corp. (a)(b)(c)	13,215,965	53,524,658
Gilead Sciences, Inc.	3,485,278	234,907,737
Global Blood Therapeutics, Inc. (a)	1,224,918	58,979,802
GlycoMimetics, Inc. (a)	175,150	3,129,931
GTx, Inc. (a)(b)	700,200	14,144,040
Halozyme Therapeutics, Inc. (a)	1,929,050	35,494,520
Heron Therapeutics, Inc. (a)	995,679	32,459,135
Histogenics Corp. (a)	1,132,386	2,615,812
Idera Pharmaceuticals, Inc. (a)(b)	3,506,352	7,188,022
Immune Design Corp. (a)	941,657	4,237,457
ImmunoGen, Inc. (a)	4,099,275	46,977,692
Immunomedics, Inc. (a)(b)	6,243,083	137,722,411
Incyte Corp. (a)	877,359	59,897,299
Infinity Pharmaceuticals, Inc. (a)(b)	2,793,474	5,670,752
Insmed, Inc. (a)	85,600	2,384,816
Insys Therapeutics, Inc. (a)(b)	177,279	1,155,859
Intellia Therapeutics, Inc. (a)(b)	198,532	5,380,217
Intercept Pharmaceuticals, Inc. (a)(b)	804,525	56,485,700
Intrexon Corp. (a)(b)	258,553	4,286,809
Ionis Pharmaceuticals, Inc. (a)	2,524,877	117,785,512
Iovance Biotherapeutics, Inc. (a)	1,202,700	17,559,420
Ironwood Pharmaceuticals, Inc. Class A (a)	3,649,312	67,804,217
Jounce Therapeutics, Inc. (a)(b)	1,091,874	12,283,583
Karyopharm Therapeutics, Inc. (a)	1,175,343	21,837,873
Keryx Biopharmaceuticals, Inc. (a)(b)	1,045,725	5,510,971
Kiniksa Pharmaceuticals Ltd. (b)	156,955	2,685,500
Krystal Biotech, Inc. (b)(c)	935,400	9,625,266
Kura Oncology, Inc. (a)(c)	2,380,817	39,640,603
La Jolla Pharmaceutical Co. (a)(b)	1,189,798	37,121,698
Leap Therapeutics, Inc. (a)(c)	840,724	7,818,733
Lexicon Pharmaceuticals, Inc. (a)(b)	1,978,704	22,952,966
Ligand Pharmaceuticals, Inc. Class B (a)	238,198	45,788,802
Loxo Oncology, Inc. (a)	1,282,834	227,484,953
Macrogenics, Inc. (a)(c)	2,301,024	52,302,276
Madrigal Pharmaceuticals, Inc. (a)	19,441	5,163,724
MannKind Corp. (a)(b)	1,402,861	2,805,722
MediciNova, Inc. (a)(b)	468,902	4,342,033
Merrimack Pharmaceuticals, Inc.	283,346	2,484,944
Minerva Neurosciences, Inc. (a)(c)	3,150,614	27,725,403
Miragen Therapeutics, Inc. (a)(c)	2,888,656	20,422,798
Mirati Therapeutics, Inc. (a)	274,847	11,680,998
Molecular Templates, Inc. (a)	33,358	210,489
Momenta Pharmaceuticals, Inc. (a)	1,203,956	28,413,362
NantKwest, Inc. (a)	170,843	625,285
Neurocrine Biosciences, Inc. (a)	2,060,351	198,329,387
Novavax, Inc. (a)(b)	3,364,321	5,483,843
Novelion Therapeutics, Inc. (a)(b)	462,707	1,943,369
Opko Health, Inc. (a)(b)	217,967	845,712
Oragenics, Inc. (a)	155,805	233,708
Ovid Therapeutics, Inc.	792,107	6,249,724
Pharming Group NV (a)(b)	19,512,456	31,502,042
Portola Pharmaceuticals, Inc. (a)	926,803	37,211,140
Progenics Pharmaceuticals, Inc. (a)	1,103,848	8,389,245
Protagonist Therapeutics, Inc. (a)	630,863	4,592,683
Proteostasis Therapeutics, Inc. (a)(b)	452,098	2,188,154
Prothena Corp. PLC (a)	769,935	10,386,423
PTC Therapeutics, Inc. (a)	864,245	29,297,906
Puma Biotechnology, Inc. (a)	822,723	43,563,183
Ra Pharmaceuticals, Inc. (a)	64,588	445,657
Radius Health, Inc. (a)(b)	1,578,215	44,979,128
Regeneron Pharmaceuticals, Inc. (a)	570,263	171,261,384
REGENXBIO, Inc. (a)	1,162,008	62,980,834
Regulus Therapeutics, Inc. (a)(b)	4,440,151	3,243,530
Repligen Corp. (a)	719,686	31,435,884
Retrophin, Inc. (a)	797,045	22,325,230
Rigel Pharmaceuticals, Inc. (a)	907,400	2,949,050
Sage Therapeutics, Inc. (a)	931,593	142,244,935
Sangamo Therapeutics, Inc. (a)	3,249,762	53,458,585
Sarepta Therapeutics, Inc. (a)	1,346,003	126,322,382
Seattle Genetics, Inc. (a)	1,249,890	75,605,846
Selecta Biosciences, Inc. (a)(b)	330,979	3,961,819
Seres Therapeutics, Inc. (a)(c)	1,028,440	8,278,942
Seres Therapeutics, Inc. (a)(c)(d)	1,292,035	10,400,882
Sienna Biopharmaceuticals, Inc. (b)	211,031	3,163,355
Spark Therapeutics, Inc. (a)(b)	1,446,320	115,401,873
Spectrum Pharmaceuticals, Inc. (a)	3,919,300	75,603,297
Stemline Therapeutics, Inc. (a)(c)	1,795,948	35,290,378
Surface Oncology, Inc.	333,334	4,580,009
Syndax Pharmaceuticals, Inc. (a)	394,253	3,441,829
Syros Pharmaceuticals, Inc. (a)	617,861	7,680,012
Syros Pharmaceuticals, Inc. (a)(d)	303,621	3,774,009
TESARO, Inc. (a)(b)	446,207	20,422,894
TG Therapeutics, Inc. (a)(b)	3,179,537	42,605,796
Tocagen, Inc. (a)(b)	453,405	4,252,939
Trevena, Inc. (a)	1,105,549	2,067,377
Ultragenyx Pharmaceutical, Inc. (a)	1,433,037	104,898,308
uniQure B.V. (a)	229,162	8,029,836
United Therapeutics Corp. (a)	153,925	16,405,327
UNITY Biotechnology, Inc. (b)	92,800	1,382,720
Vanda Pharmaceuticals, Inc. (a)	1,013,092	17,830,419
Verastem, Inc. (a)	3,101,997	17,340,163
Vertex Pharmaceuticals, Inc. (a)	1,514,608	233,249,632
Vital Therapies, Inc. (a)(b)	603,691	3,078,824
Voyager Therapeutics, Inc. (a)(c)	1,689,062	33,561,662
Xencor, Inc. (a)	1,543,843	61,769,158
Zafgen, Inc. (a)(c)	2,712,346	19,176,286
Zealand Pharma A/S (a)(b)	400,644	6,047,433
		7,678,667,577
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
Arix Bioscience PLC (a)(d)	2,049,700	5,653,895
Health Care Equipment & Supplies - 0.6%
Health Care Equipment - 0.6%
Bellerophon Therapeutics, Inc. (a)(b)	487,970	1,078,414
Novocure Ltd. (a)	646,289	20,325,789
Novocure Ltd. (a)(d)	701,713	22,068,874
Vermillion, Inc. (a)	3,368,863	3,469,929
		46,943,006
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
G1 Therapeutics, Inc.	789,800	34,206,238
OptiNose, Inc. (b)	153,915	3,550,819
		37,757,057
Life Sciences Tools & Services - 0.3%
Life Sciences Tools & Services - 0.3%
Morphosys AG (a)(b)	141,175	14,696,868
Morphosys AG sponsored ADR	466,069	12,346,168
		27,043,036
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	46,001
Pharmaceuticals - 8.1%
Pharmaceuticals - 8.1%
AcelRx Pharmaceuticals, Inc. (a)	226,844	771,270
Aclaris Therapeutics, Inc. (a)	585,786	10,585,153
Adimab LLC (e)(f)(g)	1,954,526	79,412,391
Aerie Pharmaceuticals, Inc. (a)	405,700	20,812,410
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(g)	8,274,568	11,667,141
Akcea Therapeutics, Inc. (b)	610,000	14,786,400
Aradigm Corp. (a)(b)	11,945	16,604
Aradigm Corp. (a)	148,009	205,733
Assembly Biosciences, Inc. (a)	62,000	2,621,980
Axsome Therapeutics, Inc. (a)	470,252	1,575,344
BioXcel Therapeutics, Inc. (a)(c)	1,277,566	14,040,450
Chiasma, Inc. (a)(c)	1,553,299	2,329,949
Chiasma, Inc. warrants 12/16/24 (a)	382,683	70,227
Clearside Biomedical, Inc. (a)(b)	316,386	3,119,566
Clementia Pharmaceuticals, Inc. (b)	390,500	5,533,385
Corcept Therapeutics, Inc. (a)	185,022	3,422,907
CymaBay Therapeutics, Inc. (a)	620,100	8,042,697
Dova Pharmaceuticals, Inc. (b)	1,231,972	27,091,064
Endocyte, Inc. (a)	806,715	11,027,794
GW Pharmaceuticals PLC ADR (a)(b)	198,974	32,032,824
Horizon Pharma PLC (a)	314,040	5,118,852
InflaRx NV (a)	2,500	95,350
Intra-Cellular Therapies, Inc. (a)	723,648	16,846,525
Jazz Pharmaceuticals PLC (a)	34,713	5,866,497
Kala Pharmaceuticals, Inc.	358,600	5,465,064
Kolltan Pharmaceuticals, Inc. rights (a)(g)	10,639,609	106
Melinta Therapeutics, Inc. (a)(b)(c)	4,252,074	27,851,085
MyoKardia, Inc. (a)	1,152,901	54,878,088
Nektar Therapeutics (a)	1,070,351	85,917,075
NeurogesX, Inc. (a)(g)	2,550,000	26
ObsEva SA (a)	916,805	11,955,137
Ocular Therapeutix, Inc. (a)(b)(c)	2,394,399	16,210,081
Odonate Therapeutics, Inc. (a)	655,700	15,730,243
Paratek Pharmaceuticals, Inc. (a)(b)	569,432	5,950,564
Reata Pharmaceuticals, Inc. (a)	343,197	12,180,062
resTORbio, Inc. (a)	647,221	6,336,294
Rhythm Pharmaceuticals, Inc.	488,818	15,705,722
RPI International Holdings LP (a)(f)(g)	54,958	7,982,650
scPharmaceuticals, Inc. (a)(b)	115,800	1,151,052
Spero Therapeutics, Inc. (a)(b)	622,000	6,618,080
Stemcentrx, Inc. rights 12/31/21 (a)(g)	876,163	1,717,279
The Medicines Company (a)(b)	977,308	33,091,649
TherapeuticsMD, Inc. (a)(b)	1,917,967	11,335,185
Theravance Biopharma, Inc. (a)(b)	416,300	10,132,742
UroGen Pharma Ltd. (b)	629,563	37,849,328
WAVE Life Sciences (a)(b)	709,212	33,013,819
Zogenix, Inc. (a)	762,002	32,423,185
		710,587,029
Software - 0.0%
Application Software - 0.0%
Precipio, Inc. (f)	7,883	3,587
Textiles, Apparel & Luxury Goods - 0.4%
Textiles - 0.4%
Homology Medicines, Inc. (a)(b)	563,667	11,346,617
Scholar Rock Holding Corp. (b)	39,000	682,110
Scholar Rock Holding Corp.	1,497,946	23,579,168
		35,607,895
TOTAL COMMON STOCKS
(Cost $5,522,680,298)		8,542,309,083

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.9%
Biotechnology - 1.7%
Biotechnology - 1.7%
23andMe, Inc. Series E (a)(f)(g)	1,505,457	23,485,129
Axcella Health, Inc. Series C (a)(f)(g)	1,642,272	21,218,154
Immunocore Ltd. Series A (a)(f)(g)	73,318	25,557,347
Moderna Therapeutics, Inc.:
Series D (a)(f)(g)	2,074,940	20,873,896
Series E (a)(f)(g)	2,698,970	27,151,638
Translate Bio Series B(a)(f)(g)	5,634,091	11,155,500
Twist Bioscience Corp.:
Series C (a)(f)(g)	8,133,875	17,487,831
Series D (a)(f)(g)	1,976,343	4,249,137
		151,178,632
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(f)(g)	856,366	3,243,572
Series B 8.00% (a)(f)(g)	2,783,187	10,541,599
		13,785,171
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(f)(g)	8,274,568	83

TOTAL CONVERTIBLE PREFERRED STOCKS		164,963,886

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(f)(g)	588,700	4,939,193
TOTAL PREFERRED STOCKS
(Cost $103,431,639)		169,903,079

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 1.76% (h)	49,970,684	49,980,678
Fidelity Securities Lending Cash Central Fund 1.76% (h)(i)	606,702,199	606,762,870
TOTAL MONEY MARKET FUNDS
(Cost $656,697,180)		656,743,548
TOTAL INVESTMENT IN SECURITIES - 106.9%
(Cost $6,282,809,117)		9,368,955,710
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(606,100,792)
NET ASSETS - 100%		$8,762,854,918

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,271,529 or 0.9% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $257,301,707 or 2.9% of net assets.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Axcella Health, Inc. Series C	1/30/15	$16,554,102
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$856,366
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$8,349,561
Immunocore Ltd. Series A	7/27/15	$13,796,921
Moderna Therapeutics, Inc. Series D	11/6/13	$9,158,071
Moderna Therapeutics, Inc. Series E	12/18/14	$11,912,324
Precipio, Inc.	2/3/12	$2,828,200
RPI International Holdings LP	5/21/15	$6,479,548
Translate Bio Series B	7/17/15	$6,084,818
Twist Bioscience Corp. Series C	5/29/15	$12,199,999
Twist Bioscience Corp. Series D	1/8/16	$4,240,639
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$209,902
Fidelity Securities Lending Cash Central Fund	2,923,211
Total	$3,133,113

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aldeyra Therapeutics, Inc.	$8,880,729	$--	$--	$--	$--	$161,468	$9,042,197
Allena Pharmaceuticals, Inc.	2,253,708	--	1,994,643	--	(72,653)	2,441,780	2,628,192
Allena Pharmaceuticals, Inc.	9,364,232	--	--	--	--	11,392,101	20,756,333
Arena Pharmaceuticals, Inc.	87,894,769	6,144,168	30,232,362	--	6,729,517	4,096,002	--
Atara Biotherapeutics, Inc.	76,813,457	--	--	--	--	22,480,771	--
Bellicum Pharmaceuticals, Inc.	11,972,188	--	2,926,882	--	(3,432,624)	5,232,924	--
BioXcel Therapeutics, Inc.	--	14,053,226	--	--	--	(12,776)	14,040,450
Chiasma, Inc.	2,407,613	--	--	--	--	(77,664)	2,329,949
Chiasma, Inc. warrants 12/16/24	80,670	--	--	--	--	(10,443)	--
Cidara Therapeutics, Inc.	978,200	--	--	--	--	(160,600)	817,600
Cidara Therapeutics, Inc.	7,147,466	--	--	--	--	(1,173,464)	5,974,002
Corbus Pharmaceuticals Holdings, Inc.	24,909,636	--	--	--	--	(4,039,401)	20,870,235
Corvus Pharmaceuticals, Inc.	--	7,671,845	--	--	--	10,691,376	27,190,288
Epizyme, Inc.	70,991,549	--	--	--	--	(1,002,705)	69,988,844
Fate Therapeutics, Inc.	31,591,720	174,170	--	--	--	(893,602)	30,872,288
Geron Corp.	35,032,769	--	7,101,641	--	(3,587,011)	29,180,541	53,524,658
Infinity Pharmaceuticals, Inc.	5,251,731	--	--	--	--	419,021	--
Karyopharm Therapeutics, Inc.	42,678,077	--	24,594,744	--	(16,665,982)	20,420,522	--
Krystal Biotech, Inc.	8,961,132	--	--	--	--	664,134	9,625,266
Kura Oncology, Inc.	53,806,464	--	--	--	--	(14,165,861)	39,640,603
Leap Therapeutics, Inc.	--	6,310,377	--	--	--	1,508,356	7,818,733
Macrogenics, Inc.	61,866,847	--	4,549,452	--	(929,532)	(4,085,587)	52,302,276
Melinta Therapeutics, Inc.	--	17,355,501	--	--	--	772,458	27,851,085
Minerva Neurosciences, Inc.	16,540,724	--	--	--	--	11,184,679	27,725,403
Miragen Therapeutics, Inc.	16,032,041	--	--	--	--	4,390,757	20,422,798
NeurogesX, Inc.	26	--	--	--	--	--	--
Ocular Therapeutix, Inc.	12,522,707	--	--	--	--	3,687,374	16,210,081
Seres Therapeutics, Inc.	9,770,180	--	--	--	--	(1,491,238)	8,278,942
Seres Therapeutics, Inc.	12,274,333	--	--	--	--	(1,873,451)	10,400,882
Stemline Therapeutics, Inc.	30,800,508	--	--	--	--	4,489,870	35,290,378
Vermillion, Inc.	5,391,860	--	345,383	--	(97,009)	(1,479,539)	--
Voyager Therapeutics, Inc.	65,380,114	--	11,627,661	--	3,415,093	(23,605,884)	33,561,662
Zafgen, Inc.	21,319,040	--	--	--	--	(2,142,754)	19,176,286
Total	$732,914,490	$51,709,287	$83,372,768	$--	$(14,640,201)	$76,999,165	$566,339,431

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$8,542,309,083	$8,417,880,095	$23,649,395	$100,779,593
Preferred Stocks	169,903,079	--	--	169,903,079
Money Market Funds	656,743,548	656,743,548	--	--
Total Investments in Securities:	$9,368,955,710	$9,074,623,643	$23,649,395	$270,682,672

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$95,437,618
Total Realized Gain (Loss)	5,403,067
Total Unrealized Gain (Loss)	12,953,978
Cost of Purchases	600
Proceeds of Sales	(13,015,670)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$100,779,593
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$12,953,978
Preferred Stocks
Beginning Balance	$178,519,654
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	4,212,445
Cost of Purchases	--
Proceeds of Sales	(12,829,020)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$169,903,079
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$6,778,250

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$270,682,672	Market approach	Transaction price	$2.15 - $145.25 / $40.62	Increase
		Market comparable	Transaction price	$1.98 - $234.59 / $54.61	Increase
			Enterprise value/Sales multiple (EV/S)	3.10	Increase
			Discount rate	23.0%	Decrease
			Premium rate	15.0%	Increase
			Proxy premium	28.2% - 48.6% / 39.3%	Increase
		Recovery value	Recovery value	0.0%	Increase
		Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Service Portfolio

May 31, 2018

ENS-QTLY-0718
1.802169.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
Construction & Engineering - 0.6%
Construction & Engineering - 0.6%
Enterprise Group, Inc. (a)(b)	5,501,837	$2,418,670
Diversified Financial Services - 1.5%
Multi-Sector Holdings - 1.5%
National Energy Services Reunited Corp. (a)	662,000	6,745,780
Energy Equipment & Services - 96.9%
Oil & Gas Drilling - 17.0%
Borr Drilling Ltd. (a)(c)	487,064	2,499,992
Independence Contract Drilling, Inc. (a)	902,530	3,844,778
Nabors Industries Ltd.	1,639,178	12,244,660
Odfjell Drilling Ltd. (a)	2,531,294	11,121,026
Parker Drilling Co. (a)	4,426,744	1,947,767
Patterson-UTI Energy, Inc.	266,800	5,517,424
Rowan Companies PLC (a)	256,400	3,999,840
Shelf Drilling Ltd. (a)(d)	1,115,203	9,540,153
Trinidad Drilling Ltd. (a)(b)	14,360,300	19,492,618
Xtreme Drilling & Coil Services Corp. (a)(b)	4,212,131	6,367,250
		76,575,508
Oil & Gas Equipment & Services - 79.9%
Archrock, Inc.	617,400	7,130,970
Baker Hughes, a GE Co. Class A	915,946	31,682,572
C&J Energy Services, Inc. (a)	554,551	14,928,513
CSI Compressco LP	1,272,763	7,496,574
Dril-Quip, Inc. (a)	280,700	13,487,635
Exterran Corp. (a)	16,400	451,984
Forum Energy Technologies, Inc. (a)	547,600	7,748,540
Frank's International NV (c)	1,988,483	14,675,005
Halliburton Co.	1,078,934	53,666,177
Helix Energy Solutions Group, Inc. (a)	748,329	5,687,300
Key Energy Services, Inc. (a)(c)	9,297	157,398
McCoy Global, Inc. (a)	1,049,550	1,092,775
McDermott International, Inc. (a)(c)	360,099	7,824,951
NCS Multistage Holdings, Inc. (a)	598,364	9,107,100
Oceaneering International, Inc.	983,025	23,425,486
Ranger Energy Services, Inc. Class A	753,911	7,388,328
RigNet, Inc. (a)(c)	797,303	9,448,041
Schlumberger Ltd.	1,394,611	95,767,938
Smart Sand, Inc. (a)(b)(c)	2,110,683	12,917,380
Superior Drilling Products, Inc. (a)(b)	2,409,569	4,976,242
Superior Energy Services, Inc. (a)	462,600	5,056,218
TechnipFMC PLC	313,862	9,776,801
TETRA Technologies, Inc. (a)	1,753,461	7,399,605
TETRA Technologies, Inc. warrants 12/14/21 (a)	300,100	324,048
Weatherford International PLC (a)(c)	2,323,666	7,877,228
		359,494,809

TOTAL ENERGY EQUIPMENT & SERVICES		436,070,317

Oil, Gas & Consumable Fuels - 1.6%
Oil & Gas Storage & Transport - 1.6%
Golar LNG Ltd.	72,833	1,892,201
StealthGas, Inc. (a)	1,352,670	5,370,100
		7,262,301
TOTAL COMMON STOCKS
(Cost $454,839,094)		452,497,068

Money Market Funds - 7.1%
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)
(Cost $31,847,895)	31,845,108	31,848,293
TOTAL INVESTMENT IN SECURITIES - 107.7%
(Cost $486,686,989)		484,345,361
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(34,469,646)
NET ASSETS - 100%		$449,875,715

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,540,153 or 2.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$965
Fidelity Securities Lending Cash Central Fund	33,734
Total	$34,699

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Enterprise Group, Inc.	$1,669,745	$--	$24,112	$--	$(137,331)	$910,368	$2,418,670
RigNet, Inc.	12,615,390	2,115,203	3,989,000	--	243,460	(1,537,012)	--
Smart Sand, Inc.	9,281,173	5,939,776	627,423	--	(205,467)	(1,470,679)	12,917,380
Superior Drilling Products, Inc.	3,662,545	--	--	--	--	1,313,697	4,976,242
Trinidad Drilling Ltd.	15,876,309	4,676,931	167,194	--	(7,451)	(885,977)	19,492,618
Xtreme Drilling & Coil Services Corp.	7,164,828	22,835	--	--	--	(820,413)	6,367,250
Total	$50,269,990	$12,754,745	$4,807,729	$--	$(106,789)	$(2,490,016)	$46,172,160

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$452,497,068	$452,173,020	$324,048	$--
Money Market Funds	31,848,293	31,848,293	--	--
Total Investments in Securities:	$484,345,361	$484,021,313	$324,048	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$24,850,765

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Insurance Portfolio

May 31, 2018

PRC-QTLY-0718
1.802178.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Banks - 0.0%
Regional Banks - 0.0%
Hilltop Holdings, Inc.	500	$11,725
Capital Markets - 3.2%
Asset Management & Custody Banks - 3.2%
Apollo Global Management LLC Class A	81,044	2,538,298
Ares Management LP	231,514	5,128,035
Brighthouse Financial, Inc.	18,306	862,396
		8,528,729
Consumer Finance - 0.3%
Consumer Finance - 0.3%
OneMain Holdings, Inc. (a)	21,900	712,407
Diversified Financial Services - 5.7%
Multi-Sector Holdings - 4.3%
Berkshire Hathaway, Inc. Class B (a)	58,900	11,281,117
Other Diversified Financial Services - 1.4%
Cannae Holdings, Inc. (a)	16,099	321,819
Voya Financial, Inc.	62,400	3,241,056
		3,562,875

TOTAL DIVERSIFIED FINANCIAL SERVICES		14,843,992

Insurance - 86.8%
Insurance Brokers - 14.6%
Aon PLC	47,000	6,573,890
Arthur J. Gallagher & Co.	105,300	6,979,284
Brown & Brown, Inc.	232,500	6,458,850
Marsh & McLennan Companies, Inc.	169,800	13,646,826
Willis Group Holdings PLC	29,628	4,478,272
		38,137,122
Life & Health Insurance - 25.1%
AFLAC, Inc.	177,200	7,984,632
CNO Financial Group, Inc.	133,400	2,670,668
FBL Financial Group, Inc. Class A	300	23,580
Genworth Financial, Inc. Class A (a)	282,100	970,424
MetLife, Inc.	426,475	19,613,585
Primerica, Inc.	31,300	3,078,355
Principal Financial Group, Inc.	137,200	7,655,760
Prudential Financial, Inc.	94,289	9,130,947
Sony Financial Holdings, Inc.	328,600	6,016,151
Torchmark Corp.	56,700	4,809,861
Unum Group	95,261	3,697,079
		65,651,042
Multi-Line Insurance - 12.4%
American International Group, Inc.	421,000	22,224,590
Hartford Financial Services Group, Inc.	123,600	6,467,988
Loews Corp.	63,400	3,098,358
Zurich Insurance Group AG	2,296	680,449
		32,471,385
Property & Casualty Insurance - 31.6%
Allstate Corp.	85,100	7,955,148
AmTrust Financial Services, Inc.	55,800	745,488
Arch Capital Group Ltd. (a)	41,400	3,247,830
Argo Group International Holdings, Ltd.	12,168	739,206
Aspen Insurance Holdings Ltd.	65,600	2,847,040
Assured Guaranty Ltd.	68,100	2,416,869
Axis Capital Holdings Ltd.	11,100	631,035
Chubb Ltd.	230,205	30,085,492
First American Financial Corp.	58,200	3,031,056
FNF Group	66,800	2,468,928
Hanover Insurance Group, Inc.	27,900	3,382,596
Markel Corp. (a)	3,000	3,291,240
MBIA, Inc. (a)(b)	59,000	482,620
Mercury General Corp.	200	9,422
The Travelers Companies, Inc.	165,000	21,205,800
		82,539,770
Reinsurance - 3.1%
Everest Re Group Ltd.	3,400	765,986
Maiden Holdings Ltd.	700	6,125
Muenchener Rueckversicherungs AG	9,500	1,952,825
Reinsurance Group of America, Inc.	33,033	4,936,452
Third Point Reinsurance Ltd. (a)	29,400	392,490
		8,053,878

TOTAL INSURANCE		226,853,197

Software - 0.4%
Application Software - 0.4%
Black Knight, Inc. (a)	20,457	1,035,124
TOTAL COMMON STOCKS
(Cost $145,347,996)		251,985,174

Nonconvertible Preferred Stocks - 0.0%
Insurance - 0.0%
Life & Health Insurance - 0.0%
Torchmark Corp. 6.125%
(Cost $76,079)	3,059	79,840

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.76% (c)	8,794,020	8,795,778
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	443,681	443,726
TOTAL MONEY MARKET FUNDS
(Cost $9,238,825)		9,239,504
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $154,662,900)		261,304,518
NET OTHER ASSETS (LIABILITIES) - 0.0%		107,304
NET ASSETS - 100%		$261,411,822

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,791
Fidelity Securities Lending Cash Central Fund	11,345
Total	$50,136

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$251,985,174	$243,335,749	$8,649,425	$--
Nonconvertible Preferred Stocks	79,840	79,840	--	--
Money Market Funds	9,239,504	9,239,504	--	--
Total Investments in Securities:	$261,304,518	$252,655,093	$8,649,425	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Retailing Portfolio

May 31, 2018

RET-QTLY-0718
1.802188.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
Distributors - 1.0%
Distributors - 1.0%
LKQ Corp. (a)	776,800	$24,678,936
Food & Staples Retailing - 1.7%
Food Retail - 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	240,400	10,037,989
Hypermarkets & Super Centers - 1.3%
Costco Wholesale Corp.	79,243	15,709,132
Walmart, Inc.	219,100	18,084,514
		33,793,646

TOTAL FOOD & STAPLES RETAILING		43,831,635

Health Care Providers & Services - 0.4%
Health Care Facilities - 0.4%
Ryman Healthcare Group Ltd.	1,203,809	9,603,651
Hotels, Restaurants & Leisure - 3.6%
Casinos & Gaming - 0.4%
MGM Mirage, Inc.	347,200	10,919,440
Hotels, Resorts & Cruise Lines - 0.1%
Hilton Grand Vacations, Inc. (a)	101,100	4,019,736
Leisure Facilities - 0.6%
Cedar Fair LP (depositary unit)	217,400	14,452,752
Restaurants - 2.5%
Compass Group PLC	824,600	17,730,744
Dunkin' Brands Group, Inc.	269,300	17,243,279
McDonald's Corp.	60,700	9,712,607
U.S. Foods Holding Corp. (a)	545,600	19,467,008
		64,153,638

TOTAL HOTELS, RESTAURANTS & LEISURE		93,545,566

Internet & Direct Marketing Retail - 37.8%
Internet & Direct Marketing Retail - 37.8%
Amazon.com, Inc. (a)	369,030	601,378,667
Expedia, Inc.	212,700	25,743,081
Liberty Interactive Corp. QVC Group Series A (a)	1,777,600	36,138,608
Netflix, Inc. (a)	501,100	176,186,760
The Booking Holdings, Inc. (a)	62,280	131,343,538
		970,790,654
Leisure Products - 0.4%
Leisure Products - 0.4%
Mattel, Inc. (b)	580,000	9,001,600
Media - 0.8%
Cable & Satellite - 0.5%
Comcast Corp. Class A	405,400	12,640,372
Movies & Entertainment - 0.3%
Cinemark Holdings, Inc.	255,600	8,631,612

TOTAL MEDIA		21,271,984

Multiline Retail - 6.3%
Department Stores - 1.3%
Macy's, Inc.	966,000	33,723,060
General Merchandise Stores - 5.0%
Dollar General Corp.	726,600	63,562,968
Dollar Tree, Inc. (a)	606,100	50,057,799
Target Corp.	209,200	15,248,588
		128,869,355

TOTAL MULTILINE RETAIL		162,592,415

Personal Products - 0.3%
Personal Products - 0.3%
Coty, Inc. Class A	527,600	6,990,700
Specialty Retail - 37.9%
Apparel Retail - 8.3%
Burlington Stores, Inc. (a)	4,094	598,748
Inditex SA	408,126	12,900,451
L Brands, Inc.	616,583	20,908,330
Ross Stores, Inc.	864,200	68,168,096
The Children's Place Retail Stores, Inc.	49,700	6,398,875
TJX Companies, Inc.	1,161,900	104,942,808
		213,917,308
Automotive Retail - 5.6%
Advance Auto Parts, Inc.	181,100	23,293,082
AutoZone, Inc. (a)	88,463	57,440,795
Monro, Inc.	55,000	3,085,500
O'Reilly Automotive, Inc. (a)	224,186	60,397,950
		144,217,327
Home Improvement Retail - 19.0%
Home Depot, Inc.	1,962,900	366,178,995
Lowe's Companies, Inc.	1,287,400	122,315,874
		488,494,869
Specialty Stores - 5.0%
Signet Jewelers Ltd.	563,800	24,243,400
Tiffany & Co., Inc.	313,800	41,038,764
Tractor Supply Co.	338,600	25,161,366
Ulta Beauty, Inc. (a)	153,300	37,851,303
		128,294,833

TOTAL SPECIALTY RETAIL		974,924,337

Textiles, Apparel & Luxury Goods - 2.4%
Apparel, Accessories & Luxury Goods - 2.4%
lululemon athletica, Inc. (a)	84,957	8,924,733
Luxottica Group SpA	17,968	1,119,173
Prada SpA	3,401,500	17,847,174
PVH Corp.	130,400	20,864,000
Tapestry, Inc.	284,700	12,447,084
		61,202,164
Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
Bunzl PLC	547,500	16,667,058
TOTAL COMMON STOCKS
(Cost $1,282,406,179)		2,395,100,700

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 1.76% (c)	157,128,668	157,160,093
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	9,125,258	9,126,170
TOTAL MONEY MARKET FUNDS
(Cost $166,286,263)		166,286,263
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,448,692,442)		2,561,386,963
NET OTHER ASSETS (LIABILITIES) - 0.3%		8,788,447
NET ASSETS - 100%		$2,570,175,410

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$496,759
Fidelity Securities Lending Cash Central Fund	10,783
Total	$507,542

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,395,100,700	$2,364,353,075	$30,747,625	$--
Money Market Funds	166,286,263	166,286,263	--	--
Total Investments in Securities:	$2,561,386,963	$2,530,639,338	$30,747,625	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$35,397,641

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Pharmaceuticals Portfolio

May 31, 2018

PHR-QTLY-0718
1.802187.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Biotechnology - 12.7%
Biotechnology - 12.7%
Abeona Therapeutics, Inc. (a)(b)	134,400	$2,378,880
AC Immune SA (a)(b)	143,400	1,502,832
Acceleron Pharma, Inc. (a)	81,200	2,885,848
Alnylam Pharmaceuticals, Inc. (a)	37,800	3,759,966
Amgen, Inc.	91,600	16,453,192
AnaptysBio, Inc. (a)	16,400	1,275,920
Argenx SE (a)	34,900	3,370,067
Ascendis Pharma A/S sponsored ADR (a)	58,200	4,191,564
Atara Biotherapeutics, Inc. (a)	59,400	2,958,120
Blueprint Medicines Corp. (a)	61,500	5,170,920
CRISPR Therapeutics AG (a)(b)	30,400	2,094,864
Cytokinetics, Inc. (a)	86,800	781,200
Epizyme, Inc. (a)	88,500	1,544,325
Global Blood Therapeutics, Inc. (a)	116,600	5,614,290
Leap Therapeutics, Inc. (a)	80,100	744,930
Loxo Oncology, Inc. (a)	26,200	4,646,046
Momenta Pharmaceuticals, Inc. (a)	4,700	110,920
Neurocrine Biosciences, Inc. (a)	51,420	4,949,689
Olivo Labs (a)(c)(d)	6,851	0
Sage Therapeutics, Inc. (a)	2,400	366,456
Sarepta Therapeutics, Inc. (a)	142,641	13,386,858
Shire PLC sponsored ADR	48,800	8,014,912
uniQure B.V. (a)	80,118	2,807,335
Xencor, Inc. (a)	65,468	2,619,375
		91,628,509
Health Care Equipment & Supplies - 5.0%
Health Care Equipment - 5.0%
Becton, Dickinson & Co.	75,500	16,730,045
Boston Scientific Corp. (a)	522,600	15,881,814
Insulet Corp. (a)	33,800	3,170,102
		35,781,961
Life Sciences Tools & Services - 0.5%
Life Sciences Tools & Services - 0.5%
Morphosys AG (a)	8,500	884,883
Morphosys AG sponsored ADR	114,000	3,019,860
		3,904,743
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	55,200
Pharmaceuticals - 81.1%
Pharmaceuticals - 81.1%
Aclaris Therapeutics, Inc. (a)(b)	125,500	2,267,785
Akorn, Inc. (a)	199,700	2,789,809
Allergan PLC	184,038	27,752,930
Amneal Pharmaceuticals, Inc. (a)	800	15,792
Amneal Pharmaceuticals, Inc. (c)	243,243	4,801,617
AstraZeneca PLC sponsored ADR	2,073,800	76,792,814
Bristol-Myers Squibb Co.	576,380	30,329,116
Eli Lilly & Co.	428,500	36,439,640
Endo International PLC (a)	50,000	314,500
GlaxoSmithKline PLC sponsored ADR	702,300	28,457,196
Indivior PLC (a)	432,300	2,763,627
Jazz Pharmaceuticals PLC (a)	22,500	3,802,500
Johnson & Johnson	777,050	92,950,721
Mallinckrodt PLC (a)	65,900	1,110,415
Merck & Co., Inc.	439,036	26,135,813
Mithra Pharmaceuticals SA (a)(b)	70,400	2,543,105
Mylan NV (a)	265,000	10,191,900
MyoKardia, Inc. (a)	127,100	6,049,960
Nektar Therapeutics (a)	229,800	18,446,046
Novartis AG sponsored ADR	559,698	41,708,695
Ocular Therapeutix, Inc. (a)	182,000	1,232,140
Perrigo Co. PLC	119,000	8,706,040
Pfizer, Inc.	1,552,288	55,773,708
Reata Pharmaceuticals, Inc. (a)(b)	85,500	3,034,395
Revance Therapeutics, Inc. (a)	117,700	3,283,830
Roche Holding AG (participation certificate)	160,837	34,485,356
Sanofi SA sponsored ADR	1,155,122	44,206,519
Sosei Group Corp. (a)(b)	26,900	1,802,647
The Medicines Company (a)(b)	176,884	5,989,292
TherapeuticsMD, Inc. (a)	165,700	979,287
Theravance Biopharma, Inc. (a)(b)	68,697	1,672,085
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	740,280	3,036,045
WAVE Life Sciences (a)(b)	104,100	4,845,855
		584,711,180
TOTAL COMMON STOCKS
(Cost $587,811,825)		716,081,593

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.76% (e)	1,581,208	1,581,524
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	18,689,331	18,691,200
TOTAL MONEY MARKET FUNDS
(Cost $20,272,724)		20,272,724
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $608,084,549)		736,354,317
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(15,135,866)
NET ASSETS - 100%		$721,218,451

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,801,617 or 0.7% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amneal Pharmaceuticals, Inc.	5/4/18	$4,439,185
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,185
Fidelity Securities Lending Cash Central Fund	129,183
Total	$143,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$716,081,593	$681,596,237	$34,485,356	$0
Money Market Funds	20,272,724	20,272,724	--	--
Total Investments in Securities:	$736,354,317	$701,868,961	$34,485,356	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Finance Portfolio

May 31, 2018

SAV-QTLY-0718
1.802175.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Banks - 9.6%
Diversified Banks - 6.4%
Bank of America Corp.	32,400	$940,896
JPMorgan Chase & Co.	33,700	3,606,237
Wells Fargo & Co.	34,700	1,873,453
		6,420,586
Regional Banks - 3.2%
Huntington Bancshares, Inc.	91,500	1,360,605
Signature Bank (a)	11,700	1,491,633
SVB Financial Group (a)	1,000	312,130
		3,164,368

TOTAL BANKS		9,584,954

Consumer Finance - 46.4%
Consumer Finance - 46.4%
Ally Financial, Inc.	271,600	6,966,540
American Express Co.	400	39,320
Capital One Financial Corp.	78,300	7,360,200
Credit Acceptance Corp. (a)(b)	9,175	3,238,867
Discover Financial Services	103,600	7,651,896
First Cash Financial Services, Inc.	25,011	2,269,748
LendingClub Corp. (a)	80,800	265,832
Navient Corp.	104,600	1,444,526
Nelnet, Inc. Class A	300	18,432
OneMain Holdings, Inc. (a)	97,500	3,171,675
Santander Consumer U.S.A. Holdings, Inc.	145,700	2,609,487
SLM Corp. (a)	319,700	3,654,171
Synchrony Financial	223,500	7,739,805
		46,430,499
IT Services - 19.8%
Data Processing & Outsourced Services - 19.8%
Alliance Data Systems Corp.	2,200	463,804
Fidelity National Information Services, Inc.	7,200	735,984
FleetCor Technologies, Inc. (a)	12,000	2,392,200
MasterCard, Inc. Class A	37,800	7,186,536
PayPal Holdings, Inc. (a)	14,400	1,181,808
Total System Services, Inc.	7,400	630,406
Visa, Inc. Class A	46,736	6,109,330
Wirecard AG	1,900	293,531
Worldpay, Inc. (a)	9,500	754,965
		19,748,564
Mortgage Real Estate Investment Trusts - 11.0%
Mortgage REITs - 11.0%
AGNC Investment Corp.	205,200	3,861,864
Annaly Capital Management, Inc.	25,015	260,906
Capstead Mortgage Corp.	100	915
Invesco Mortgage Capital, Inc.	84,457	1,370,737
MFA Financial, Inc.	237,700	1,849,306
New Residential Investment Corp.	191,650	3,426,702
Redwood Trust, Inc.	16,000	261,760
		11,032,190
Thrifts & Mortgage Finance - 12.0%
Thrifts& Mortgage Finance - 12.0%
BofI Holding, Inc. (a)	49,900	2,056,379
Dime Community Bancshares, Inc.	23,400	476,190
Flagstar Bancorp, Inc. (a)	100	3,479
Meridian Bancorp, Inc. Maryland	63,200	1,235,560
MGIC Investment Corp. (a)	263,928	2,742,212
New York Community Bancorp, Inc.	22,300	258,457
Northwest Bancshares, Inc.	30,700	529,268
Oritani Financial Corp.	29,600	470,640
Radian Group, Inc.	59,365	943,904
TFS Financial Corp.	120,200	1,923,200
Washington Federal, Inc.	42,400	1,375,880
		12,015,169
TOTAL COMMON STOCKS
(Cost $73,402,107)		98,811,376

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.76% (c)	1,309,899	1,310,161
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	2,449,529	2,449,774
TOTAL MONEY MARKET FUNDS
(Cost $3,759,935)		3,759,935
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $77,162,042)		102,571,311
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(2,555,461)
NET ASSETS - 100%		$100,015,850

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,112
Fidelity Securities Lending Cash Central Fund	3,496
Total	$6,608

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

IT Services Portfolio

May 31, 2018

BSO-QTLY-0718
1.802158.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Internet Software & Services - 4.6%
Internet Software & Services - 4.6%
DocuSign, Inc.	6,700	$333,727
Endurance International Group Holdings, Inc. (a)	642,558	5,750,894
GoDaddy, Inc. (a)	1,125,327	80,562,160
Wix.com Ltd. (a)	306,717	26,669,043
		113,315,824
IT Services - 87.5%
Data Processing & Outsourced Services - 58.5%
Alliance Data Systems Corp.	315,048	66,418,419
Amadeus IT Holding SA Class A	800	63,503
Automatic Data Processing, Inc.	221,100	28,747,422
Convergys Corp.	8,200	193,848
CoreLogic, Inc. (a)	2,700	141,561
Euronet Worldwide, Inc. (a)	2,800	234,668
EVERTEC, Inc.	13,800	300,840
ExlService Holdings, Inc. (a)	3,570	202,383
Fidelity National Information Services, Inc.	493,300	50,425,126
First Data Corp. Class A (a)	2,494,830	47,401,770
Fiserv, Inc. (a)	401,600	29,156,160
FleetCor Technologies, Inc. (a)	397,100	79,161,885
Genpact Ltd.	1,532,050	46,007,462
Global Payments, Inc.	335,581	37,303,184
Jack Henry & Associates, Inc.	1,600	200,096
MasterCard, Inc. Class A	1,718,200	326,664,184
Paychex, Inc.	134,600	8,827,068
PayPal Holdings, Inc. (a)	1,708,300	140,200,181
Syntel, Inc. (a)	7,700	242,550
The Western Union Co.	5,000	99,450
Total System Services, Inc.	190,600	16,237,214
Travelport Worldwide Ltd.	405,824	7,118,153
Ttec Holdings, Inc.	2,000	70,600
Visa, Inc. Class A	3,391,248	443,303,939
WEX, Inc. (a)	700	123,067
WNS Holdings Ltd. sponsored ADR (a)	884,692	45,243,149
Worldpay, Inc. (a)	826,000	65,642,220
		1,439,730,102
IT Consulting & Other Services - 29.0%
Accenture PLC Class A	751,680	117,066,643
Acxiom Corp. (a)	6,100	178,669
Booz Allen Hamilton Holding Corp. Class A	1,291,400	58,229,226
Capgemini SA	305,100	40,179,681
Cognizant Technology Solutions Corp. Class A	2,252,932	169,758,426
DXC Technology Co.	594,700	54,777,817
EPAM Systems, Inc. (a)	618,600	76,199,148
IBM Corp.	808,250	114,213,808
Leidos Holdings, Inc.	114,925	6,902,396
Luxoft Holding, Inc. (a)	803,692	28,932,912
Science Applications International Corp.	800	70,760
Teradata Corp. (a)	3,500	139,545
Virtusa Corp. (a)	981,151	47,634,881
		714,283,912

TOTAL IT SERVICES		2,154,014,014

Professional Services - 1.1%
Research & Consulting Services - 1.1%
ICF International, Inc.	287,311	20,298,522
SR Teleperformance SA	36,100	5,705,806
		26,004,328
Software - 6.1%
Application Software - 6.1%
Adobe Systems, Inc. (a)	133,469	33,271,152
Black Knight, Inc. (a)	1,021,800	51,703,080
Ceridian HCM Holding, Inc.	193,173	6,668,332
Intuit, Inc.	292,100	58,887,360
		150,529,924
TOTAL COMMON STOCKS
(Cost $1,386,893,542)		2,443,864,090

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.76% (b)
(Cost $17,325,362)	17,321,898	17,325,362
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,404,218,904)		2,461,189,452
NET OTHER ASSETS (LIABILITIES) - 0.0%		997,751
NET ASSETS - 100%		$2,462,187,203

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,884
Fidelity Securities Lending Cash Central Fund	1,324
Total	$77,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$40,044,950

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Medical Technology and Devices Portfolio

May 31, 2018

MES-QTLY-0718
1.802181.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Biotechnology - 0.6%
Biotechnology - 0.6%
Calyxt, Inc. (a)	641,236	$12,100,123
Genscript Biotech Corp.	1,720,000	6,342,819
Sarepta Therapeutics, Inc. (b)	74,200	6,963,670
		25,406,612
Health Care Equipment & Supplies - 78.2%
Health Care Equipment - 74.1%
Abbott Laboratories	300,000	18,459,000
Atricure, Inc. (b)(c)	2,000,000	47,420,000
Baxter International, Inc.	3,250,000	230,230,000
Becton, Dickinson & Co.	2,500,000	553,975,001
Boston Scientific Corp. (b)	16,100,000	489,279,000
Danaher Corp.	1,480,000	146,934,400
DexCom, Inc. (b)	1,000,000	87,990,000
Edwards Lifesciences Corp. (b)	1,150,000	157,906,500
Fisher & Paykel Healthcare Corp.	4,200,000	39,032,045
Genmark Diagnostics, Inc. (b)	2,090,000	15,319,700
Hologic, Inc. (b)	440,000	16,671,600
IDEXX Laboratories, Inc. (b)	170,000	35,395,700
Inogen, Inc. (b)	100,000	18,269,000
Inspire Medical Systems, Inc.	370,000	11,100,000
Insulet Corp. (b)	1,080,300	101,321,337
Integra LifeSciences Holdings Corp. (b)	1,720,000	111,008,800
Intuitive Surgical, Inc. (b)	600,000	275,802,000
LivaNova PLC (b)	286,000	26,898,300
Masimo Corp. (b)	450,000	44,572,500
Medtronic PLC	2,200,000	189,904,000
Nakanishi, Inc.	1,200,000	25,371,145
Nevro Corp. (b)	500,000	39,345,000
Penumbra, Inc. (b)	500,000	80,450,000
ResMed, Inc.	950,000	97,669,500
Steris PLC	500,000	51,920,000
Stryker Corp.	1,690,000	294,093,800
Teleflex, Inc.	216,000	57,706,560
Varian Medical Systems, Inc. (b)	120,000	14,144,400
Wright Medical Group NV (a)(b)	4,400,000	109,824,000
		3,388,013,288
Health Care Supplies - 4.1%
Align Technology, Inc. (b)	414,272	137,517,590
Nanosonics Ltd. (a)(b)	12,000,000	24,139,500
Sartorius Stedim Biotech	240,000	23,792,506
		185,449,596

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,573,462,884

Health Care Providers & Services - 6.4%
Health Care Distributors & Services - 1.0%
Henry Schein, Inc. (b)	640,000	44,288,000
Managed Health Care - 5.4%
Humana, Inc.	440,000	128,031,200
UnitedHealth Group, Inc.	500,000	120,755,000
		248,786,200

TOTAL HEALTH CARE PROVIDERS & SERVICES		293,074,200

Health Care Technology - 3.4%
Health Care Technology - 3.4%
Castlight Health, Inc. (b)	999,300	3,597,480
Castlight Health, Inc. Class B (b)	1,464,435	5,271,966
Cerner Corp. (b)	200,000	11,936,000
HTG Molecular Diagnostics (a)(b)(c)	2,392,976	9,165,098
Teladoc, Inc. (a)(b)	1,600,000	81,440,000
Veeva Systems, Inc. Class A (b)	580,000	44,868,800
		156,279,344
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Benefitfocus, Inc. (a)(b)	1,000,000	33,550,000
Life Sciences Tools & Services - 8.6%
Life Sciences Tools & Services - 8.6%
Agilent Technologies, Inc.	360,000	22,291,200
Bruker Corp.	1,080,000	32,691,600
Hangzhou Tigermed Consulting Co. Ltd. Class A	2,300,000	20,501,693
Lonza Group AG	240,000	64,261,592
PerkinElmer, Inc.	600,000	44,598,000
Thermo Fisher Scientific, Inc.	1,000,000	208,270,000
		392,614,085
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Nektar Therapeutics (b)	183,500	14,729,545
TOTAL COMMON STOCKS
(Cost $3,285,087,689)		4,489,116,670

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 0.5%
Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Shockwave Medical, Inc. Series C (d)(e)	7,425,890	10,173,469
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (b)(d)(e)	455,526	3,202,348
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (b)(d)(e)	3,307,754	9,394,021

TOTAL CONVERTIBLE PREFERRED STOCKS		22,769,838

Nonconvertible Preferred Stocks - 0.6%
Health Care Equipment & Supplies - 0.6%
Health Care Equipment - 0.6%
Sartorius AG (non-vtg.)	200,000	29,296,393
TOTAL PREFERRED STOCKS
(Cost $22,289,952)		52,066,231

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.76% (f)	25,429,279	25,434,365
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	60,004,450	60,010,450
TOTAL MONEY MARKET FUNDS
(Cost $85,444,815)		85,444,815
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $3,392,822,456)		4,626,627,716
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(53,907,554)
NET ASSETS - 100%		$4,572,720,162

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,769,838 or 0.5% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001
Shockwave Medical, Inc. Series C	9/27/17	$7,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,667
Fidelity Securities Lending Cash Central Fund	131,582
Total	$232,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Atricure, Inc.	$34,668,540	$729,403	$--	$--	$--	$12,022,057	$47,420,000
HTG Molecular Diagnostics	10,983,760	--	--	--	--	(1,818,662)	9,165,098
Total	$45,652,300	$729,403	$--	$--	$--	$10,203,395	$56,585,098

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,489,116,670	$4,418,512,259	$70,604,411	$--
Preferred Stocks	52,066,231	29,296,393	--	22,769,838
Money Market Funds	85,444,815	85,444,815	--	--
Total Investments in Securities:	$4,626,627,716	$4,533,253,467	$70,604,411	$22,769,838

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$138,666,018

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Automotive Portfolio

May 31, 2018

AUT-QTLY-0718
1.802154.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Auto Components - 22.8%
Auto Parts & Equipment - 22.2%
Adient PLC	6,000	$319,440
Aptiv PLC	25,858	2,521,155
Autoliv, Inc. (a)	5,100	754,647
BorgWarner, Inc.	12,500	609,750
Dana Holding Corp.	21,000	468,300
Delphi Technologies PLC	11,552	578,755
Gentex Corp.	36,200	869,886
Lear Corp.	8,400	1,663,200
Magna International, Inc. Class A (sub. vtg.)	35,400	2,269,903
Stoneridge, Inc. (b)	7,440	234,583
Tenneco, Inc.	6	265
Visteon Corp. (b)	4,440	554,822
		10,844,706
Tires & Rubber - 0.6%
The Goodyear Tire & Rubber Co.	12,400	302,932

TOTAL AUTO COMPONENTS		11,147,638

Automobiles - 53.0%
Automobile Manufacturers - 52.5%
Ferrari NV	12,100	1,589,335
Fiat Chrysler Automobiles NV	107,400	2,494,902
Ford Motor Co.	302,731	3,496,543
General Motors Co.	139,714	5,965,789
Honda Motor Co. Ltd. sponsored ADR	143,595	4,560,577
Subaru Corp.	6,500	198,224
Tesla, Inc. (a)(b)	12,500	3,559,125
Toyota Motor Corp. sponsored ADR (a)	29,717	3,802,884
		25,667,379
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	5,500	225,940

TOTAL AUTOMOBILES		25,893,319

Chemicals - 0.1%
Specialty Chemicals - 0.1%
Umicore SA	1,009	57,091
Commercial Services & Supplies - 6.1%
Diversified Support Services - 6.1%
Copart, Inc. (b)	33,600	1,842,288
KAR Auction Services, Inc.	21,280	1,122,946
		2,965,234
Distributors - 3.0%
Distributors - 3.0%
Genuine Parts Co.	5,700	517,503
LKQ Corp. (b)	30,200	959,454
		1,476,957
Electronic Equipment & Components - 0.2%
Electronic Manufacturing Services - 0.2%
CTS Corp.	3,200	104,000
Household Durables - 0.4%
Consumer Electronics - 0.4%
Panasonic Corp.	13,500	183,053
Machinery - 1.4%
Construction Machinery & Heavy Trucks - 1.4%
Allison Transmission Holdings, Inc.	15,700	648,567
Specialty Retail - 11.7%
Automotive Retail - 11.7%
Advance Auto Parts, Inc.	1,900	244,378
AutoZone, Inc. (b)	2,957	1,920,039
CarMax, Inc. (b)	17,500	1,206,100
O'Reilly Automotive, Inc. (b)	8,700	2,343,867
		5,714,384
Trading Companies & Distributors - 0.0%
Trading Companies & Distributors - 0.0%
Rush Enterprises, Inc. Class A (b)	100	4,303
TOTAL COMMON STOCKS
(Cost $34,118,571)		48,194,546

Nonconvertible Preferred Stocks - 0.9%
Automobiles - 0.9%
Automobile Manufacturers - 0.9%
Volkswagen AG
(Cost $320,528)	2,300	432,738

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 1.76% (c)	105,140	105,161
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	4,262,521	4,262,948
TOTAL MONEY MARKET FUNDS
(Cost $4,368,109)		4,368,109
TOTAL INVESTMENT IN SECURITIES - 108.5%
(Cost $38,807,208)		52,995,393
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(4,155,204)
NET ASSETS - 100%		$48,840,189

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$527
Fidelity Securities Lending Cash Central Fund	23,103
Total	$23,630

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$48,194,546	$47,813,269	$381,277	$--
Nonconvertible Preferred Stocks	432,738	432,738	--	--
Money Market Funds	4,368,109	4,368,109	--	--
Total Investments in Securities:	$52,995,393	$52,614,116	$381,277	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$582,131

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Multimedia Portfolio

May 31, 2018

BAM-QTLY-0718
1.802182.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Household Durables - 0.0%
Consumer Electronics - 0.0%
Roku, Inc. Class A	5,600	$209,776
Internet & Direct Marketing Retail - 7.1%
Internet & Direct Marketing Retail - 7.1%
Netflix, Inc. (a)	54,000	18,986,400
The Booking Holdings, Inc. (a)	5,200	10,966,384
		29,952,784
Internet Software & Services - 7.7%
Internet Software & Services - 7.7%
Alphabet, Inc.:
Class A (a)	9,000	9,900,000
Class C (a)	9,014	9,780,100
Facebook, Inc. Class A (a)	67,900	13,021,862
		32,701,962
Media - 82.7%
Advertising - 2.0%
Interpublic Group of Companies, Inc.	136,100	3,075,860
Omnicom Group, Inc.	71,500	5,153,720
		8,229,580
Broadcasting - 2.3%
CBS Corp. Class B	191,738	9,657,843
Cumulus Media, Inc. Class A (a)	26	1
Discovery Communications, Inc. Class A (a)	450	9,491
		9,667,335
Cable & Satellite - 32.0%
Charter Communications, Inc. Class A (a)	67,771	17,690,942
Comcast Corp. Class A	2,727,000	85,027,860
Liberty Broadband Corp.:
Class A (a)	136,823	9,343,643
Class C (a)	84,640	5,829,157
Sirius XM Holdings, Inc. (b)	2,459,400	17,461,740
		135,353,342
Movies & Entertainment - 46.4%
Liberty Media Corp.:
Liberty Media Class A (a)(b)	310,962	9,412,820
Liberty SiriusXM Series A (a)	59,200	2,738,000
Liberty SiriusXM Series C (a)	193,286	8,927,880
Lions Gate Entertainment Corp. Class B	629,834	13,749,276
Live Nation Entertainment, Inc. (a)	333,300	14,208,579
The Madison Square Garden Co. (a)	46,499	12,184,598
The Walt Disney Co.	880,104	87,543,944
Time Warner, Inc.	203,582	19,169,281
Twenty-First Century Fox, Inc.:
Class A	561,107	21,630,675
Class B	178,700	6,820,979
		196,386,032
Publishing - 0.0%
China Literature Ltd. (a)(c)	6,800	63,179

TOTAL MEDIA		349,699,468

Technology Hardware, Storage & Peripherals - 2.4%
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	54,900	10,259,163
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Despegar.com Corp. (b)	4,716	109,836
TOTAL COMMON STOCKS
(Cost $208,329,132)		422,932,989

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 1.76% (d)	1,211,385	1,211,628
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	20,283,243	20,285,271
TOTAL MONEY MARKET FUNDS
(Cost $21,497,424)		21,496,899
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $229,826,556)		444,429,888
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(21,320,260)
NET ASSETS - 100%		$423,109,628

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,179 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,096
Fidelity Securities Lending Cash Central Fund	160,882
Total	$167,978

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$422,932,989	$422,869,810	$63,179	$--
Money Market Funds	21,496,899	21,496,899	--	--
Total Investments in Securities:	$444,429,888	$444,366,709	$63,179	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Services Portfolio

May 31, 2018

MED-QTLY-0718
1.802180.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Diversified Consumer Services - 0.5%
Specialized Consumer Services - 0.5%
Service Corp. International	111,300	$4,083,597
Health Care Equipment & Supplies - 0.4%
Health Care Supplies - 0.4%
Sartorius Stedim Biotech	31,000	3,073,199
Health Care Providers & Services - 95.0%
Health Care Distributors & Services - 6.8%
AmerisourceBergen Corp.	385,200	31,640,328
Henry Schein, Inc. (a)	72,200	4,996,240
McKesson Corp.	134,465	19,085,962
		55,722,530
Health Care Facilities - 9.8%
Brookdale Senior Living, Inc. (a)	919,900	7,239,613
HCA Holdings, Inc.	288,800	29,786,832
Surgery Partners, Inc. (a)(b)	336,000	5,460,000
U.S. Physical Therapy, Inc.	76,400	7,131,940
Universal Health Services, Inc. Class B	273,400	31,435,532
		81,053,917
Health Care Services - 17.3%
Amedisys, Inc. (a)	128,600	9,818,610
Chemed Corp.	38,000	12,388,000
CVS Health Corp.	621,000	39,365,190
Diplomat Pharmacy, Inc. (a)	383,400	9,025,236
Envision Healthcare Corp. (a)	317,100	13,597,248
Express Scripts Holding Co. (a)	351,500	26,647,215
Laboratory Corp. of America Holdings (a)	28,800	5,200,992
LHC Group, Inc. (a)	156,044	12,010,707
Premier, Inc. (a)	232,000	7,567,840
Providence Service Corp. (a)	98,800	7,113,600
		142,734,638
Managed Health Care - 61.1%
Aetna, Inc.	212,100	37,357,173
Anthem, Inc.	228,002	50,484,203
Centene Corp. (a)	345,100	40,431,916
Cigna Corp.	348,900	59,093,193
Humana, Inc.	257,800	75,014,644
Molina Healthcare, Inc. (a)	400,900	34,048,437
Notre Dame Intermedica Participacoes SA	243,300	1,404,640
UnitedHealth Group, Inc.	852,700	205,935,577
		503,769,783

TOTAL HEALTH CARE PROVIDERS & SERVICES		783,280,868

Health Care Technology - 2.9%
Health Care Technology - 2.9%
Evolent Health, Inc. (a)(b)	289,100	5,912,095
Teladoc, Inc. (a)(b)	348,729	17,750,306
		23,662,401
Professional Services - 0.5%
Human Resource & Employment Services - 0.5%
WageWorks, Inc. (a)	91,700	4,351,165
TOTAL COMMON STOCKS
(Cost $476,956,523)		818,451,230

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.76% (c)	10,555,387	10,557,498
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	25,989,289	25,991,888
TOTAL MONEY MARKET FUNDS
(Cost $36,549,538)		36,549,386
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $513,506,061)		855,000,616
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(30,263,270)
NET ASSETS - 100%		$824,737,346

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,153
Fidelity Securities Lending Cash Central Fund	106,294
Total	$131,447

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Banking Portfolio

May 31, 2018

BAN-QTLY-0718
1.802155.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Banks - 83.9%
Diversified Banks - 24.6%
Bank of America Corp.	1,770,076	$51,403,007
Citigroup, Inc.	295,100	19,680,219
JPMorgan Chase & Co.	84,400	9,031,644
The Bank of NT Butterfield & Son Ltd.	42,800	2,043,700
U.S. Bancorp	696,700	34,828,033
Wells Fargo & Co.	1,014,292	54,761,624
		171,748,227
Regional Banks - 59.3%
1st Source Corp.	114,760	6,102,937
Associated Banc-Corp.	45,200	1,247,520
Bank of the Ozarks, Inc.	502,400	23,884,096
BayCom Corp.	92,882	2,231,026
BB&T Corp.	110,700	5,811,750
Camden National Corp.	96,332	4,404,299
CIT Group, Inc.	206,500	10,310,545
Commerce Bancshares, Inc.	1,172	75,688
Community Trust Bancorp, Inc.	151,376	7,727,745
ConnectOne Bancorp, Inc.	135,400	3,554,250
Cullen/Frost Bankers, Inc.	36,484	4,167,567
CVB Financial Corp.	154,700	3,587,493
East West Bancorp, Inc.	209,400	14,549,112
First Citizen Bancshares, Inc.	32,600	14,320,854
First Hawaiian, Inc.	529,600	15,506,688
First Horizon National Corp.	657,900	12,197,466
Great Western Bancorp, Inc.	210,200	9,162,618
Hanmi Financial Corp.	227,400	6,810,630
Hilltop Holdings, Inc.	326,600	7,658,770
Hope Bancorp, Inc.	506,820	9,117,692
Huntington Bancshares, Inc.	2,874,600	42,745,302
Investors Bancorp, Inc.	553,700	7,386,358
Lakeland Financial Corp.	119,400	5,825,526
M&T Bank Corp.	102,500	17,638,200
Northrim Bancorp, Inc.	44,500	1,766,650
PacWest Bancorp	161,336	8,560,488
PNC Financial Services Group, Inc.	238,791	34,245,017
Popular, Inc.	155,537	7,036,494
Preferred Bank, Los Angeles	110,400	7,032,480
Prosperity Bancshares, Inc.	131,700	9,539,031
Regions Financial Corp.	453,600	8,273,664
Signature Bank (a)	140,100	17,861,349
SunTrust Banks, Inc.	323,400	21,832,734
SVB Financial Group (a)	12,400	3,870,412
Trico Bancshares	101,171	3,937,575
UMB Financial Corp.	136,800	10,540,440
Univest Corp. of Pennsylvania	146,900	4,274,790
Valley National Bancorp	662,500	8,420,375
WesBanco, Inc.	228,400	10,641,156
Wintrust Financial Corp.	91,400	8,418,854
Zions Bancorporation	228,850	12,543,269
		414,818,910

TOTAL BANKS		586,567,137

Capital Markets - 1.7%
Asset Management & Custody Banks - 1.7%
Northern Trust Corp.	33,300	3,413,916
State Street Corp.	88,500	8,505,735
		11,919,651
Consumer Finance - 7.0%
Consumer Finance - 7.0%
Capital One Financial Corp.	237,800	22,353,200
Discover Financial Services	49,200	3,633,912
OneMain Holdings, Inc. (a)	356,400	11,593,692
SLM Corp. (a)	487,500	5,572,125
Synchrony Financial	167,900	5,814,377
		48,967,306
Insurance - 0.3%
Property & Casualty Insurance - 0.3%
FNF Group	56,800	2,099,328
Textiles, Apparel & Luxury Goods - 0.8%
Textiles - 0.8%
Cadence Bancorp	187,100	5,465,191
Thrifts & Mortgage Finance - 5.6%
Thrifts & Mortgage Finance - 5.6%
Beneficial Bancorp, Inc.	601,153	9,828,852
Essent Group Ltd. (a)	249,500	8,557,850
Meridian Bancorp, Inc. Maryland	195,265	3,817,431
MGIC Investment Corp. (a)	295,500	3,070,245
NMI Holdings, Inc. (a)	699,214	11,641,913
TFS Financial Corp.	139,800	2,236,800
		39,153,091
Trading Companies & Distributors - 0.5%
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	67,100	3,711,301
TOTAL COMMON STOCKS
(Cost $502,434,258)		697,883,005

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.76% (b)
(Cost $1,316,327)	1,316,064	1,316,327
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $503,750,585)		699,199,332
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45,408)
NET ASSETS - 100%		$699,153,924

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,793
Fidelity Securities Lending Cash Central Fund	20
Total	$16,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Materials Portfolio

May 31, 2018

IND-QTLY-0718
1.802177.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Building Products - 0.3%
Building Products - 0.3%
GCP Applied Technologies, Inc. (a)	137,700	$4,358,205
Chemicals - 71.2%
Commodity Chemicals - 18.5%
Alpek SA de CV	3,067,700	4,575,867
Cabot Corp.	135,256	8,149,174
Ciner Resources LP	136,500	3,684,135
LG Chemical Ltd.	24,131	7,561,881
LyondellBasell Industries NV Class A	1,048,015	117,503,442
Olin Corp.	2,189,561	70,788,507
Orion Engineered Carbons SA	399,000	11,451,300
Tronox Ltd. Class A	1,354,003	24,873,035
Westlake Chemical Corp.	444,767	51,472,885
		300,060,226
Diversified Chemicals - 32.4%
Ashland Global Holdings, Inc.	114,800	8,922,256
DowDuPont, Inc.	5,700,483	365,457,963
Eastman Chemical Co.	241,848	25,227,165
Huntsman Corp.	211,600	6,764,852
The Chemours Co. LLC	2,443,931	119,728,180
		526,100,416
Fertilizers & Agricultural Chemicals - 3.3%
FMC Corp.	352,200	30,673,098
The Mosaic Co.	624,300	17,162,007
The Scotts Miracle-Gro Co. Class A	75,731	6,446,980
		54,282,085
Industrial Gases - 8.1%
Air Products & Chemicals, Inc.	402,600	64,983,666
Linde AG	287,611	65,901,401
		130,885,067
Specialty Chemicals - 8.9%
Axalta Coating Systems Ltd. (a)	398,600	12,400,446
Celanese Corp. Class A	238,700	26,954,004
Covestro AG (b)	62,700	5,712,958
Frutarom Industries Ltd.	73,796	7,224,856
KMG Chemicals, Inc.	25,200	1,684,620
Platform Specialty Products Corp. (a)	3,405,900	41,075,154
Sherwin-Williams Co.	111,100	42,134,675
Venator Materials PLC	450,300	7,934,286
		145,120,999

TOTAL CHEMICALS		1,156,448,793

Construction Materials - 2.9%
Construction Materials - 2.9%
CRH PLC sponsored ADR	221,800	8,204,382
Martin Marietta Materials, Inc.	111,000	24,738,570
Summit Materials, Inc.	489,828	13,920,912
		46,863,864
Containers & Packaging - 8.8%
Metal & Glass Containers - 2.0%
Aptargroup, Inc.	111,600	10,302,912
Ball Corp.	200,800	7,419,560
Berry Global Group, Inc. (a)	221,100	10,676,919
Silgan Holdings, Inc.	140,900	3,835,298
		32,234,689
Paper Packaging - 6.8%
Avery Dennison Corp.	74,100	7,782,723
Graphic Packaging Holding Co.	1,734,395	25,114,040
Packaging Corp. of America	296,000	34,780,000
WestRock Co.	729,018	42,924,580
		110,601,343

TOTAL CONTAINERS & PACKAGING		142,836,032

Energy Equipment & Services - 0.6%
Oil & Gas Equipment & Services - 0.6%
Tenaris SA sponsored ADR (c)	266,500	9,567,350
Metals & Mining - 12.8%
Copper - 2.6%
Freeport-McMoRan, Inc.	2,486,300	42,018,470
Diversified Metals & Mining - 2.1%
Alcoa Corp. (a)	328,500	15,790,995
Elkem ASA (a)(b)	1,367,200	5,914,781
Glencore Xstrata PLC	2,113,296	10,452,038
Ivanhoe Mines Ltd. (a)	1,168,300	2,946,430
		35,104,244
Gold - 2.9%
Newmont Mining Corp.	934,000	36,360,620
Royal Gold, Inc.	123,300	11,055,078
		47,415,698
Steel - 5.2%
Commercial Metals Co.	729,900	17,254,836
Nucor Corp.	205,100	13,165,369
Ryerson Holding Corp. (a)	931,003	11,497,887
Steel Dynamics, Inc.	850,300	42,030,329
		83,948,421

TOTAL METALS & MINING		208,486,833

Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
Univar, Inc. (a)	828,733	22,599,549
TOTAL COMMON STOCKS
(Cost $1,320,077,309)		1,591,160,626

Nonconvertible Preferred Stocks - 1.6%
Chemicals - 1.6%
Commodity Chemicals - 1.6%
Braskem SA (PN-A)
(Cost $33,068,058)	2,164,900	26,392,358

Money Market Funds - 0.1%
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)
(Cost $669,633)	669,566	669,633
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,353,815,000)		1,618,222,617
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,243,365
NET ASSETS - 100%		$1,623,465,982

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,627,739 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31, 349
Fidelity Securities Lending Cash Central Fund	2,887
Total	$34,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$127,729,156

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Construction and Housing Portfolio

May 31, 2018

HOU-QTLY-0718
1.802162.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Building Products - 15.4%
Building Products - 15.4%
A.O. Smith Corp.	96,284	$6,072,632
Allegion PLC	70,200	5,365,386
Armstrong World Industries, Inc. (a)	56,700	3,436,020
Johnson Controls International PLC	194,854	6,539,300
Masco Corp.	262,300	9,775,921
Masonite International Corp. (a)	32,500	2,148,250
Owens Corning	82,143	5,193,080
Patrick Industries, Inc. (a)	49,800	3,017,880
Simpson Manufacturing Co. Ltd.	36,900	2,336,139
		43,884,608
Construction & Engineering - 7.9%
Construction & Engineering - 7.9%
EMCOR Group, Inc.	42,028	3,191,186
Granite Construction, Inc.	54,400	3,093,728
Jacobs Engineering Group, Inc.	89,802	5,819,170
KBR, Inc.	125,054	2,303,495
Quanta Services, Inc. (a)	145,600	5,243,056
Valmont Industries, Inc.	18,400	2,689,160
		22,339,795
Construction Materials - 5.6%
Construction Materials - 5.6%
Martin Marietta Materials, Inc.	16,196	3,609,603
Vulcan Materials Co.	96,831	12,369,192
		15,978,795
Equity Real Estate Investment Trusts (REITs) - 17.0%
Residential REITs - 15.2%
American Homes 4 Rent Class A	220,900	4,400,328
AvalonBay Communities, Inc.	82,998	13,739,489
Education Realty Trust, Inc.	70,500	2,576,070
Equity Lifestyle Properties, Inc.	53,887	4,898,328
Equity Residential (SBI)	276,600	17,699,634
		43,313,849
Specialized REITs - 1.8%
Equinix, Inc.	12,600	5,000,310

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		48,314,159

Household Durables - 15.3%
Home Furnishings - 1.9%
Mohawk Industries, Inc. (a)	25,953	5,295,450
Homebuilding - 13.4%
Lennar Corp. Class A	266,910	13,809,923
NVR, Inc. (a)	2,877	8,603,784
PulteGroup, Inc.	242,000	7,320,500
Taylor Morrison Home Corp. (a)	179,501	3,859,272
TRI Pointe Homes, Inc. (a)	261,800	4,518,668
		38,112,147

TOTAL HOUSEHOLD DURABLES		43,407,597

Real Estate Management & Development - 1.1%
Real Estate Development - 1.1%
Howard Hughes Corp. (a)	25,792	3,255,724
Specialty Retail - 36.6%
Home Improvement Retail - 36.6%
Home Depot, Inc.	322,231	60,112,192
Lowe's Companies, Inc.	461,470	43,844,265
		103,956,457
Trading Companies & Distributors - 0.4%
Trading Companies & Distributors - 0.4%
BMC Stock Holdings, Inc. (a)	61,345	1,248,371
TOTAL COMMON STOCKS
(Cost $188,327,130)		282,385,506

Convertible Preferred Stocks - 0.0%
Household Durables - 0.0%
Homebuilding - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)(c)
(Cost $4,000,001)	865,801	17,316

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.76% (d)
(Cost $2,081,939)	2,081,523	2,081,939
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $194,409,070)		284,484,761
NET OTHER ASSETS (LIABILITIES) - 0.0%		(123,107)
NET ASSETS - 100%		$284,361,654

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,316 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,357
Total	$7,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$282,385,506	$282,385,506	$--	$--
Convertible Preferred Stocks	17,316	--	--	17,316
Money Market Funds	2,081,939	2,081,939	--	--
Total Investments in Securities:	$284,484,761	$284,467,445	$--	$17,316

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Transportation Portfolio

May 31, 2018

TRN-QTLY-0718
1.802192.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Air Freight & Logistics - 26.7%
Air Freight & Logistics - 26.7%
Air Transport Services Group, Inc. (a)	23,000	$483,000
Atlas Air Worldwide Holdings, Inc. (a)	27,200	1,853,680
C.H. Robinson Worldwide, Inc.	163,896	14,258,952
Echo Global Logistics, Inc. (a)	156,900	4,361,820
Expeditors International of Washington, Inc.	212,700	15,841,896
FedEx Corp.	144,150	35,910,648
Forward Air Corp.	28,544	1,693,230
Hub Group, Inc. Class A (a)	35,600	1,778,220
United Parcel Service, Inc. Class B	448,600	52,091,432
		128,272,878
Airlines - 23.1%
Airlines - 23.1%
Alaska Air Group, Inc.	205,200	12,478,212
American Airlines Group, Inc.	527,900	22,984,766
Delta Air Lines, Inc.	484,002	26,160,308
Hawaiian Holdings, Inc.	32,200	1,191,400
JetBlue Airways Corp. (a)	93,200	1,760,548
SkyWest, Inc.	233,200	13,292,400
Southwest Airlines Co.	408,300	20,855,964
Spirit Airlines, Inc. (a)	235,100	8,625,819
United Continental Holdings, Inc. (a)	49,300	3,430,787
		110,780,204
Auto Components - 0.5%
Auto Parts & Equipment - 0.5%
Hertz Global Holdings, Inc. (a)	161,000	2,429,490
Machinery - 1.3%
Construction Machinery & Heavy Trucks - 0.9%
Allison Transmission Holdings, Inc.	105,600	4,362,336
Industrial Machinery - 0.4%
Park-Ohio Holdings Corp.	46,470	1,833,242

TOTAL MACHINERY		6,195,578

Marine - 1.6%
Marine - 1.6%
Kirby Corp. (a)	36,100	3,274,270
Matson, Inc.	133,800	4,581,312
		7,855,582
Road & Rail - 43.2%
Railroads - 35.9%
CSX Corp.	811,519	52,464,703
Genesee & Wyoming, Inc. Class A (a)	220,400	17,215,444
Kansas City Southern	87,000	9,322,050
Norfolk Southern Corp.	150,700	22,853,655
Union Pacific Corp.	492,895	70,365,691
		172,221,543
Trucking - 7.3%
AMERCO	6,400	2,066,816
Avis Budget Group, Inc. (a)	71,600	2,791,684
J.B. Hunt Transport Services, Inc.	59,200	7,583,520
Knight-Swift Transportation Holdings, Inc. Class A	76,600	3,116,088
Landstar System, Inc.	78,500	8,901,900
Old Dominion Freight Lines, Inc.	17,700	2,760,492
Roadrunner Transportation Systems, Inc. (a)	486,700	880,927
Ryder System, Inc.	50,200	3,367,416
Universal Logistics Holdings, Inc.	43,890	1,092,861
YRC Worldwide, Inc. (a)	238,900	2,561,008
		35,122,712

TOTAL ROAD & RAIL		207,344,255

Transportation Infrastructure - 0.3%
Airport Services - 0.3%
Macquarie Infrastructure Co. LLC (b)	42,600	1,648,620
TOTAL COMMON STOCKS
(Cost $285,686,802)		464,526,607

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.76% (c)	14,311,048	14,313,910
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	1,550,161	1,550,316
TOTAL MONEY MARKET FUNDS
(Cost $15,864,226)		15,864,226
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $301,551,028)		480,390,833
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61,183)
NET ASSETS - 100%		$480,329,650

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,054
Fidelity Securities Lending Cash Central Fund	2,032
Total	$58,086

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Gas Portfolio

May 31, 2018

GAS-QTLY-0718
1.802183.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Capital Markets - 0.2%
Investment Banking & Brokerage - 0.2%
TPG Pace Energy Holdings Corp. (a)	47,600	$499,800
Diversified Financial Services - 1.0%
Multi-Sector Holdings - 1.0%
National Energy Services Reunited Corp. (a)	285,000	2,904,150
Energy Equipment & Services - 17.8%
Oil & Gas Drilling - 1.6%
Borr Drilling Ltd. (a)	24,000	123,187
Nabors Industries Ltd.	313,500	2,341,845
Patterson-UTI Energy, Inc.	2,400	49,632
Trinidad Drilling Ltd. (a)	1,484,300	2,014,783
		4,529,447
Oil & Gas Equipment & Services - 16.2%
Archrock, Inc.	24,600	284,130
Baker Hughes, a GE Co. Class A	352,300	12,186,057
C&J Energy Services, Inc. (a)	71,700	1,930,164
Dril-Quip, Inc. (a)	9,800	470,890
Forum Energy Technologies, Inc. (a)	6,400	90,560
Halliburton Co.	15,900	790,866
McDermott International, Inc. (a)	23,866	518,608
NCS Multistage Holdings, Inc. (a)	10,700	162,854
Oceaneering International, Inc.	86,700	2,066,061
Pason Systems, Inc.	17,000	263,798
RigNet, Inc. (a)	532,934	6,315,268
Schlumberger Ltd.	263,832	18,117,343
Smart Sand, Inc. (a)	8,600	52,632
Superior Energy Services, Inc. (a)	59,600	651,428
Weatherford International PLC (a)(b)	288,600	978,354
		44,879,013

TOTAL ENERGY EQUIPMENT & SERVICES		49,408,460

Gas Utilities - 8.1%
Gas Utilities - 8.1%
Atmos Energy Corp.	48,078	4,289,038
South Jersey Industries, Inc.	208,200	6,895,584
Southwest Gas Holdings, Inc.	84,200	6,373,940
Spire, Inc.	20,500	1,460,625
Valener, Inc.	217,900	3,440,084
		22,459,271
Multi-Utilities - 2.5%
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	104,700	2,735,811
NiSource, Inc.	162,900	4,121,370
		6,857,181
Oil, Gas & Consumable Fuels - 69.5%
Integrated Oil & Gas - 5.6%
Occidental Petroleum Corp.	183,000	15,408,600
Oil & Gas Exploration & Production - 44.2%
Advantage Oil & Gas Ltd. (a)	715,700	2,136,171
Anadarko Petroleum Corp.	265,820	18,554,236
Cabot Oil & Gas Corp.	55,400	1,265,890
Cimarex Energy Co.	55,000	5,110,600
Concho Resources, Inc. (a)	16,400	2,251,884
ConocoPhillips Co.	197,400	13,302,786
Crew Energy, Inc. (a)	249,800	464,305
Crown Point Energy, Inc. (a)(c)	18,166	5,604
Devon Energy Corp.	336,187	13,975,294
Encana Corp.	703,600	8,953,725
EOG Resources, Inc.	174,300	20,534,283
EQT Corp.	44,723	2,305,023
Extraction Oil & Gas, Inc. (a)	59,089	1,002,149
Gulfport Energy Corp. (a)	181,500	2,016,465
Lekoil Ltd. (a)	5,613,100	1,503,548
Marathon Oil Corp.	124,700	2,672,321
Newfield Exploration Co. (a)	32,100	938,604
Noble Energy, Inc.	229,000	8,175,300
Parsley Energy, Inc. Class A (a)	68,500	2,019,380
PDC Energy, Inc. (a)	116,600	7,053,134
Range Resources Corp.	164,500	2,605,680
Savannah Petroleum PLC (a)	4,290,700	1,699,745
Surge Energy, Inc. (b)	1,408,500	2,628,852
WPX Energy, Inc. (a)	73,200	1,332,972
		122,507,951
Oil & Gas Refining & Marketing - 0.1%
World Fuel Services Corp.	15,900	331,992
Oil & Gas Storage & Transport - 19.6%
Boardwalk Pipeline Partners, LP	1,040,612	11,020,081
Cheniere Energy, Inc. (a)	14,500	965,990
Enbridge, Inc.	301,600	9,371,791
EnLink Midstream LLC	15,700	274,750
Enterprise Products Partners LP	52,200	1,508,580
Keyera Corp.	49,500	1,387,726
Kinder Morgan, Inc.	734,900	12,258,132
Pembina Pipeline Corp.	25,300	880,017
The Williams Companies, Inc.	396,400	10,647,304
TransCanada Corp.	135,300	5,664,109
TransCanada Corp.	8,100	338,823
		54,317,303

TOTAL OIL, GAS & CONSUMABLE FUELS		192,565,846

TOTAL COMMON STOCKS
(Cost $329,172,104)		274,694,708

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.76% (d)	2,086,779	2,087,197
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	2,314,481	2,314,713
TOTAL MONEY MARKET FUNDS
(Cost $4,402,128)		4,401,910
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $333,574,232)		279,096,618
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,981,879)
NET ASSETS - 100%		$277,114,739

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,604 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,520
Fidelity Securities Lending Cash Central Fund	11,251
Total	$15,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,000,310

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Resources Portfolio

May 31, 2018

NAT-QTLY-0718
1.802184.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Capital Markets - 0.5%
Investment Banking & Brokerage - 0.5%
TPG Pace Energy Holdings Corp. (a)	515,100	$5,408,550
Chemicals - 1.9%
Commodity Chemicals - 1.9%
LyondellBasell Industries NV Class A	180,700	20,260,084
Construction Materials - 1.6%
Construction Materials - 1.6%
Eagle Materials, Inc.	66,800	7,239,784
Summit Materials, Inc.	333,300	9,472,386
		16,712,170
Containers & Packaging - 5.4%
Metal & Glass Containers - 1.1%
Ball Corp.	329,200	12,163,940
Paper Packaging - 4.3%
Avery Dennison Corp.	115,700	12,151,971
Graphic Packaging Holding Co.	328,300	4,753,784
Packaging Corp. of America	125,300	14,722,750
WestRock Co.	234,000	13,777,920
		45,406,425

TOTAL CONTAINERS & PACKAGING		57,570,365

Energy Equipment & Services - 11.8%
Oil & Gas Drilling - 1.5%
Nabors Industries Ltd.	517,520	3,865,874
Odfjell Drilling Ltd. (a)	590,700	2,595,190
Shelf Drilling Ltd. (a)(b)	759,800	6,499,811
Trinidad Drilling Ltd. (a)	856,400	1,162,474
Xtreme Drilling & Coil Services Corp. (a)	1,059,900	1,602,193
		15,725,542
Oil & Gas Equipment & Services - 10.3%
Baker Hughes, a GE Co. Class A	850,300	29,411,877
Dril-Quip, Inc. (a)	113,925	5,474,096
Halliburton Co.	746,700	37,140,858
Liberty Oilfield Services, Inc. Class A (a)(c)	19,500	414,570
National Oilwell Varco, Inc.	209,400	8,673,348
NCS Multistage Holdings, Inc. (a)	122,500	1,864,450
Oceaneering International, Inc.	187,200	4,460,976
RigNet, Inc. (a)	270,230	3,202,226
Schlumberger Ltd.	182,565	12,536,739
Tenaris SA sponsored ADR	202,000	7,251,800
		110,430,940

TOTAL ENERGY EQUIPMENT & SERVICES		126,156,482

Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp. (a)	108,200	1,760,414
Metals & Mining - 6.4%
Copper - 0.5%
Freeport-McMoRan, Inc.	344,400	5,820,360
Gold - 5.9%
Agnico Eagle Mines Ltd. (Canada)	460,500	20,666,740
Franco-Nevada Corp.	391,700	27,620,801
Randgold Resources Ltd. sponsored ADR	186,673	14,844,237
		63,131,778

TOTAL METALS & MINING		68,952,138

Oil, Gas & Consumable Fuels - 70.7%
Coal & Consumable Fuels - 0.1%
Pinnacle Renewable Holds, Inc.	157,200	1,710,699
Integrated Oil & Gas - 15.7%
Cenovus Energy, Inc.	1,961,500	20,695,141
Chevron Corp.	710,798	88,352,192
Suncor Energy, Inc.	1,477,600	58,848,731
		167,896,064
Oil & Gas Exploration & Production - 36.5%
Anadarko Petroleum Corp.	689,100	48,099,180
Cabot Oil & Gas Corp.	659,100	15,060,435
Callon Petroleum Co. (a)	301,600	3,570,944
Canadian Natural Resources Ltd.	904,400	31,311,519
Centennial Resource Development, Inc.:
Class A (a)	38,300	674,080
Class A (a)	338,800	5,962,880
Cimarex Energy Co.	130,900	12,163,228
Continental Resources, Inc. (a)	331,400	22,316,476
Devon Energy Corp.	821,800	34,162,226
Diamondback Energy, Inc.	178,600	21,567,736
Encana Corp.	2,030,000	25,832,948
EOG Resources, Inc.	456,400	53,768,484
EQT Corp.	336,200	17,327,748
Extraction Oil & Gas, Inc. (a)(c)	477,632	8,100,639
Newfield Exploration Co. (a)	208,100	6,084,844
Parsley Energy, Inc. Class A (a)	630,900	18,598,932
PDC Energy, Inc. (a)	135,300	8,184,297
Pioneer Natural Resources Co.	208,000	40,164,800
PrairieSky Royalty Ltd. (c)	231,238	4,767,077
Viper Energy Partners LP	380,600	12,399,948
		390,118,421
Oil & Gas Refining & Marketing - 9.2%
Andeavor	113,100	16,335,033
Delek U.S. Holdings, Inc.	648,604	36,179,131
Phillips 66 Co.	344,916	40,179,265
Reliance Industries Ltd.	447,286	6,111,626
		98,805,055
Oil & Gas Storage & Transport - 9.2%
Boardwalk Pipeline Partners, LP	259,300	2,745,987
Cheniere Energy, Inc. (a)	310,100	20,658,862
Enterprise Products Partners LP	716,200	20,698,180
GasLog Partners LP	93,200	2,278,740
Golar LNG Ltd.	185,400	4,816,692
Noble Midstream Partners LP	155,737	8,031,357
Noble Midstream Partners LP (d)	43,718	2,254,537
Teekay LNG Partners LP	50,500	873,650
The Williams Companies, Inc.	1,331,600	35,766,776
		98,124,781

TOTAL OIL, GAS & CONSUMABLE FUELS		756,655,020

Paper & Forest Products - 0.5%
Forest Products - 0.5%
Western Forest Products, Inc.	2,625,200	5,628,610
TOTAL COMMON STOCKS
(Cost $910,044,088)		1,059,103,833

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.76% (e)	9,519,031	9,520,935
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	10,356,777	10,357,813
TOTAL MONEY MARKET FUNDS
(Cost $19,878,748)		19,878,748
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $929,922,836)		1,078,982,581
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(9,685,559)
NET ASSETS - 100%		$1,069,297,022

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,499,811 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,254,537 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,768,393

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,613
Fidelity Securities Lending Cash Central Fund	8,022
Total	$58,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$15,458,768

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrials Portfolio

May 31, 2018

CYC-QTLY-0718
1.802164.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Aerospace & Defense - 28.0%
Aerospace & Defense - 28.0%
Bombardier, Inc. Class B (sub. vtg.) (a)	2,558,800	$9,630,529
General Dynamics Corp.	146,197	29,489,397
Huntington Ingalls Industries, Inc.	39,900	8,820,693
Moog, Inc. Class A	53,200	4,337,396
Northrop Grumman Corp.	98,400	32,201,400
Raytheon Co.	88,600	18,561,700
Spirit AeroSystems Holdings, Inc. Class A	85,500	7,242,705
Teledyne Technologies, Inc. (a)	27,240	5,487,770
Textron, Inc.	118,400	7,883,072
The Boeing Co.	83,500	29,405,360
TransDigm Group, Inc.	24,500	8,185,695
United Technologies Corp.	366,571	45,755,392
		207,001,109
Air Freight & Logistics - 4.3%
Air Freight & Logistics - 4.3%
FedEx Corp.	92,900	23,143,248
XPO Logistics, Inc. (a)	86,000	9,051,500
		32,194,748
Airlines - 4.4%
Airlines - 4.4%
Allegiant Travel Co.	16,396	2,481,535
Delta Air Lines, Inc.	236,000	12,755,800
Southwest Airlines Co.	217,800	11,125,224
Spirit Airlines, Inc. (a)	172,900	6,343,701
		32,706,260
Building Products - 2.2%
Building Products - 2.2%
A.O. Smith Corp.	94,178	5,939,806
Masco Corp.	272,800	10,167,256
		16,107,062
Commercial Services & Supplies - 3.3%
Diversified Support Services - 1.6%
Cintas Corp.	63,600	11,591,100
Environmental & Facility Services - 1.7%
Waste Connection, Inc. (United States)	163,100	12,539,128

TOTAL COMMERCIAL SERVICES & SUPPLIES		24,130,228

Construction & Engineering - 3.8%
Construction & Engineering - 3.8%
Fluor Corp.	187,000	9,114,380
Jacobs Engineering Group, Inc.	190,600	12,350,880
KBR, Inc.	364,600	6,715,932
		28,181,192
Electrical Equipment - 6.9%
Electrical Components & Equipment - 6.4%
Acuity Brands, Inc.	27,000	3,192,750
AMETEK, Inc.	132,754	9,695,025
Emerson Electric Co.	210,700	14,925,988
Fortive Corp.	268,510	19,517,992
		47,331,755
Heavy Electrical Equipment - 0.5%
Melrose Industries PLC	1,090,518	3,421,245

TOTAL ELECTRICAL EQUIPMENT		50,753,000

Electronic Equipment & Components - 0.3%
Electronic Equipment & Instruments - 0.3%
ADT, Inc. (b)	267,800	2,013,856
Household Durables - 0.4%
Homebuilding - 0.4%
TRI Pointe Homes, Inc. (a)	171,700	2,963,542
Industrial Conglomerates - 11.2%
Industrial Conglomerates - 11.2%
3M Co.	3,700	729,751
General Electric Co.	2,686,839	37,830,693
Honeywell International, Inc.	245,059	36,246,677
ITT, Inc.	159,000	8,207,580
		83,014,701
Machinery - 20.1%
Agricultural & Farm Machinery - 1.8%
Deere & Co.	91,300	13,650,263
Construction Machinery & Heavy Trucks - 6.4%
Allison Transmission Holdings, Inc.	364,900	15,074,019
Caterpillar, Inc.	135,900	20,644,569
WABCO Holdings, Inc. (a)	41,600	5,030,688
Wabtec Corp. (b)	69,700	6,796,447
		47,545,723
Industrial Machinery - 11.9%
Flowserve Corp.	125,308	5,180,233
Gardner Denver Holdings, Inc.	420,600	13,825,122
IDEX Corp.	37,698	5,227,959
Ingersoll-Rand PLC	237,100	20,755,734
Lincoln Electric Holdings, Inc.	54,200	4,856,320
Parker Hannifin Corp.	74,000	12,646,600
Snap-On, Inc.	100,600	14,870,692
The Weir Group PLC	128,300	3,736,873
Xylem, Inc.	93,700	6,596,480
		87,696,013

TOTAL MACHINERY		148,891,999

Professional Services - 3.2%
Research & Consulting Services - 3.2%
IHS Markit Ltd. (a)	311,908	15,370,826
Nielsen Holdings PLC	277,000	8,357,090
		23,727,916
Road & Rail - 8.2%
Railroads - 6.9%
Genesee & Wyoming, Inc. Class A (a)	60,300	4,710,033
Norfolk Southern Corp.	95,700	14,512,905
Union Pacific Corp.	223,500	31,906,860
		51,129,798
Trucking - 1.3%
J.B. Hunt Transport Services, Inc.	39,520	5,062,512
Knight-Swift Transportation Holdings, Inc. Class A	119,000	4,840,920
		9,903,432

TOTAL ROAD & RAIL		61,033,230

Specialty Retail - 1.1%
Home Improvement Retail - 1.1%
Lowe's Companies, Inc.	84,200	7,999,842
Trading Companies & Distributors - 1.9%
Trading Companies & Distributors - 1.9%
Bunzl PLC	192,000	5,844,886
Univar, Inc. (a)	296,700	8,091,009
		13,935,895
TOTAL COMMON STOCKS
(Cost $606,936,461)		734,654,580

Nonconvertible Preferred Stocks - 0.2%
Airlines - 0.2%
Airlines - 0.2%
Azul SA (a)
(Cost $2,618,220)	244,300	1,739,073

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.76% (c)	3,131,772	3,132,398
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	7,937,061	7,937,855
TOTAL MONEY MARKET FUNDS
(Cost $11,070,253)		11,070,253
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $620,624,934)		747,463,906
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(7,233,931)
NET ASSETS - 100%		$740,229,975

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,391
Fidelity Securities Lending Cash Central Fund	10,121
Total	$32,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$8,860,617

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Environment and Alternative Energy Portfolio

May 31, 2018

ENV-QTLY-0718
1.802170.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Energy Efficiency - 35.3%
Auto Parts & Equipment - 0.7%
Delphi Technologies PLC	22,380	$1,121,238
Building Products - 0.7%
Apogee Enterprises, Inc.	24,540	1,071,171
Buildings Energy Efficiency - 2.5%
Hubbell, Inc. Class B	25,910	2,790,248
Owens Corning	18,170	1,148,707
		3,938,955
Construction & Engineering - 2.5%
Comfort Systems U.S.A., Inc.	82,190	3,850,602
Electrical Components & Equipment - 4.5%
Acuity Brands, Inc.	14,470	1,711,078
Eaton Corp. PLC	70,670	5,411,909
		7,122,987
Industrial Energy Efficiency - 4.1%
EMCOR Group, Inc.	32,048	2,433,405
Minerals Technologies, Inc.	21,810	1,592,130
Regal Beloit Corp.	31,184	2,477,569
		6,503,104
Industrial Machinery - 3.5%
Ingersoll-Rand PLC	62,960	5,511,518
Renewable Energy Developers an - 11.5%
EnerSys	20,500	1,638,155
Honeywell International, Inc.	91,547	13,540,717
Lennox International, Inc.	14,311	2,909,569
		18,088,441
Semiconductors - 1.4%
ON Semiconductor Corp. (a)	87,580	2,200,885
Transport Energy Efficiency - 3.9%
BorgWarner, Inc.	36,630	1,786,811
Innospec, Inc.	57,607	4,418,457
		6,205,268

TOTAL ENERGY EFFICIENCY		55,614,169

Environmental Support Services - 15.7%
Diversified Environmental - 14.2%
3M Co.	72,672	14,333,097
Air Products & Chemicals, Inc.	25,810	4,165,992
Dover Corp.	50,230	3,878,258
		22,377,347
Semiconductor Equipment - 1.5%
MKS Instruments, Inc.	21,180	2,376,396

TOTAL ENVIRONMENTAL SUPPORT SERVICES		24,753,743

Food Agriculture & Forestry - 4.9%
Food Distributors - 0.9%
United Natural Foods, Inc. (a)	30,000	1,367,400
Paper Packaging - 1.2%
Bemis Co., Inc.	43,890	1,856,547
Pharmaceuticals - 2.8%
Zoetis, Inc. Class A	53,000	4,436,100

TOTAL FOOD AGRICULTURE & FORESTRY		7,660,047

Miscellaneous Environmental - 3.0%
Electronic Manufacturing Services - 0.7%
Philips Lighting NV (b)	37,880	1,081,849
Household Appliances - 0.7%
Whirlpool Corp.	8,320	1,204,320
IT Consulting & Other Services - 0.8%
IBM Corp.	8,765	1,238,582
Pharmaceuticals - 0.8%
Johnson & Johnson	10,830	1,295,485

TOTAL MISCELLANEOUS ENVIRONMENTAL		4,820,236

Pollution Control - 5.8%
Environmental Testing and Gas - 1.6%
Thermo Fisher Scientific, Inc.	12,050	2,509,654
Pollution Control Solutions - 4.2%
Cummins, Inc.	28,282	4,027,074
Tenneco, Inc.	60,468	2,671,476
		6,698,550

TOTAL POLLUTION CONTROL		9,208,204

Renewable & Alternative Energy - 16.7%
Agricultural Products - 0.1%
China Agri-Industries Holdings Ltd.	599,880	253,902
Diversified Chemicals - 0.3%
Oci Co. Ltd.	3,820	468,571
Electric Utilities - 2.5%
BKW AG	20,470	1,291,836
Enersis SA sponsored	238,060	2,304,421
Mercury Nz Ltd.	141,470	319,772
		3,916,029
Electrical Components & Equipment - 1.9%
Fortive Corp.	41,700	3,031,173
Electronic Equipment & Instruments - 1.4%
Enel Chile SA sponsored ADR	146,630	783,004
Hollysys Automation Technologies Ltd.	57,771	1,378,994
		2,161,998
Electronic Manufacturing Services - 3.3%
TE Connectivity Ltd.	56,440	5,253,435
Heavy Electrical Equipment - 1.8%
Vestas Wind Systems A/S	42,470	2,782,717
Independent Power Producers & Energy Traders - 1.0%
Colbun SA	6,716,660	1,566,574
Oil & Gas Refining & Marketing - 0.5%
Cosan SA Industria e Comercio	83,340	868,300
Other Renewables Equipment - 1.6%
Andritz AG	51,232	2,557,421
Renewable Electricity - 0.3%
NHPC Ltd.	1,106,516	434,861
Renewable Energy Developers an - 0.7%
Empresa Nacional de Electricidad SA sponsored ADR (c)	50,790	1,108,238
Semiconductor Equipment - 1.3%
Advanced Energy Industries, Inc. (a)	30,810	2,018,979

TOTAL RENEWABLE & ALTERNATIVE ENERGY		26,422,198

Waste Management & Technologies - 8.5%
Environmental & Facility Services - 3.3%
Waste Management, Inc.	63,160	5,223,964
Office Services & Supplies - 1.9%
Interface, Inc.	129,443	2,938,356
Recycling and Value Added Wast - 1.1%
Copart, Inc. (a)	32,448	1,779,124
Steel - 2.2%
Steel Dynamics, Inc.	68,950	3,408,199

TOTAL WASTE MANAGEMENT & TECHNOLOGIES		13,349,643

Water Infrastructure & Technologies - 8.7%
Diversified Water Infrastructu - 5.4%
Danaher Corp.	85,520	8,490,426
Trading Companies & Distributors - 1.0%
HD Supply Holdings, Inc. (a)	37,310	1,519,636
Water Infrastructure - 2.3%
Crane Co.	44,417	3,691,497

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		13,701,559

TOTAL COMMON STOCKS
(Cost $138,610,775)		155,529,799

Cash Equivalents - 1.2%
Fidelity Cash Central Fund, 1.76% (d)	1,878,823	1,879,199
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	9,127	9,128
TOTAL CASH EQUIVALENTS
(Cost $1,888,327)		1,888,327
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $140,499,102)		157,418,126
NET OTHER ASSETS (LIABILITIES) - 0.2%		274,381
NET ASSETS - 100%		$157,692,507

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,081,849 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,227
Fidelity Securities Lending Cash Central Fund	2,182
Total	$12,409

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$155,529,799	$152,493,180	$3,036,619	$--
Money Market Funds	1,888,327	1,888,327	--	--
Total Investments in Securities:	$157,418,126	$154,381,507	$3,036,619	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$6,996,096

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

May 31, 2018

CPR-QTLY-0718
1.802163.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	3,600	$378,900
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Aptiv PLC	7,600	741,000
Tenneco, Inc.	400	17,672
		758,672
Automobiles - 2.4%
Automobile Manufacturers - 2.4%
Ferrari NV	5,100	669,885
General Motors Co.	50,900	2,173,430
Tesla, Inc. (a)(b)	18,100	5,153,613
Thor Industries, Inc.	12,600	1,166,760
		9,163,688
Beverages - 0.8%
Distillers & Vintners - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	10,600	2,364,648
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	12,320	630,291

TOTAL BEVERAGES		2,994,939

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	12,900	480,783
Chemicals - 0.1%
Specialty Chemicals - 0.1%
Sherwin-Williams Co.	800	303,400
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	13,000	712,790
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	55,700	1,769,589
Pool Corp.	4,129	590,117
		2,359,706
Diversified Consumer Services - 1.1%
Education Services - 0.6%
Adtalem Global Education, Inc. (a)	9,200	439,300
Grand Canyon Education, Inc. (a)	14,100	1,566,510
New Oriental Education & Technology Group, Inc. sponsored ADR	3,800	377,986
		2,383,796
Specialized Consumer Services - 0.5%
Service Corp. International	4,300	157,767
ServiceMaster Global Holdings, Inc. (a)	9,400	537,116
Weight Watchers International, Inc. (a)	15,400	1,159,928
		1,854,811

TOTAL DIVERSIFIED CONSUMER SERVICES		4,238,607

Electronic Equipment & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
ADT, Inc. (b)	30,600	230,112
Food & Staples Retailing - 1.1%
Food Distributors - 0.8%
Performance Food Group Co. (a)	85,600	3,060,200
Hypermarkets & Super Centers - 0.3%
Costco Wholesale Corp.	2,600	515,424
Walmart, Inc.	7,500	619,050
		1,134,474

TOTAL FOOD & STAPLES RETAILING		4,194,674

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	3,500	127,400
Hotels, Restaurants & Leisure - 23.3%
Casinos & Gaming - 3.8%
Boyd Gaming Corp.	17,600	664,400
Caesars Entertainment Corp. (a)	71,200	865,080
Churchill Downs, Inc.	1,700	508,980
Eldorado Resorts, Inc. (a)	51,700	2,336,840
Las Vegas Sands Corp.	74,452	6,001,576
Melco Crown Entertainment Ltd. sponsored ADR	9,300	303,738
MGM Mirage, Inc.	84,800	2,666,960
Penn National Gaming, Inc. (a)	29,823	1,016,368
PlayAGS, Inc. (a)	11,600	293,712
Wynn Resorts Ltd.	1,100	215,611
		14,873,265
Hotels, Resorts & Cruise Lines - 8.2%
Accor SA	5,500	300,978
Bluegreen Vacations Corp.	32,000	643,200
Carnival Corp.	50,300	3,132,684
Hilton Grand Vacations, Inc. (a)	47,387	1,884,107
Hilton Worldwide Holdings, Inc.	79,600	6,424,516
Hyatt Hotels Corp. Class A	11,300	923,549
ILG, Inc.	2,200	75,328
Marriott International, Inc. Class A	48,533	6,569,427
Marriott Vacations Worldwide Corp.	15,106	1,816,345
Royal Caribbean Cruises Ltd.	54,025	5,671,545
Wyndham Worldwide Corp.	37,400	4,055,656
		31,497,335
Leisure Facilities - 1.3%
Cedar Fair LP (depositary unit)	6,800	452,064
Drive Shack, Inc. (a)	62,990	411,325
Planet Fitness, Inc. (a)	25,800	1,022,454
Vail Resorts, Inc.	12,889	3,103,542
		4,989,385
Restaurants - 10.0%
ARAMARK Holdings Corp.	44,100	1,711,962
Chipotle Mexican Grill, Inc. (a)	600	258,108
Compass Group PLC	12,000	258,027
Darden Restaurants, Inc.	18,500	1,617,085
Del Frisco's Restaurant Group, Inc. (a)	20,800	275,600
Del Taco Restaurants, Inc. (a)	10,128	121,941
DineEquity, Inc.	4,700	298,215
Domino's Pizza, Inc.	8,100	2,036,988
Dunkin' Brands Group, Inc.	27,300	1,748,019
Jack in the Box, Inc.	5,377	433,763
McDonald's Corp.	91,800	14,688,918
Papa John's International, Inc.	7,600	390,260
Restaurant Brands International, Inc.	30,310	1,789,940
Ruth's Hospitality Group, Inc.	11,728	311,378
Shake Shack, Inc. Class A (a)	5,600	333,872
Starbucks Corp.	139,768	7,920,653
Texas Roadhouse, Inc. Class A	11,000	681,670
U.S. Foods Holding Corp. (a)	61,667	2,200,279
Wendy's Co.	11,500	185,265
Wingstop, Inc.	9,232	467,232
Yum! Brands, Inc.	9,300	756,369
		38,485,544

TOTAL HOTELS, RESTAURANTS & LEISURE		89,845,529

Household Durables - 2.9%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	5,105	1,041,624
Homebuilding - 2.5%
Cavco Industries, Inc. (a)	3,800	788,880
D.R. Horton, Inc.	70,300	2,967,363
Lennar Corp.:
Class A	45,900	2,374,866
Class B	458	18,952
LGI Homes, Inc. (a)	3,300	201,003
New Home Co. LLC (a)	13,700	138,233
NVR, Inc. (a)	741	2,215,990
Taylor Morrison Home Corp. (a)	10,100	217,150
TopBuild Corp. (a)	1,200	100,740
TRI Pointe Homes, Inc. (a)	42,800	738,728
		9,761,905
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	82,500	490,784

TOTAL HOUSEHOLD DURABLES		11,294,313

Internet & Direct Marketing Retail - 25.8%
Internet & Direct Marketing Retail - 25.8%
Amazon.com, Inc. (a)	43,400	70,725,509
Boohoo.Com PLC (a)	57,800	156,669
Liberty Interactive Corp. QVC Group Series A (a)	65,010	1,321,653
Netflix, Inc. (a)	45,479	15,990,416
Start Today Co. Ltd.	3,500	121,777
The Booking Holdings, Inc. (a)	5,242	11,054,959
Wayfair LLC Class A (a)	1,600	147,760
Zalando SE (a)(c)	1,900	101,175
		99,619,918
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
2U, Inc. (a)	10,500	995,400
Alphabet, Inc. Class A (a)	1,600	1,760,000
CarGurus, Inc. Class A	500	16,580
MINDBODY, Inc. (a)	3,100	122,140
		2,894,120
IT Services - 0.4%
Data Processing& Outsourced Services - 0.4%
Global Payments, Inc.	4,400	489,104
PayPal Holdings, Inc. (a)	11,200	919,184
		1,408,288
Leisure Products - 0.6%
Leisure Products - 0.6%
Mattel, Inc. (b)	139,200	2,160,384
Media - 10.6%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	5,000	113,000
Broadcasting - 0.2%
CBS Corp. Class B	14,200	715,254
Cable & Satellite - 5.6%
Charter Communications, Inc. Class A (a)	36,669	9,572,076
Comcast Corp. Class A	360,647	11,244,973
Naspers Ltd. Class N	3,600	855,742
		21,672,791
Movies & Entertainment - 4.8%
Cinemark Holdings, Inc.	38,581	1,302,880
Liberty Media Corp. Liberty Formula One Group Series C (a)	8,200	258,956
Lions Gate Entertainment Corp. Class B	1,300	28,379
Live Nation Entertainment, Inc. (a)	15,000	639,450
The Walt Disney Co.	139,247	13,850,899
Time Warner, Inc.	20,100	1,892,616
Twenty-First Century Fox, Inc. Class A	9,900	381,645
		18,354,825

TOTAL MEDIA		40,855,870

Multiline Retail - 4.2%
Department Stores - 0.6%
Future Retail Ltd. (a)	36,410	318,095
Kohl's Corp.	6,000	400,500
Macy's, Inc.	47,800	1,668,698
		2,387,293
General Merchandise Stores - 3.6%
B&M European Value Retail S.A.	79,737	427,173
Dollar General Corp.	47,500	4,155,300
Dollar Tree, Inc. (a)	98,521	8,136,849
Ollie's Bargain Outlet Holdings, Inc. (a)	5,100	360,570
Target Corp.	10,800	787,212
		13,867,104

TOTAL MULTILINE RETAIL		16,254,397

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	1,200	179,328
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (b)	14,000	309,400
Software - 0.2%
Application Software - 0.1%
Adobe Systems, Inc. (a)	1,400	348,992
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	5,000	354,550

TOTAL SOFTWARE		703,542

Specialty Retail - 17.7%
Apparel Retail - 5.1%
Burlington Stores, Inc. (a)	41,600	6,084,000
Inditex SA	12,388	391,572
Ross Stores, Inc.	77,780	6,135,286
The Children's Place Retail Stores, Inc.	6,000	772,500
TJX Companies, Inc.	71,609	6,467,725
		19,851,083
Automotive Retail - 2.0%
AutoZone, Inc. (a)	4,400	2,857,008
Monro, Inc.	8,700	488,070
O'Reilly Automotive, Inc. (a)	15,498	4,175,316
		7,520,394
Home Improvement Retail - 10.0%
Floor & Decor Holdings, Inc. Class A (a)	7,700	361,900
Home Depot, Inc.	148,700	27,739,985
Lowe's Companies, Inc.	111,900	10,631,619
		38,733,504
Specialty Stores - 0.6%
Five Below, Inc. (a)	500	35,355
Tiffany & Co., Inc.	2,600	340,028
Ulta Beauty, Inc. (a)	7,000	1,728,370
		2,103,753

TOTAL SPECIALTY RETAIL		68,208,734

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	5,100	953,037
Textiles, Apparel & Luxury Goods - 5.4%
Apparel, Accessories & Luxury Goods - 3.0%
adidas AG	3,348	757,746
Canada Goose Holdings, Inc. (a)	9,200	387,981
Carter's, Inc.	9,700	1,057,397
G-III Apparel Group Ltd. (a)	10,400	435,760
Kering SA	800	457,987
lululemon athletica, Inc. (a)	2,200	231,110
LVMH Moet Hennessy - Louis Vuitton SA	3,127	1,088,817
Michael Kors Holdings Ltd. (a)	5,600	321,384
Prada SpA	68,800	360,984
PVH Corp.	33,100	5,296,000
Swatch Group AG (Bearer)	440	213,482
Tapestry, Inc.	16,100	703,892
VF Corp.	4,600	373,336
		11,685,876
Footwear - 2.4%
NIKE, Inc. Class B	127,750	9,172,450
Puma AG	66	40,045
		9,212,495

TOTAL TEXTILES, APPAREL & LUXURY GOODS		20,898,371

Tobacco - 0.2%
Tobacco - 0.2%
Philip Morris International, Inc.	7,900	628,366
TOTAL COMMON STOCKS
(Cost $284,793,420)		382,157,268

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.76% (d)	914,966	915,149
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	8,179,397	8,180,215
TOTAL MONEY MARKET FUNDS
(Cost $9,095,364)		9,095,364
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $293,888,784)		391,252,632
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(5,380,366)
NET ASSETS - 100%		$385,872,266

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,175 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,573
Fidelity Securities Lending Cash Central Fund	43,883
Total	$47,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$382,157,268	$379,825,111	$2,332,157	$--
Money Market Funds	9,095,364	9,095,364	--	--
Total Investments in Securities:	$391,252,632	$388,920,475	$2,332,157	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$8,720,162

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communications Equipment Portfolio

May 31, 2018

DEV-QTLY-0718
1.802166.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Aerospace & Defense - 0.5%
Aerospace & Defense - 0.5%
Harris Corp.	8,000	$1,203,760
Communications Equipment - 83.0%
Communications Equipment - 83.0%
ADTRAN, Inc.	257,600	3,593,520
ADVA Optical Networking SE (a)(b)	9,113	65,519
Arista Networks, Inc. (a)	23,000	5,785,880
Arris International PLC (a)	164,635	4,161,973
Calix Networks, Inc. (a)	75,321	512,183
Ciena Corp. (a)	34,600	797,530
Cisco Systems, Inc.	1,218,499	52,042,091
CommScope Holding Co., Inc. (a)	416,971	12,225,590
Comtech Telecommunications Corp.	27,300	854,490
EchoStar Holding Corp. Class A (a)	40,400	1,900,416
Extreme Networks, Inc. (a)	43,700	376,257
F5 Networks, Inc. (a)	83,235	14,408,811
Finisar Corp. (a)(b)	259,000	4,198,390
Infinera Corp. (a)	275,114	2,421,003
InterDigital, Inc.	52,400	4,131,740
Juniper Networks, Inc.	393,812	10,491,152
Lumentum Holdings, Inc. (a)(b)	86,320	5,071,300
Mitel Networks Corp. (a)	388,700	4,291,248
Motorola Solutions, Inc.	59,759	6,414,531
NETGEAR, Inc. (a)	30,150	1,822,568
NetScout Systems, Inc. (a)	93,900	2,535,300
Nokia Corp. sponsored ADR (b)	3,052,403	17,673,413
Oclaro, Inc. (a)	414,800	3,550,688
Palo Alto Networks, Inc. (a)	41,300	8,594,117
Plantronics, Inc.	43,634	3,178,737
Quantenna Communications, Inc. (a)	209,600	3,353,600
Radware Ltd. (a)	35,891	837,337
Sierra Wireless, Inc. (a)(b)	32,500	534,147
Sonus Networks, Inc. (a)	464,760	2,816,446
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,567,580	11,302,252
ViaSat, Inc. (a)(b)	24,600	1,540,206
Viavi Solutions, Inc. (a)	493,700	4,695,087
		196,177,522
Electronic Equipment & Components - 3.0%
Electronic Components - 0.3%
Corning, Inc.	23,800	646,646
Electronic Manufacturing Services - 1.8%
Fabrinet	63,500	2,230,755
Jabil, Inc.	42,800	1,210,384
TE Connectivity Ltd.	9,000	837,720
		4,278,859
Technology Distributors - 0.9%
CDW Corp.	14,400	1,152,720
Dell Technologies, Inc. (a)	12,859	1,037,207
		2,189,927

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		7,115,432

Internet Software & Services - 2.5%
Internet Software & Services - 2.5%
Alphabet, Inc.:
Class A (a)	3,040	3,344,000
Class C (a)	1,305	1,415,912
LogMeIn, Inc.	10,308	1,112,233
		5,872,145
IT Services - 1.6%
Data Processing & Outsourced Services - 0.4%
WNS Holdings Ltd. sponsored ADR (a)	18,700	956,318
IT Consulting & Other Services - 1.2%
Amdocs Ltd.	16,700	1,126,582
Cognizant Technology Solutions Corp. Class A	8,650	651,778
Presidio, Inc. (a)	80,900	1,082,442
		2,860,802

TOTAL IT SERVICES		3,817,120

Media - 0.5%
Cable & Satellite - 0.5%
Comcast Corp. Class A	40,800	1,272,144
Semiconductors & Semiconductor Equipment - 5.3%
Semiconductors - 5.3%
Acacia Communications, Inc. (a)(b)	116,000	3,751,440
Analog Devices, Inc.	8,100	787,158
Broadcom, Inc.	5,623	1,417,390
Cavium, Inc. (a)	5,800	484,938
Maxim Integrated Products, Inc.	6,500	381,225
NXP Semiconductors NV (a)	6,700	763,800
ON Semiconductor Corp. (a)	34,200	859,446
Qualcomm, Inc.	69,319	4,028,820
		12,474,217
Software - 1.9%
Application Software - 0.9%
Citrix Systems, Inc. (a)	10,000	1,056,200
Micro Focus International PLC	57,400	1,016,927
SailPoint Technologies Holding, Inc. (a)	2,300	60,007
		2,133,134
Systems Software - 1.0%
Check Point Software Technologies Ltd. (a)	11,000	1,070,960
Oracle Corp.	25,800	1,205,376
		2,276,336

TOTAL SOFTWARE		4,409,470

Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	51,211	1,128,178
Samsung Electronics Co. Ltd.	14,400	675,875
		1,804,053
TOTAL COMMON STOCKS
(Cost $185,290,336)		234,145,863

Money Market Funds - 12.2%
Fidelity Cash Central Fund, 1.76% (c)	2,209,960	2,210,402
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	26,755,531	26,758,207
TOTAL MONEY MARKET FUNDS
(Cost $28,968,609)		28,968,609
TOTAL INVESTMENT IN SECURITIES - 111.3%
(Cost $214,258,945)		263,114,472
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(26,799,946)
NET ASSETS - 100%		$236,314,526

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,814
Fidelity Securities Lending Cash Central Fund	73,021
Total	$82,835

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$234,145,863	$233,128,936	$1,016,927	$--
Money Market Funds	28,968,609	28,968,609	--	--
Total Investments in Securities:	$263,114,472	$262,097,545	$1,016,927	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Wireless Portfolio

May 31, 2018

WIR-QTLY-0718
1.802194.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Aerospace & Defense - 1.4%
Aerospace & Defense - 1.4%
Harris Corp.	22,100	$3,325,387
Communications Equipment - 4.5%
Communications Equipment - 4.5%
CommScope Holding Co., Inc. (a)	65,300	1,914,596
Motorola Solutions, Inc.	11,468	1,230,975
Nokia Corp. sponsored ADR (b)	391,700	2,267,943
Quantenna Communications, Inc. (a)	207,800	3,324,800
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	323,900	2,335,319
ViaSat, Inc. (a)	1	63
		11,073,696
Diversified Telecommunication Services - 25.9%
Alternative Carriers - 1.8%
Iliad SA	25,595	4,337,170
Integrated Telecommunication Services - 24.1%
AT&T, Inc.	528,200	17,071,424
BCE, Inc.	94,100	3,919,745
BT Group PLC sponsored ADR (b)	381,200	5,180,508
Chunghwa Telecom Co. Ltd. sponsored ADR (b)	12,900	467,367
Euskaltel, S.A. (c)	390,900	3,648,998
Masmovil Ibercom SA (a)	18,070	2,480,044
Telecom Italia SpA (a)	2,505,500	2,016,248
Telecom Italia SpA sponsored ADR (a)(b)	25,400	205,232
Telefonica SA sponsored ADR (b)	509,997	4,487,974
Verizon Communications, Inc.	410,401	19,563,816
		59,041,356

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		63,378,526

Equity Real Estate Investment Trusts (REITs) - 7.3%
Specialized REITs - 7.3%
American Tower Corp.	128,492	17,779,438
Crown Castle International Corp.	1	104
		17,779,542
Internet Software & Services - 5.1%
Internet Software & Services - 5.1%
Alphabet, Inc. Class A (a)	10,300	11,330,000
Gogo, Inc. (a)(b)	222,600	1,141,938
		12,471,938
Media - 5.0%
Cable & Satellite - 5.0%
Altice NV Class A (a)	134,099	1,566,954
DISH Network Corp. Class A (a)	82,100	2,426,055
Liberty Global PLC Class A (a)	214,400	6,112,544
Telenet Group Holding NV (a)	40,479	2,047,149
		12,152,702
Semiconductors & Semiconductor Equipment - 13.4%
Semiconductors - 13.4%
Marvell Technology Group Ltd.	126,200	2,718,348
Qorvo, Inc. (a)	69,525	5,579,381
Qualcomm, Inc.	354,750	20,618,070
Skyworks Solutions, Inc.	30,300	2,987,883
STMicroelectronics NV (NY Shares) unit	33,500	799,645
		32,703,327
Software - 4.0%
Application Software - 1.6%
RingCentral, Inc. (a)	53,400	4,045,050
Home Entertainment Software - 2.0%
Activision Blizzard, Inc.	69,900	4,956,609
Systems Software - 0.4%
BlackBerry Ltd. (a)	77,101	912,772

TOTAL SOFTWARE		9,914,431

Technology Hardware, Storage & Peripherals - 19.0%
Technology Hardware, Storage & Peripherals - 19.0%
Apple, Inc.	248,505	46,438,128
Wireless Telecommunication Services - 12.1%
Wireless Telecommunication Services - 12.1%
China Mobile Ltd. sponsored ADR	90,400	4,060,768
Millicom International Cellular SA	24,400	1,547,204
Rogers Communications, Inc. Class B (non-vtg.)	6,900	323,820
Shenandoah Telecommunications Co.	10,100	322,190
SoftBank Corp.	49,100	3,484,143
Spok Holdings, Inc.	1	15
Sprint Corp. (a)	32	164
T-Mobile U.S., Inc. (a)	203,075	11,311,278
U.S. Cellular Corp. (a)	5,800	208,336
Vodafone Group PLC sponsored ADR	319,681	8,289,328
		29,547,246
TOTAL COMMON STOCKS
(Cost $202,556,561)		238,784,923

Nonconvertible Preferred Stocks - 1.2%
Diversified Telecommunication Services - 1.2%
Integrated Telecommunication Services - 1.2%
Telefonica Brasil SA
(Cost $3,403,491)	248,800	3,039,809

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.76% (d)	1,282,701	1,282,957
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	10,387,091	10,388,130
TOTAL MONEY MARKET FUNDS
(Cost $11,671,087)		11,671,087
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $217,631,139)		253,495,819
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(9,158,826)
NET ASSETS - 100%		$244,336,993

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,648,998 or 1.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,143
Fidelity Securities Lending Cash Central Fund	59,732
Total	$64,875

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$238,784,923	$233,284,532	$5,500,391	$--
Nonconvertible Preferred Stocks	3,039,809	3,039,809	--	--
Money Market Funds	11,671,087	11,671,087	--	--
Total Investments in Securities:	$253,495,819	$247,995,428	$5,500,391	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$25,236,480

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018